            As filed with the Securities and Exchange
                 Commission on October 31, 1996
                                                 File No. 2-79807

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Pre-Effective Amendment No.
                  Post-Effective Amendment No. 33               X
                             and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT
                       COMPANY ACT OF 1940

                        Amendment No. 31                        X

                    ALLIANCE MUNICIPAL TRUST
       (Exact Name of Registrant as Specified in Charter)
     1345 Avenue of the Americas, New York, New York  10105
      (Address of Principal Executive Office)    (Zip Code)

Registrant's Telephone Number, including Area Code:(800) 221-5672

                      EDMUND P. BERGAN, JR.
                Alliance Capital Management L.P.
                   1345 Avenue of the Americas
                    New York, New York 10105
             (Name and address of agent for service)

It is proposed that this filing will become effective (Check appropriate line)
      X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
    ___75 days after filing pursuant to paragraph (a)(2)
    ___on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has registered an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 notice for its fiscal year ended June 30, 1996 was filed on August 29, 1996.

                      CROSS REFERENCE SHEET
                  (as required by Rule 404(c))

N-1A Item No.                          Location in Prospectuses
                                       (Caption)

PART A

Item 1.  Cover Page                         Cover Page

Item 2.  Synopsis                           Expense Information

Item 3.  Financial Highlights               Financial Highlights

Item 4.  General Description of Registrant  Investment Objectives
                                            and Policies

Item 5.  Management of the Fund             Additional
                                            Information

Item 6.  Capital Stock and Other
           Securities                       Additional
                                            Information

Item 7.  Purchase of Securities Being
         Offered                            Purchase and
                                            Redemption of Shares;
                                            Additional
                                            Information

Item 8.  Redemption or Repurchase           Purchase and
                                            Redemption of Shares

Item 9.  Pending Legal Proceedings          Not Applicable


PART B                               Location in Statements
                                     of Additional Information
                                     (Caption)

Item 10. Cover Page                         Cover Page

Item 11. Table of Contents                  Cover Page

Item 12. General Information and History    Management; General
                                            Information

Item 13. Investment Objectives and
         Policies                           Investment Objectives
                                            and Policies;

                                            Investment
                                            Restrictions

Item 14. Management of the Fund             Management

Item 15. Control Persons and Principal
         Holders of Securities              Management

PART B (continued)

Item 16. Investment Advisory and
         Other Services                     Management

Item 17. Brokerage Allocation               General Information

Item 18. Capital Stock and Other
         Securities                         Daily Dividends -
                                            Determination of Net
                                            Asset Value; General
                                            Information

Item 19. Purchase, Redemption and
         Pricing of Securities Being
         Offered                            Purchase and
                                            Redemption of Shares;
                                            Daily Dividends -
                                            Determination of Net
                                            Asset Value

Item 20. Tax Status                         Taxes

Item 21. Underwriters                       General Information

Item 22. Calculation of Performance
         Data                               General Information

Item 23. Financial Statements               Financial Statements;
                                            Report of Independent
                                            Accounts

--------------------------------------------------------
                    YIELD MESSAGES
 For current recorded yield information on Alliance
 Municipal Trust, call on a touch-tone telephone
 toll-free (800) 251-0539 and press the following
 sequence of keys:
 [1][#] [1][#] [6][4][#]       for the General Portfolio,
 [1][#] [1][#] [4][9][#]      for the New York Portfolio,
 [1][#] [1][#] [3][0][#]    for the California Portfolio,
 [1][#] [1][#] [2][8][#]   for the Connecticut Portfolio,
 [1][#] [1][#] [9][2][#]    for the New Jersey Portfolio,
 [1][#] [1][#] [2][1][#]      for the Virginia Portfolio,
 [1][#] [1][#] [6][6][#]       for the Florida Portfolio.
 For non-touch-tone telephones, call toll-free
 (800) 221-9513.
--------------------------------------------------------
  The Fund, an open-end investment
 company with investment objectives
 of safety, liquidity and tax-free
 income, consists of the General
 Portfolio which is diversified, and
 the New York, California, Connecti-
 cut, New Jersey, Virginia and Flor-
 ida Portfolios, each of which is
 non-diversified. Shares of the New
 York, California, Connecticut, New
 Jersey, Virginia and Florida Port-
 folios are offered only to resi-
 dents of each such respective
 state. This prospectus sets forth
 the information about each Portfo-
 lio that a prospective investor
 should know before investing.
 Please retain it for future refer-
 ence.

  An investment in the Fund is (i)
 neither insured nor guaranteed by
 the U.S. Government; (ii) not a de-
 posit or obligation of, or guaran-
 teed or endorsed by, any bank; and
 (iii) not federally insured by the
 Federal Deposit Insurance Corpora-
 tion, the Federal Reserve Board or
 any other agency. There can be no
 assurance that the Fund will be
 able to maintain a stable net asset
 value of $1.00 per share of each
 Portfolio. The Portfolios, except
 for the General Portfolio, may in-
 vest a significant portion of their
 assets in the securities of a sin-
 gle issuer. Accordingly, an invest-
 ment in each such Portfolio may be
 riskier than an investment in other
 types of money market funds.

  A "Statement of Additional Infor-
 mation," dated November 1, 1996,
 which provides a further discussion
 of certain areas in this prospectus
 and other matters which may be of
 interest to some investors, has
 been filed with the Securities and
 Exchange Commission and is incorpo-
 rated herein by reference. For a
 free copy, call (800) 221-5672 or
 write Alliance Fund Services, Inc.
 at the address shown on page 12.
  THESE SECURITIES HAVE NOT BEEN AP-
 PROVED OR DISAPPROVED BY THE SECU-
 RITIES AND EXCHANGE COMMISSION OR
 ANY STATE SECURITIES COMMISSION NOR
 HAS THE SECURITIES AND EXCHANGE
 COMMISSION OR ANY STATE SECURITIES
 COMMISSION PASSED UPON THE ACCURACY
 OR ADEQUACY OF THIS PROSPECTUS. ANY
 REPRESENTATION TO THE CONTRARY IS A
 CRIMINAL OFFENSE.
 (R)This registered service mark
  used under license from the owner,
  Alliance Capital Management L.P.

--------------------------------------------------------------------------------
 CONTENTS
 --------

  Expense Information.......................................................   2
  Financial Highlights......................................................   3
  Investment Objectives and Policies........................................   7
  Purchase and Redemption of Shares.........................................   9
  Additional Information....................................................  10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 ALLIANCE
 MUNICIPAL
 TRUST

--------------------------------------------------------------------------------


[LOGO OF ALLIANCE CAPITAL APPEARS HERE]



 PROSPECTUS

 NOVEMBER 1, 1996

 ALC64PRO6

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES

  The Fund has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING
EXPENSES (as a percentage
of average net assets,        GEN       NY        CA        CT        NJ        VA        FL
after expense              PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO
reimbursement)             --------- --------- --------- --------- --------- --------- ---------
  Management Fees........     .50%      .50%      .50%      .50%      .50%      .50%      .50%
  12b-1 Fees.............     .25       .25       .25       .25       .25       .25       .25
  Other Expenses.........     .25       .25       .25       .25       .25       .25       .25
                             ----      ----      ----      ----      ----      ----      ----
  Total Fund Operating
   Expenses..............    1.00%     1.00%     1.00%     1.00%     1.00%     1.00%     1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                  ------ ------- ------- --------
             General Portfolio...  $10     $32     $55     $122
             NY Portfolio........  $10     $32     $55     $122
             CA Portfolio........  $10     $32     $55     $122
             CT Portfolio........  $10     $32     $55     $122
             NJ Portfolio........  $10     $32     $55     $122
             VA Portfolio........  $10     $32     $55     $122
             FL Portfolio........  $10     $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The expenses listed in the table for the CT, NJ, VA and FL Portfolios are net of the contractual reimbursement by the Adviser described in this prospectus. The expenses of such Portfolios before such reimbursements and fee waivers, would be: CT Portfolio: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.37% and Total Operating Expenses--1.12%; NJ Portfolio: Manage-ment Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.37% and Total Operating Ex-penses--1.12%; VA Portfolio: Management Fees--.50%; 12b-1 Fees--.25%, Other Ex-penses--.38% and Total Operating Expenses--1.13% and; FL Portfolio: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.34% and Total Operating Ex-penses--1.09%. The example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (AUDITED)

--------------------------------------------------------------------------------

  The following information has been audited by McGladrey & Pullen LLP, the Fund's independent accountant, whose unqualified report thereon (referring to Financial Highlights) appears in the Statement of Additional Information. The following information should be read in conjunction with the financial state-ments and related notes included in the Statement of Additional Information. Further information about the Fund's performance is contained in the Fund's annual report, which is available without charge upon request.

                                                           GENERAL PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                                                                                                         YEAR ENDED
                                        YEAR ENDED JUNE 30,                           SIX MONTHS        DECEMBER 31,
                          ---------------------------------------------------------      ENDED      ----------------------
                           1996    1995       1994    1993    1992    1991    1990   JUNE 30, 1989   1988    1987    1986
                          ------  ------     ------  ------  ------  ------  ------  -------------  ------  ------  ------
Net asset value,
 beginning of period....  $ 1.00  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..    .029    .028       .018    .020    .034    .046    .055       .030        .047    .041    .044
 Net realized and
  unrealized loss on
  investments...........     -0-   (.003)       -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
 Net increase in net
  asset value from
  operations............    .029    .025       .018    .020    .034    .046    .055       .030        .047    .041    .044
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
ADD: CAPITAL
 CONTRIBUTIONS
 Capital Contributed by
  the Adviser...........     -0-    .003        -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....   (.029)  (.028)     (.018)  (.020)  (.034)  (.046)  (.055)     (.030)      (.047)  (.041)  (.044)
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
 Net asset value, end of
  period................  $ 1.00  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00
                          ======  ======     ======  ======  ======  ======  ======     ======      ======  ======  ======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(a)..............    2.93%   2.83%(c)   1.81%   2.05%   3.48%   4.71%   5.65%      6.13%(b)    4.81%   4.18%   4.50%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in millions)..  $1,148  $1,189     $1,134  $1,016    $914    $883    $798       $695        $633    $690    $794
 Ratio to average net
  assets of:
 Expense, net of waivers
  and reimbursements....     .95%    .94%       .92%    .92%    .92%    .89%    .83%       .84%(b)     .83%    .80%    .80%
 Expense, before waivers
  and reimbursements....     .95%    .95%       .94%    .94%    .95%    .95%    .93%       .94%(b)     .93%    .90%    .90%
 Net investment
  income(d).............    2.90%   2.78%      1.80%   2.02%   3.40%   4.57%   5.50%      5.96%(b)    4.69%   4.08%   4.31%

-------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) The capital contribution by the Adviser has no effect on total return.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                              NEW YORK PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                                                                                                               YEAR ENDED
                                              YEAR ENDED JUNE 30,                              SIX MONTHS     DECEMBER 31,
                          ------------------------------------------------------------------      ENDED      ----------------
                            1996      1995      1994      1993      1992     1991     1990    JUNE 30, 1989   1988     1987
                          --------  --------  --------  --------  --------  -------  -------  -------------  -------  -------
Net asset value,
 beginning of period....    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00
                          --------  --------  --------  --------  --------  -------  -------     -------     -------  -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income................      .028      .028      .018      .019      .034     .042     .051        .027        .041     .036
                          --------  --------  --------  --------  --------  -------  -------     -------     -------  -------
LESS DISTRIBUTIONS
 Dividends from net
  investment income.....     (.028)    (.028)    (.018)    (.019)    (.034)   (.042)   (.051)      (.027)      (.041)   (.036)
                          --------  --------  --------  --------  --------  -------  -------     -------     -------  -------
 Net asset value, end of
  period................    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00
                          ========  ========  ========  ========  ========  =======  =======     =======     =======  =======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(b)..............      2.87%     2.84%     1.77%     1.94%     3.47%    4.32%    5.26%       5.61%(c)    4.14%    3.71%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (000's
  omitted)..............  $330,984  $177,254  $162,839  $100,529  $100,476  $71,748  $62,536     $41,910     $41,335  $58,684
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements........       .85%      .85%      .84%      .80%      .80%     .80%     .80%        .85%(c)    1.00%     .87%
 Expenses, before
  waivers and
  reimbursements........      1.03%     1.03%     1.08%     1.06%     1.12%    1.15%    1.18%       1.35%(c)    1.33%     .97%
 Net investment
  income(d).............      2.82%     2.81%     1.77%     1.91%     3.35%    4.20%    5.13%       5.45%(c)    4.03%    3.62%

-------

(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                               CALIFORNIA PORTFOLIO
                          -------------------------------------------------------------------------------------------------------
                                               YEAR ENDED JUNE 30,                               SIX MONTHS      JUNE 2, 1988(A)
                          --------------------------------------------------------------------      ENDED            THROUGH
                            1996      1995      1994      1993      1992      1991      1990    JUNE 30, 1989   DECEMBER 31, 1988
                          --------  --------  --------  --------  --------  --------  --------  -------------   -----------------
Net asset value,
 beginning of period....    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00            $ 1.00
                          --------  --------  --------  --------  --------  --------  --------    --------          --------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..      .029      .027      .018      .020      .032      .043      .050        .029              .030
                          --------  --------  --------  --------  --------  --------  --------    --------          --------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....     (.029)    (.027)    (.018)    (.020)    (.032)    (.043)    (.050)      (.029)            (.030)
                          --------  --------  --------  --------  --------  --------  --------    --------          --------
 Net asset value, end of
  period................    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00            $ 1.00
                          ========  ========  ========  ========  ========  ========  ========    ========          ========
TOTAL RETURNS
 Total investment return
  based on net asset
  value(b)..............      2.91%     2.78%     1.83%     2.05%     3.26%     4.43%     5.17%       6.02%(c)          5.20%(c)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (000's
  omitted)..............  $297,862  $236,479  $219,673  $156,200  $121,317  $111,957  $104,097    $242,124          $103,390
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements........       .93%      .93%      .93%      .93%      .95%     1.00%      .99%        .92%(c)           .89%(c)
 Expenses, before
  waivers and
  reimbursements........       .94%     1.01%     1.02%     1.02%     1.05%     1.10%     1.09%       1.02%(c)          1.10%(c)
 Net investment
  income(d).............      2.86%     2.75%     1.82%     2.01%     3.18%     4.32%     5.03%       5.90%(c)          5.21%(c)

-------

(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                CONNECTICUT PORTFOLIO
                          ------------------------------------------------------------------------
                                        YEAR ENDED JUNE 30,                     JANUARY 5, 1990(A)
                          ----------------------------------------------------       THROUGH
                           1996     1995     1994     1993     1992     1991      JUNE 30, 1990
                          -------  -------  -------  -------  -------  -------  ------------------
Net asset value,
 beginning of period ...   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          -------  -------  -------  -------  -------  -------       -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..     .028     .028     .017     .020     .033     .045          .026
                          -------  -------  -------  -------  -------  -------       -------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....    (.028)   (.028)   (.017)   (.020)   (.033)   (.045)        (.026)
                          -------  -------  -------  -------  -------  -------       -------
 Net asset value, end of
  period................   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          =======  =======  =======  =======  =======  =======       =======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(b)..............     2.88%    2.78%    1.71%    2.00%    3.35%    4.57%         5.53%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's omitted).  $95,812  $75,991  $57,314  $56,224  $54,751  $48,482       $27,945
Ratio to net assets of:
 Expenses, net of
  waivers and...........      .80%     .80%     .77%     .70%     .58%     .44%          .19%(c)
 Expenses, before
  waivers and
  reimbursements........     1.15%    1.21%    1.21%    1.16%    1.22%    1.16%         1.10%(c)
 Net investment
  income(d).............     2.84%    2.77%    1.69%    1.97%    3.28%    4.39%         5.39%(c)

-------

(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                 NEW JERSEY PORTFOLIO
                                          -------------------------------------
                                            YEAR ENDED
                                             JUNE 30,       FEBRUARY 7, 1994(A)
                                          ----------------        THROUGH
                                           1996     1995       JUNE 30, 1994
                                          -------  -------  -------------------
Net asset value, beginning of period.....  $ 1.00   $ 1.00         $ 1.00
                                          -------  -------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income...................    .028     .029           .008
                                          -------  -------        -------
LESS: DISTRIBUTIONS
 Dividends from net investment income....   (.028)   (.029)         (.008)
                                          -------  -------        -------
 Net asset value, end of period..........  $ 1.00   $ 1.00         $ 1.00
                                          =======  =======        =======
TOTAL RETURNS
 Total investment return based on net as-
  set value(b)...........................    2.89%    2.93%          2.08%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omit-
 ted).................................... $98,098  $74,133        $36,909
Ratio to average net assets of:
 Expenses, net of waivers and reimburse-
  ments..................................     .82%     .74%           .70%(c)
 Expenses, before waivers and reimburse-
  ments..................................    1.19%    1.29%          1.93%(c)
 Net investment income(d)................    2.84%    2.98%          2.07%(c)

-------

(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                      VIRGINIA PORTFOLIO       FLORIDA PORTFOLIO
                                  ---------------------------  -----------------
                                                 OCTOBER 25
                                                   1994(A)     JULY 28, 1995(A)
                                   YEAR ENDED      THROUGH          THROUGH
                                  JUNE 30, 1996 JUNE 30, 1995    JUNE 30, 1996
                                  ------------- -------------  -----------------
Net asset value, beginning of
 period.........................      $ 1.00        $ 1.00           $ 1.00

                                     -------       -------          -------
INCOME FROM INVESTMENT OPERA-
 TIONS
Net investment income...........        .029          .023             .030

                                     -------       -------          -------
LESS DISTRIBUTIONS
Dividends from net investment
 income.........................       (.029)        (.023)           (.030)

                                     -------       -------          -------
Net asset value, end of period..      $ 1.00        $ 1.00           $ 1.00

                                     =======       =======          =======
TOTAL RETURNS
Total investment return based on
 net asset value (b)............        2.97%         3.48%(c)         3.32%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's
 omitted).......................     $89,557       $66,921          $91,179
Ratio to average net assets of:
 Expenses, net of waivers and
  reimbursements................         .78%          .44%(c)          .58%
 Expenses, before waivers and
  reimbursements................        1.15%         1.30%(c)         1.24%
 Net investment income(d).......        2.91%         3.48%(c)         3.12%

-------

(a)Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period.
(c)Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

  From time to time the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of com-pounding, the dividends paid are assumed to be reinvested. Dividends for the General Portfolio for the seven days ended June 30, 1996, after expense reim-bursement, amounted to an annualized yield of 2.74%, equivalent to an effective yield of 2.78%. Absent expense reimbursement, the annualized yield for this pe-riod would have been 2.69%, equivalent to an effective yield of 2.73%. Divi-dends for the New York Portfolio for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.68%, equivalent to an effective yield of 2.72%. Absent expense reimbursement, the annualized yield for this period would have been 2.16%, equivalent to an effective yield of 2.18%. Dividends for the California Portfolio for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.64%, equivalent to an effective yield of 2.68%. Absent expense reimbursement, the annualized yield for this period would have been 2.56%, equivalent to an effec-tive yield of 2.59%. Dividends for the Connecticut Portfolio for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.67%, equivalent to an effective yield of 2.71%. Absent expense reim-bursement, the annualized yield for this period would have been 2.31%, equiva-lent to an effective yield of 2.34%. Dividends for the New Jersey Portfolio for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.61%, equivalent to an effective yield of 2.64%. Absent expense reimbursement, the annualized yield for this period would have been 2.24%, equivalent to an effective yield of 2.27%. Dividends for the Virginia Portfolio for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.73%, equivalent to an effective yield of 2.77%. Absent expense reimbursement, the annualized yield for this period would have been 2.49%, equivalent to an effective yield of 2.52%. Dividends for the Florida Portfolio for the seven days ended June 30, 1996, after expense reim-bursement, amounted to an annualized yield of 2.92%, equivalent to an effective yield of 2.96%. Absent expense reimbursement, the annualized yield for this pe-riod would have been 2.49%, equivalent to an effective yield of 2.52%.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

  Alliance Municipal Trust (the "Fund") consists of seven distinct Portfolios, the General, New York, California, Connecticut, New Jersey, Virginia and Flor-ida Portfolios (each a "Portfolio"), each of which issues a separate class of shares. The investment objectives of each Portfolio are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income that is exempt from income taxation to the extent described below. As a matter of fundamental policy, each Portfolio, except the Florida Portfolio, pursues its objectives by investing in high quality municipal securities having remaining maturities of one year (397 days with respect to the New Jersey and Virginia Portfolios) or less, which maturities may extend to 397 days and, ex-cept when a Portfolio assumes a temporary defensive position, at least 80% of each such Portfolio's total assets will be invested in such securities (as op-posed to the taxable investments described below). The Florida Portfolio pur-sues its objectives by investing in high quality municipal securities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"), and, ex-cept when the Portfolio assumes a temporary defensive position, as a matter of fundamental policy, at least 80% of the Portfolio's total assets will be in-vested in municipal securities (as opposed to the taxable investments described above). While the fundamental policies described above and the "other fundamen-tal investment policies" identified below may not be changed for a Portfolio without the approval of its shareholders, the other investment policies set forth in this prospectus may be changed upon notice but without such approval. Normally, substantially all of each Portfolio's income will be tax-exempt as described below (e.g., for 1995, 100% of the income of each Portfolio was exempt from Federal income taxes; the Florida Portfolio had not yet been established). The average weighted maturity of each Portfolio cannot exceed 90 days. The Fund may in the future establish additional portfolios which may have different investment objectives.

  The General Portfolio seeks maximum current income that is exempt from Fed-eral income taxes by investing principally in a diversified portfolio of high quality municipal securities. Such income may be subject to state or local in-come taxes.

  The New York Portfolio seeks maximum current income that is exempt from Fed-eral, New York state and New York City personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a port-folio of high quality municipal securities issued by New York state or its po-litical subdivisions.

  The California Portfolio seeks maximum current income that is exempt from Federal and California state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of California or its po-litical subdivisions.

  The Connecticut Portfolio seeks maximum current income that is exempt from Federal and Connecticut state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of Connecticut or its po-litical subdivisions.

  The New Jersey Portfolio seeks maximum current income that is exempt from Federal and New Jersey state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of New Jersey or its po-litical subdivisions. The New Jersey Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jersey personal income taxes [i.e. New Jersey municipal securities and obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Secu-rities")]. In addition, during periods when Alliance Capital Management L.P. (the "Adviser") believes that New Jersey municipal securities that meet the New Jersey Portfo-lio's standards are not available, it may invest a portion of its assets in securities whose interest payments are only federally tax-exempt.

  The Virginia Portfolio seeks maximum current income that is exempt from Fed-eral and Virginia state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

  The Florida Portfolio seeks maximum current income that is exempt from Fed-eral income tax and State of Florida intangible tax by investing not less than 65% of its total assets in a portfolio of high-qual-ity municipal securities issued by Florida or its political subdivisions.

  Each Portfolio of the Fund may invest without limitation in tax-exempt mu-nicipal securities subject to the alternative minimum tax (the "AMT").

  Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified pri-vate activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) inter-est on all tax-exempt obligations will be included in "adjusted current earn-ings" of corporations for AMT purposes. Such bonds have provided, and may con-tinue to provide, somewhat higher yields than other comparable municipal secu-rities. See below, "Daily Dividends, Other Distributions, Taxes."

  There can be no assurance that the Portfolios will achieve their investment objectives. Potential investors in the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios should consider the greater risk of the concentration of such Portfolios versus the safety that comes with less concentrated investments and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, includ-ing other states' issues, before making an investment decision. The Adviser believes that by maintaining each Portfolio's investments in liquid, short-term, high quality investments, each Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state. See the Statement of Additional Information for a more detailed discus-sion of the financial condition of New York, California, Connecticut, New Jer-sey, Virginia and Florida.

MUNICIPAL SECURITIES

  The municipal securities in which each Portfolio invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and in-terest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

  A Portfolio may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, ac-cordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 bil-lion. The letters of credit of any single bank in respect of all variable rate obligations will not cover more than 10% of a Portfolio's total assets.

  All of the Fund's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corpora-tion (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of compara-ble quality. Securities must also meet credit standards applied by the Advis-er.

  To further enhance the quality and liquidity of the securities in which the Portfolios invest, such securities frequently are supported by credit and li-quidity enhancements, such as letters of credit, from third party financial institutions. The Adviser continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial in-stitution could cause a Portfolio's investments backed by that institution to lose value and affect a Portfolio's share price.

  The Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. A more detailed descrip-tion of Rule 2a-7 is set forth in the Fund's Statement of Additional Informa-tion.

  A Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise more than 5% of any Portfolio's net assets. A Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's custo-dian will maintain, in a separate account of the respective Portfolio, liquid high-grade debt securities having value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally ex-pressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to a Portfolio.

TAXABLE INVESTMENTS

  The taxable investments in which the Fund may invest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

OTHER FUNDAMENTAL INVESTMENT POLICIES

  To reduce investment risk, the General Portfolio may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state, and no Portfolio may invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of simi-lar-type projects; a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although (i) with respect to 25% of its total assets the General Portfolio may invest up to 10% per issuer, and (ii) the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios may invest 50% of their respective total as-sets in as few as four issuers (but no more than 25% of total assets in any one issuer); and a Portfolio may not purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

OPENING ACCOUNTS

  Instruct your Account Executive to open an account in the Fund in conjunc-tion with your brokerage account.

SUBSEQUENT INVESTMENTS

 A. BY CHECK THROUGH YOUR BROKERAGE FIRM

  Mail or deliver your check made payable to your brokerage firm to your Ac-count Executive who will deposit it into your brokerage account. Please indi-cate your account number on the check.

 B. BY SWEEP

  Your brokerage firm may offer an automatic "sweep" for the Fund in the opera-tion of brokerage cash accounts for its customers. Contact your Account Execu-tive to determine if a sweep is available and what the sweep parameters are.

REDEMPTIONS

 A. BY CHECKWRITING

  With this service, you may write checks made payable to any payee in any amount of $100 or more. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. You must first fill out the Signature Card, which you can obtain from your Account Executive. There is no additional charge for the checkwriting service. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment.

 B. BY SWEEP

  If your brokerage firm offers an automatic sweep service, the sweep will au-tomatically transfer from your Fund account sufficient cash to cover any debit balance that may occur in your cash account for any reason.

OPENING AN ACCOUNT DIRECTLY WITH THE FUND; SHAREHOLDER SERVICES

  If you wish to obtain an Application Form to open an account directly with the Fund or if you have any questions about the Form, purchasing shares or other Fund procedures, please telephone the Fund toll-free (800) 221-5672.

  For more information on the purchase and redemption of Fund shares, as well as shareholder services, see the Statement of Additional Information.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

 SHARE PRICE. Shares of each Portfolio are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is ex-pected to be constant at $1.00 per share, although this price is not guaran-teed. The net asset value of each Portfolio's shares is determined each busi-ness day at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share of a Portfolio is calculated by taking the sum of the value of that Port-folio's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees pay-able to the Adviser, are accrued daily.

 TIMING OF INVESTMENTS AND REDEMPTIONS. The Fund has two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments repre-sented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is received before or after 12:00 Noon. However, if you wish to have Federal funds wired the same day as your telephone redemption request, make sure that your request will be received by the Fund prior to 12:00 Noon.

 During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such diffi-culty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on page 12 of this prospectus. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably be-lieves to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemp-tions are genuine, including among others, recording such telephone instruc-tions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instruc-tions. Selected dealers or agents may charge a commission for handling tele-phone requests for redemptions.

 Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

 If your Fund shares are not maintained through a financial intermediary, pro-ceeds from any subsequent redemption by you of Fund shares that were purchased by check or electronic funds transfer will not be forwarded to you until the Fund is reasonably assured that your check or electronic funds transfer has cleared, up to fifteen days following the purchase date. If the redemption re-quest during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

 MINIMUMS. The Fund has minimums of $1,000 for initial investments, $100 for subsequent investments and a $500 minimum maintenance balance for each account. These minimums do not apply to shareholder accounts maintained through broker-age firms or other financial institutions, as such financial intermediaries may maintain their own minimums. The Fund imposes a service charge upon financial intermediaries to reflect the relatively higher costs of small accounts and small transactions; these intermediaries may in turn pass on such charges to affected accounts. Accounts not maintained through a financial intermediary are notified of low balances and required to increase their balance or be subject to liquidation of their account. See the Statement of Additional Information for further information.

 DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of each Portfolio is determined each business day at 4:00 p.m. (New York time) and is paid imme-diately thereafter pro rata to shareholders of that Portfolio of record via au-tomatic investment in additional full and fractional shares of that Portfolio in each shareholder's account. As such additional shares are entitled to divi-dends on following days, a compounding growth of income occurs.

 A Portfolio's net income consists of all accrued interest income on Portfolio assets less the Portfolio's expenses applicable to that dividend period. Real-ized gains and losses of a Portfolio are reflected in its net asset value and are not included in net income.

 Distributions to you out of tax-exempt interest income earned by each Portfo-lio are not subject to Fed-eral income tax (other than the AMT), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a specific preference item for purposes of the Fed-eral individual and corporate AMT. Distributions to residents of New York out of income earned by the New York Portfolio from New York municipal securities are exempt from New York state and New York City personal income taxes. Distri-butions to residents of California out of income earned by the California Port-folio from California municipal securities are exempt from California personal income taxes. Distributions to individuals who are residents of Connecticut out of income earned by the Connecticut Portfolio from Connecticut municipal secu-rities are exempt from Connecticut personal income taxes. Distributions to res-idents of New Jersey out of income earned by the New Jersey Portfolio from New Jersey municipal securities or U.S. Government Securities are exempt from New Jersey state personal income taxes. Distributions from the New Jersey Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders. Distributions to residents of Virginia out of income earned by the Virginia Portfolio from Virginia municipal securities or obligations of the United States or any authority, commission or instrumentality of the United States are exempt from Virginia individual, estate, trust, or corporate income tax. Divi-dends paid by the Florida Portfolio to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corpora-tions. However, Florida currently imposes an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Gov-ernment securities and Florida municipal securities are exempt from this in-tangible tax. It is anticipated that the Florida Portfolio shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Florida Portfolio must, among other things, have its entire portfolio invested in U.S. Government securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by the Florida Portfolio to corpo-rate shareholders will be subject to Florida corporate income tax. Distribu-tions out of taxable interest income, other investment income, and short-term capital gains are taxable to you as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespec-tive of the length of time you may have held your shares. Distributions of short and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year just ended.

 THE ADVISER. The Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105 under an Advisory Agreement to provide in-vestment advice and, in general, to supervise the Fund's management and in-vestment program, subject to the general control of the Trustees of the Fund. For the fiscal year ended June 30, 1996, the General, New York, California, Connecticut, New Jersey and Virginia Portfolios each paid the Adviser an Advi-sory fee at an annual rate of .50 of 1%, .42 of 1%, .50 of 1%, .25 of 1%, .23 of 1% and .22 of 1%, respectively, of the average daily value of the net as-sets of each Portfolio.

 Under a Distribution Services Agreement (the "Agreement"), the Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate average daily net assets. For the fiscal year ended June 30, 1996, the General, New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios each paid the Adviser a distribution fee at an annual rate of .25 of 1%, .15 of 1%, .24 of 1%, .15 of 1%, .15 of 1%, .15 of 1% and .15 of 1%, respectively, of the average daily value of the net assets of each Portfolio. Substantially all such monies (together with significant amounts from the Adviser's own re-sources) are paid by the Adviser to broker-dealers and other financial inter-mediaries for their distribution assistance and to banks and other depository institutions for administrative and accounting services provided to the Fund, with any remaining amounts being used to partially defray other expenses in-curred by the Adviser in distributing Fund shares. The Fund believes that the administrative services provided by depository institutions are permissible activities under present banking laws and regulations and will take appropri-ate actions (which should not adversely affect the Fund or its shareholders) in the future to maintain such legal conformity should any changes in, or in-terpretations of, such laws or regulations occur.

 The Adviser will reimburse the Fund to the extent that the combined net ex-penses of the Fund's Portfolios (including the Adviser's fee and expenses in-curred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

 CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Compa-ny, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus NJ 07096-1520 and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The transfer agent charges a fee for its services.

 FUND ORGANIZATION. The Fund is an open-end management investment company reg-istered under the Act. The Fund was reorganized as a Massachusetts business trust in April 1985, having previously been a Maryland corporation since for-mation in January 1983. The Fund's activities are supervised by its Trustees. Normally, shares of each Portfolio are entitled to one vote, and vote as a single series on matters that affect the Portfolios in substantially the same manner. Massachusetts law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.

(Logo) (R)                             ALLIANCE MUNICIPAL TRUST

P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672


               STATEMENT OF ADDITIONAL INFORMATION
                        November 1, 1996



                        TABLE OF CONTENTS
                                                             Page
Investment Objectives and Policies . . . . . . .

Investment Restrictions  . . . . . . . . . . . .

Management . . . . . . . . . . . . . . . . . . .

Purchase and Redemption of Shares  . . . . . . .

Additional Information . . . . . . . . . . . . .

Daily Dividends-Determination of Net Asset Value

Taxes  . . . . . . . . . . . . . . . . . . . . .

General Information  . . . . . . . . . . . . . .

Appendix A-Description of Municipal Securities .

Appendix B-Description of Securities Ratings . .

Financial Statements and Independent Auditors Report

    This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Fund's current Prospectus dated November 1, 1996. A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number shown above.


(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

               INVESTMENT OBJECTIVES AND POLICIES


         Alliance Municipal Trust (the "Fund") is an open-end management investment company. The Fund consists of seven distinct Portfolios, the General Portfolio, the New York Portfolio, the California Portfolio, the Connecticut Portfolio, the New Jersey Portfolio, the Virginia Portfolio and the Florida Portfolio (each a "Portfolio"), each of which is, in effect, a separate fund issuing a separate class of shares. The investment objectives of each Portfolio are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income that is exempt from income taxation to the extent described below. As a matter of fundamental policy, each Portfolio, except the Florida Portfolio, pursues its objectives by investing in high-quality municipal securities having remaining maturities of one year (397 days with respect to the New Jersey and Virginia Portfolios), or less, which maturities may extend to 397 days and, except when a Portfolio assumes a temporary defensive position, at least 80% of each such Portfolio's total assets will be so invested. The Florida Portfolio pursues its objectives by investing in high quality municipal securities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"), and, except when the Portfolio assumes a temporary defensive position, as a matter of fundamental policy, at least 80% of the Portfolio's total assets will be invested in municipal securities. While no Portfolio may change the "fundamental" policies described above or the other fundamental investment policies described in a separate section below under "Investment Restrictions" without shareholder approval, the other investment policies set forth in this Statement of Additional Information may be changed by a Portfolio upon notice but without such approval. Normally, substantially all of each Portfolio's assets will generate tax-exempt income as described below; for example, in 1995, 100% of the income of each Portfolio (the Florida Portfolio had not yet been established) was exempt from Federal income taxes. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance, as is true with all investment companies, that any Portfolio will achieve its investment objectives.


         General Portfolio. To the extent consistent with its other investment objectives, the General Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-quality municipal securities. Such income may be subject to state or local income taxes.

         New York Portfolio. To the extent consistent with its other investment objectives, the New York Portfolio seeks maximum current income that is exempt from Federal, New York State and New York City personal income taxes by investing principally in a non-diversified portfolio of high-quality municipal securities issued by New York State or its political subdivisions. Except when the New York Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the New York Portfolio are offered only to New York State residents.

         California Portfolio. To the extent consistent with its other investment objectives, the California Portfolio seeks maximum current income that is exempt from both Federal income taxes and California personal income tax by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of California or its political subdivisions. Except when the California Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the California Portfolio are available only to California residents.

         Connecticut Portfolio. To the extent consistent with its other investment objectives, the Connecticut Portfolio seeks maximum current income that is exempt from Federal and Connecticut personal income taxes investing principally in a non-diversified portfolio of high-quality municipal securities issued by Connecticut or its political subdivisions. Except when the Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the Connecticut Portfolio are offered only to Connecticut residents.

         New Jersey Portfolio. To the extent consistent with its other investment objectives, the Portfolio seeks maximum current income that is exempt from Federal and New Jersey State personal income taxes by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of New Jersey or its political subdivisions. Except when the Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. The Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jersey personal income taxes [i.e. New Jersey municipal securities and obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities")]. In addition, during periods when Alliance Capital Management L.P., the Fund's Adviser, (the "Adviser") believes that New Jersey municipal securities that meet the Portfolio's standards are not available, the Portfolio may invest a portion of its assets in securities whose interest payments are only federally tax-exempt. Shares of the Portfolio are offered only to New Jersey residents.

         Virginia Portfolio. To the extent consistent with its other investment objectives, the Virginia Portfolio seeks maximum current income that is exempt from both Federal income taxes and Virginia personal income tax by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of Virginia or its political subdivisions. Except when the Virginia Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the Virginia Portfolio are available only to Virginia residents.

         Florida Portfolio. To the extent consistent with its other investment objectives, the Florida Portfolio seeks maximum current income that is exempt from both Federal income taxes and State of Florida intangible tax by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of Florida or its political subdivisions. Except when the Portfolio assumes a temporary defensive position, at least 65% of its total assets will be so invested. Shares of the Portfolio are available only to Florida residents.

         New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios. Apart from the risks associated with investment in any money market fund seeking tax-exempt income, such as default by municipal issuers and fluctuation in short-term interest rates, investors in the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios should consider the greater risks of each Portfolio's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of New York, California, Connecticut, New Jersey, Virginia and Florida issues, respectively, with those of more diversified portfolios, including other states' issues, before making an investment decision. Each of such Portfolios is a non-diversified investment company and, accordingly, the permitted concentration of investments may present greater risks than in the case of a diversified company. (See below "Special Risk Factors of Concentration in a Single State.")

         To the extent suitable New York, California,
Connecticut, New Jersey, Virginia and Florida municipal securities, as applicable, are not available for investment by the respective Portfolio, the respective Portfolio may purchase municipal securities issued by other states and political subdivisions. The dividends designated as derived from interest income on such municipal securities generally will be exempt from Federal income taxes but, with respect to: (i) non-New York municipal securities owned by the New York Portfolio, will be subject to New York State and New York City personal income taxes; (ii) non-California municipal securities owned by the California Portfolio, will be subject to California personal income taxes; (iii) non-Connecticut municipal securities owned by the Connecticut Portfolio, will be subject to Connecticut personal income taxes; (iv) non-New Jersey municipal securities owned by the Portfolio, will be subject to New Jersey personal income taxes; (v) non-Virginia municipal securities owned by the Virginia Portfolio, will be subject to Virginia personal income taxes and (vi) non-Florida municipal securities owned by the Florida Portfolio, will be subject to Florida personal income taxes.

Municipal Securities

         The term "municipal securities," as used in the Prospectus and this Statement of Additional Information, means obligations issued by or on behalf of states, territories, and possessions of the United States or their political subdivisions, agencies and instrumentalities, the interest from which is exempt (subject to the alternative minimum tax) from Federal income taxes. The municipal securities in which the Fund invests are limited to those obligations which at the time of purchase:

         1. are backed by the full faith and credit of the United States; or

         2. are municipal notes rated MIG-1/VMIG-1 or MIG-2/VMIG-2 by Moody's Investors Service, Inc. ("Moody's") or SP-1 or SP-2 by Standard and Poor's Corporation ("S&P"), or, if not rated, are of equivalent investment quality as determined by Alliance Capital Management L.P., the Fund's investment adviser (the "Adviser") and ultimately reviewed by the Trustees; or

         3. are municipal bonds rated Aa or higher by Moody's, AA or higher by S&P or, if not rated, are of equivalent investment quality as determined by the Adviser and ultimately reviewed by the Trustees; or

         4. are other types of municipal securities, provided that such obligations are rated Prime-1 by Moody's, A-1 or higher by S&P or, if not rated, are of equivalent investment quality as determined by the Adviser and ultimately reviewed by the Trustees. (See Appendix A for a description of municipal securities and Appendix B for a description of these ratings.)

Rule 2a-7 under the Act

         Each Portfolio of the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule.

         Currently, pursuant to Rule 2a-7, each Portfolio of the Fund may invest only in U.S. dollar-denominated "eligible securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an eligible security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO. A security that originally had a maturity of greater than 397 days is an eligible security if the issuer has outstanding short-term debt that would be an eligible security. Unrated securities may also be eligible securities if the Adviser determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in Appendix B attached hereto.


         No Portfolio will invest 25% or more of its total assets in the securities of non-governmental issuers conducting their principal business activities in any one industry.

Alternative Minimum Tax

         Each Portfolio of the Fund may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT"). Under current Federal income tax law,
(1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such private activity bonds ("AMT-Subject Bonds") have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

         Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-Subject Bonds. AMT-Subject Bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject Bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of an AMT-Subject Bond is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-Subject Bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Fund assets may be invested.

Taxable Securities

         Although each Portfolio of the Fund is, and expects to be, largely invested in municipal securities, each Portfolio may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. Such taxable money market securities also are limited to remaining maturities of 397 days or less at the time of a Portfolio's investment, and such Portfolio's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less. Taxable money market securities purchased by a Portfolio are limited to those described below:

         1. marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; or

         2. certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit
Insurance Corporation; or

         3. commercial paper of prime quality rated A-1 or higher by S&P or Prime-1 by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA or higher by S&P, or Aa or higher by Moody's. (See Appendix B for a description of these ratings.)

Repurchase Agreements

         Each Portfolio may also enter into repurchase agreements pertaining to the types of securities in which it may invest. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Each Portfolio requires continuous maintenance of collateral in an amount equal to, or in excess of, the market value of the securities which are the subject of the agreement. In the event that a vendor defaulted on its repurchase obligation, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, the Portfolio might be delayed in selling the collateral. Repurchase agreements may be entered into with member banks of the Federal Reserve System (including the Fund's Custodian) or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. It is each Portfolio's current practice to enter into repurchase agreements only with such primary dealers and its Custodian, and the Fund has adopted procedures for monitoring the creditworthiness of such organizations. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the vendor of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

Reverse Repurchase Agreements

         Each Portfolio may enter into reverse repurchase agreements, which involve the sale of securities held by such Portfolio with an agreement to repurchase the securities at an agreed upon price, date and interest payment, although no Portfolio has entered into, nor has any plans to enter into, such agreements.

Variable Rate Obligations

         The interest rate payable on certain municipal securities in which a Portfolio may invest, called "variable rate" obligations, is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate municipal security is adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of a Portfolio to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of a variable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal securities enhances the ability of a Portfolio to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount. The payment of principal and interest by issuers of certain municipal securities purchased by a Portfolio may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets a Portfolio's investment quality requirements.

         Variable rate obligations purchased by a Portfolio may include participation interests in variable rate industrial development bonds that are backed by irrevocable letters of credit or guarantees of banks that meet the criteria for banks described above in "Taxable Securities." Purchase of a participation interest gives a Portfolio an undivided interest in certain such bonds. A Portfolio can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of such Portfolio's participation interest in the instrument, plus accrued interest, but will do so only (i) as required to provide liquidity to such Portfolio, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks retain portions of the interest paid on such variable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. No single bank will issue its letters of credit with respect to variable rate obligations or participation interests therein covering more than 10% of the total assets of a Portfolio. A Portfolio will not purchase participation interests in variable rate industrial development bonds unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by such Portfolio from the bonds in which it holds participation interests is exempt from Federal income taxes. The Adviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by such Portfolio on the basis of published financial agency reports and other research services to which the Adviser may subscribe.

Standby Commitments

         A Portfolio may purchase municipal securities together with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "standby commitment," and the aggregate price which such Portfolio pays for securities with a standby commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Portfolio acquires standby commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, each Portfolio's policy is to enter into standby commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

         The acquisition of a standby commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Standby commitments acquired by a Portfolio are valued at zero in determining net asset value. Where a Portfolio pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of a Portfolio's portfolio of securities.

When-Issued Securities

         Municipal securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month after the purchase of municipal bonds and notes. During the period between purchase and settlement, no payment is made by a Portfolio to the issuer and, thus, no interest accrues to such Portfolio from the transaction. When-issued securities may be sold prior to the settlement date, but a Portfolio makes when-issued commitments only with the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of each Portfolio, cash, U.S. Government or other liquid high-grade debt securities, having value equal to, or greater than, such commitments. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, a Portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from the available cash flow. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time a Portfolio makes the commitment to purchase a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in determining its net asset value. No when-issued commitments will be made if, as a result, more than 15% of a Portfolio's net assets would be so committed.

General

         Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. (An increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. There can be no assurance, as is true with all investment companies, that a Portfolio's objectives will be achieved. The achievement of a Portfolio's investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which a Portfolio invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Securities and Exchange Commission, although there have been proposals which would require registration in the future. Each Portfolio generally will hold securities to maturity rather than follow a practice of trading. However, a Portfolio may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in securities markets.)

         Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of, and interest on, its municipal securities may be materially affected.

         Except as otherwise provided above, each Portfolio's investment objectives and policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

         Effective November 1, 1991, the Fund's former name of
Alliance Tax-Exempt Reserves was changed to Alliance Municipal
Trust.

Special Risk Factors of Concentration in a Single State

         The primary purpose of investing in a portfolio of a single state's municipal securities is the special tax treatment accorded that state's resident individual investors. However, payment of interest and preservation of principal is dependent upon the continuing ability of the state's issuers and/or obligors of its state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the concentration of the New York, California, Connecticut, New Jersey, Virginia or Florida Portfolio (individually, a "State Portfolio") versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, including other states' issues, before making an investment decision. The Adviser believes that by maintaining each State Portfolio's investment portfolio in liquid, short-term, high-quality investments, including the participation interests and other variable rate obligations that have credit support such as letters of credit from major financial institutions, the State Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state.

         The following summaries are included for the purpose of providing a general description of credit and financial conditions of New York, California, Connecticut, New Jersey, Virginia and Florida and are based on information from official statements (described more fully below) made available in connection with the issuance of certain securities in such states. The summaries are not intended to provide a complete description of such states. While the Fund has not undertaken to independently verify such information, it has no reason to believe that such information is not correct in all material aspects. These summaries do not provide specific information regarding all securities in which the Fund is permitted to invest and in particular do not provide specific information on the private business entities whose obligations support the payments on AMT-Subject Bonds.

NEW YORK PORTFOLIO

         The following is based on information obtained from an Official Statement, dated October 1, 1995, relating to
$92,820,000 Dormitory Authority of the State of New York Revenue
Bonds, Upstate Community Colleges, Series 1995A.

New York Local Government Assistance Corporation

         In 1990, as part of a New York State (the "State") fiscal reform program, legislation was enacted creating the New York Local Government Assistance Corporation (the "LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation authorized LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.

         As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the fiscal year without relying on short-term seasonal borrowings. The 1995-96 State Financial Plan includes no spring borrowing nor did the 1994-95 State Financial Plan, which was the first time in 35 years there was no short-term seasonal borrowing. This reflects the success of the LGAC program in permitting the State to accelerate local aid payments from the first quarter of the current fiscal year to the fourth quarter of the previous fiscal year.

Recent Developments

         The national economy began the current expansion in 1991 and has added over 7 million jobs since early 1992. However, the recession lasted longer in the State and the State's economic recovery has lagged behind the nation's. Although the State has added approximately 195,000 jobs since November 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries.

         The State Financial Plan is based on a projection by the State Division of the Budget (the "DOB") of national and State economic activity. DOB forecasts that national economic growth will weaken, but not turn negative, during the course of 1995 before beginning to rebound by the end of the year. This dynamic is often described as a "soft landing". In the DOB forecast, the overall rate of growth of the national economy during calendar year 1995 will be slightly below the "consensus" of a widely followed survey of national economic forecasters. Growth in the real gross domestic product during 1995 is projected to be moderate (3.0 percent), with declines in defense spending and net exports more than offset by increases in consumption and investment. Continuing efforts by business and government to reduce costs are expected to exert a drag on economic growth. Inflation, as measured by the Consumer Price Index, is projected to remain about 3 percent due to moderate wage growth and foreign competition. Personal income and wages are projected to increase by about 6 percent or more.

         The State's economy is expected to continue to expand modestly during 1995, but there will be a pronounced slow-down during the course of the year. Although industries that export goods and services abroad are expected to benefit from the lower dollar, growth will be slowed by government cutbacks at all levels. On an average annual basis, employment growth will be about the same as 1994. Both personal income and wages are expected to record moderate gains in 1995. Bonus payments in the securities industry are expected to increase from last year's depressed level.

1995-96 Fiscal Year

         The State's current fiscal year commenced on April 1, 1995, and ends on March 31, 1996, and is referred to herein as the State's 1995-96 fiscal year.

         The State's budget for the 1995-96 fiscal year was enacted by the Legislature on June 7, 1995, more than two months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including all necessary appropriations for debt service. The State Financial Plan for the 1995-96 fiscal year was formulated on June 20, 1995 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor. The State Financial Plan will be updated quarterly pursuant to law in July, October and January.

         The 1995-96 budget is the first to be enacted in the administration of the Governor, who assumed office on January 1. It is the first budget in over half a century which proposed and, as enacted, projects an absolute year-over-year decline in General Fund disbursements. Spending for State operations is projected to drop even more sharply, by 4.6 percent. Nominal spending from all State funding sources (i.e., excluding Federal aid) is proposed to increase by only 2.5 percent from the prior fiscal year, in contrast to the prior decade when such spending growth averaged more than 6.0 percent annually.

         In his Executive Budget, the Governor indicated that in the 1995-96 fiscal year, the State Financial Plan, based on then-current law governing spending and revenues, would be out of balance by almost $4.7 billion, as a result of the projected structural deficit resulting from the ongoing disparity between sluggish growth in receipts, the effect of prior-year tax changes, and the rapid acceleration of spending growth; the impact of unfunded 1994-95 initiatives, primarily for local aid programs; and the use of one-time solutions, primarily surplus funds from the prior year, to fund recurring spending in the 1994-95 budget. The Governor proposed additional tax cuts, to spur economic growth and provide relief for low and middle-income tax payers, which were larger than those ultimately adopted, and which added $240 million to the then projected imbalance or budget gap, bringing the total to approximately $5 billion.

         This gap is projected to be closed in the 1995-96 State Financial Plan based on the enacted budget, through a series of actions, mainly spending reductions and cost containment measures and certain reestimates that are expected to be recurring, but also through the use of one-time solutions. The State Financial Plan projects (i) nearly $1.6 billion in savings from cost containment, disbursement reestimates, and other savings in social welfare programs, including Medicaid, income maintenance and various child and family care programs; (ii) 2.2 billion in savings from State agency actions to reduce spending on the State workforce, The State University of New York and The City University of New York, mental hygiene programs, capital projects, the prison system and fringe benefits;
(iii) $300 million in savings from local assistance reforms, including actions affecting school aid and revenue sharing while proposing program legislation to provide relief from certain mandates that increase local spending; (iv) over $400 million in revenue measures, primarily a new Quick Draw Lottery game, changes to tax payment schedules, and the sale of assets; and
(v) $300 million from reestimates in receipts.

         The State issued the first of the three required quarterly updates (the "Financial Plan Update") to the 1995-96 cash-basis State Financial Plan on July 28, 1995. The Financial Plan Update projects continued balance in the State's 1995-96 Financial Plan. The Financial Plan Update incorporates few revisions to the initial Financial Plan formulated on June 20, 1995. A number of small, offsetting changes were made to the annual receipts estimates. The economic forecast is unchanged following several weeks of mixed news about the pace of the economic expansion. Negligible offsetting changes were made to the underlying disbursement estimates.

         Actual cash receipts and disbursements during the first quarter of the 1995-96 fiscal year were impacted by the late adoption of the budget, and fell somewhat short of original monthly cashflow estimates. Receipt variances are at this point mainly related to timing issues rather than changes in the forecast. Disbursement variances are also ascribed to timing factors. These variances do not affect the balanced position of the State's Financial Plan.

         Recent economic news remains consistent with the June Financial Plan forecast of a "soft landing" for the national economy in which growth is forecasted to decline to a sustainable level. Accordingly, the economic forecast remains unchanged as of this time. However, this forecast does contain some risks. A sharper-than-expected reduction of excess inventory stocks could weaken economic growth and consumer and investor confidence, leading to a longer period of slow growth. Conversely, the drop in long-term interest rates since the beginning of 1995 may stimulate stronger-than-expected increases in consumer spending and business investment, even without further monetary policy action by the Federal Reserve Board.

         The Financial Plan Update also incorporates the restatement of three transactions within the budget so that these transactions conform with accounting treatments utilized by the Office of the State Comptroller. These restatements have the net effect of reducing both General Fund receipts and disbursements of $251 million; therefore, they have no impact on the closing balance of the General Fund. After accounting for these restatements and reflecting modest offsetting changes in anticipated tax revenues, General Fund receipts are projected to total $32.859 billion and General Fund disbursements are projected to total $32.804 billion.

         On July 12, 1995, the State Comptroller released an analysis of the enacted budget that included the impact on the 1996-97 fiscal year. The report identified several risks to the 1995-96 State Financial Plan and also estimated a potential imbalance in receipts and disbursements for the 1996-97 fiscal year of at least $2.7 billion. The Governor is required to submit a balanced budget to the State Legislature and has indicated he will close any potential imbalance primarily through General Fund expenditure reductions.

1994-95 Fiscal Year

         The State ended its 1994-95 fiscal year with the General Fund in balance. The closing fund balance of $158 million reflects $157 million in the Tax Stabilization Reserve Fund and $1 million in the Contingency Reserve Fund ("CRF"). The CRF was established in State Fiscal year 1993-94, funded partly with surplus moneys, to assist the State in financing the 1994-95 fiscal year costs of extraordinary litigation known or anticipated at that time; the opening fund balance in State fiscal year 1994-95 was $265 million. The $241 million change in the fund balance reflects the use of $264 million in the CRF as planned, as well as the required deposit of $23 million to the Tax Stabilization Reserve Fund. In addition, $278 million was on deposit in the tax refund reserve account, $250 million of which was deposited at the end of the State's 1994-95 fiscal year to continue the process of restructuring the State's cash flow as part of the LGAC program.

         Compared to the State Financial Plan for 1994-95 as formulated on June 16, 1994, reported receipts fell short of original projections by $1.163 billion, primarily in the categories of personal income and business taxes. Of this amount, the personal income tax accounts for $800 million, reflecting weak estimated tax collections and lower withholding due to reduced wage and salary growth, more severe reductions in brokerage industry bonuses than projected earlier, and deferral of capital gains realizations in anticipation of potential Federal tax changes. Business taxes fell short by $373 million, primarily reflecting lower payments from banks as substantial overpayments of 1993 liability depressed net collections in the 1994-95 fiscal year. These shortfalls were offset by better performance in the remaining taxes, particularly the user taxes and fees, which exceeded projections by $210 million. Of this amount, $227 million was attributable to certain restatements for accounting treatment purposes pertaining to the CRF and LGAC; these restatements had no impact on balance in the General Fund.

         Disbursements were also reduced from original projections by $848 million. After adjusting for the net impact of restatements relating to the CRF and LGAC which raised disbursements by $38 million, the variance is $886 million. Well over two-thirds of this variance is in the category of grants to local governments, primarily reflecting the conservative nature of the original estimates of projected costs for social services and other programs. Lower education costs are attributable to the availability of $110 million in additional lottery proceeds and the use of LGAC bond proceeds.

         The spending reductions also reflect $188 million in actions initiated in January 1995 by the Governor to reduce spending to avert a potential gap in the 1994-95 State Financial Plan. These actions included savings from a hiring freeze, halting the development of certain services, and the suspension of non-essential capital projects. These actions, together with $71 million in other measures comprised the Governor's
$259 million gap-closing plan, submitted to the Legislature in connection with the 1995-96 Executive Budget.

1993-94 Fiscal Year

         The State ended its 1993-94 fiscal year with a balance of $1.140 billion in the tax refund reserve account, $265 million in the CRF and $134 million in its Tax Stabilization Reserve Fund. These fund balances were primarily the result of an improving national economy, State employment growth, tax collections that exceeded earlier projections and disbursements that were below expectations. Deposits to the personal income tax refund reserve have the effect of reducing reported personal income tax receipts in the fiscal year when made and withdrawals from such reserve increase receipts in the fiscal year when made. The balance in the tax refund reserve account was used to pay taxpayer refunds.

         Of the $1.140 billion deposited in the tax refund reserve account, $1.026 billion was available for budgetary planning purposes in the 1994-95 fiscal year. The remaining
$114 million was redeposited in the tax refund reserve account at the end of the State's 1994-95 fiscal year to continue the process of restructuring the State's cash flow as part of the LGAC program. The balance in the CRF was reserved to meet the cost of litigation facing the State in its 1994-95 fiscal year.

         Before the deposit of $1.140 billion in the tax refund reserve account, General Fund receipts in 1993-94 exceeded those originally projected when the State Financial Plan for that year was formulated on April 16, 1993 by $1.002 billion.

         The higher receipts resulted, in part, because the State's economy performed better than forecasted. Employment growth started in the first quarter of the State's 1993-94 fiscal year, and, although this lagged behind the national economic recovery, the growth in the State began earlier than forecasted. The State's economy exhibited signs of strength in the service sector, in construction, and in trade. Long Island and the Mid-Hudson Valley continued to lag behind the rest of the State in economic growth. The DOB believes that approximately 100,000 jobs were added during the 1993-94 fiscal year.

         Disbursements and transfers from the General Fund were $303 million below the level projected in April 1993, an amount that would have been $423 million had the State not accelerated the payment of Medicaid billings, which in the April 1993 State Financial Plan were planned to be deferred into the 1994-95 fiscal year. Compared to the estimates included in the State Financial Plan formulated in April 1993, lower disbursements resulted from lower spending for Medicaid, capital projects, and debt service (due to refundings) and $114 million used to restructure the State's cash flow as part of the LGAC program. Disbursements were higher than expected for general support for public schools, the State share of income maintenance, overtime for prison guards, and highway snow and ice removal. The State also made the first of six required payments to the State of Delaware related to the settlement of Delaware's litigation against the State regarding the disposition of abandoned property receipts.

         During the 1993-94 fiscal year, the State also established and funded the CRF as a way to assist the State in financing the cost of litigation affecting the State. The CRF was initially funded with a transfer of $100 million attributable to the positive margin recorded in the 1992-93 fiscal year. In addition, the State augmented this initial deposit with $132 million in debt service savings attributable to the refinancing of State and public authority bonds during 1993-94.
A year-end transfer of $36 million was also made to the CRF, which, after a disbursement for authorized fund purposes, brought the CRF balance at the end of 1993-94 to $265 million. This amount was $165 million higher than the amount originally targeted for this reserve fund.

State Financial Practices: GAAP Basis

         Historically, the State has accounted for, reported and budgeted its operations on a cash basis. The State currently formulates a financial plan which includes all funds required by generally accepted accounting principles ("GAAP"). The State as required by law, continues to prepare its financial plan and financial reports on the cash basis of accounting as well.

         On July 28, 1995, the Office of the State Comptroller issued the General Purpose Financial Statements of the State of New York for the 1994-95 fiscal year. The State's Combined

Balance Sheet as of March 31, 1995 showed an accumulated deficit in its combined governmental funds of $1.666 billion reflecting liabilities of $14.778 billion and assets of $13.112 billion. This accumulated governmental funds deficit includes a $3.308 billion accumulated deficit in the General Fund, as well as accumulated surpluses in the Special Revenue and Debt Service fund types of $877 million and $1.753 billion, respectively, and a $988 million accumulated deficit in the Capital Projects fund type.

         The State reported a General Fund operating deficit of $1.426 billion for the 1994-95 fiscal year, as compared to an operating surplus of $914 million for the prior fiscal year. The 1994-95 fiscal year deficit was caused by several factors, including the use of $1.026 billion of the 1993-94 cash-based surplus to fund operating expenses in 1994-95 and the adoption of changes in accounting methodologies by the State Comptroller. These factors were offset by net proceeds of $315 billion in bonds issued by the LGAC.

         Total revenues for 1994-95 were $31.455 billion. Revenues decreased by $173 million over the prior fiscal year, a decrease of less than one percent. Personal income tax revenues grew by $103 million, an increase of 0.6 percent. Similarly, consumption and use taxes increased by $376 million or 6.0 percent. The increase in personal income and sales taxes was due to modest growth in the State's economy. Business taxes declined by $751 million or 12.8 percent from the previous year. The decline in business taxes was caused primarily by a decline in taxable earnings in the insurance, bank and petroleum industries. Other revenues and miscellaneous receipts showed modest increases.

         1994-95 expenditures totaled $33.079 billion, an increase of $2.083 billion, or 6.7 percent over the prior fiscal year. In Grants to Local Governments, social service and education expenditures grew by $927 million (10.3 percent) and $727 million (7.6 percent), respectively. Social services spending increased in Medicaid and Income Maintenance, while education spending grew as a result of increases enacted with the 1994-95 budget. General purpose local assistance declined by $205 million (22.9 percent) as a result of prior year spending reductions. Other local assistance spending showed modest increases. In State Operations, personal service costs grew by $322 million (5.4 percent) while non-personal service declined by $70 million (3.4 percent). Pension contributions more than doubled, increasing by $95 million, while other fringe benefit costs increased by $151 million (10.9 percent). State Operations growth was primarily from labor contracts that resulted in salary increases and retroactive payments. Net other financing sources and uses declined from $282 million (as restated) to

$198 million, an $84 million (29.8 percent) decline from the previous year, primarily because of a reduction in bonds issued by LGAC.

         An operating surplus of $39 million was reported for Special Revenue Funds for the 1994-95 fiscal year which increased the accumulated fund balance to $877 million. Revenues increased $1.617 billion over the prior fiscal year (6.9 percent) as a result of increases in Federal grants and Lottery revenues. Expenditures increased $1.893 billion (9.3 percent) as a result of increased costs for social services programs and an increase in the distribution of Lottery proceeds to school districts. Other financing uses declined $166 billion (5.7 percent) primarily because of a decline in Federal reimbursements transferred to other funds.

         Debt Service Funds ended the 1994-95 fiscal year with an operating deficit of over $38 million and, as a result, the accumulated fund balance declined to $1.753 billion. Revenues increased $145 million (7.1 percent) because of increases in both dedicated taxes and mental hygiene patient fees. Debt service expenditures increased $106 million (5.3 percent). Net other financing uses increased fivefold to $101 million due primarily to a decrease in operating transfers of $158 million offset, in part, by a net decrease in payments as compared to proceeds on advance refundings of $57 million.

         An operating deficit of $366 million was reported in the Capital Projects Fund for the State's 1994-95 fiscal year and, as a result, the accumulated deficit fund balance in this fund type increased to $988 million. Revenues increased $256 million (17.3 percent) primarily because a larger share of the petroleum business tax was shifted from the General Fund to the Dedicated Highway and Bridge Trust Fund, and by an increase in Federal grant revenues for transportation and local waste water treatment projects. Capital Projects Funds expenditures increased
$585 million (20.7 percent) in State fiscal year 1994-95 because of increased expenditures for transportation and correctional projects. Net other financing sources (uses) declined by less than $2 million.

         The State completed its 1993-94 fiscal year with a GAAP-basis operating surplus of $914 million in the General Fund and an accumulated deficit of $1.637 billion. The Combined Statement of Revenues, Expenditures and Changes in Fund Balances reported total revenue of $31.628 billion, total expenditures of $30.996 billion.

Economic Overview

         New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, the State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

         The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. New York City (the "City") has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

         During the 1982-83 recession, overall economic activity in the State declined less than that of the nation as a whole. However, in the calendar years 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation. In the 1990-91 recession, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover.
The total employment growth rate in the State has been below the national average since 1984. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher. According to data published by the U.S. Bureau of Economic Analysis, during the past ten years, total personal income in the State rose slightly faster than the national average only from 1986 through 1988.

         Although the State ranks 22nd in the nation for its State tax burden, the State has the second highest combined state and local tax burden in the United States. In prior years, the State described its state and local tax burden in per capita terms. For example, in 1991, total state and local taxes in New York were $3,349 per capita, compared with $1,475 per capita in

1980; and between 1980 and 1991, state and local taxes were per capita increased 127 percent in the State, compared with 111 percent across the nation. DOB believes, however, that it is more informative to describe the state and local tax burden in the terms of its relationship to personal income. In 1992, total State and local taxes in New York were $154.70 per $1,000 of personal income, compared with $152.70 in 1980. Between 1980 and 1991, State and local taxes per $1,000 of personal income increased at a slower rate in the State than in the nation as a whole with such taxes in the State increasing by 1.3 percent while such taxes increased 4 percent in the nation. The burden of State and local taxation, in combination with the many other causes of regional economic dislocation, may have contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

         To stimulate economic growth, the State has developed programs, including the provision of direct financial assistance, designed to assist businesses to expand existing operations located within the State and to attract new businesses to the State. In addition, the State has provided various tax incentives to encourage business relocation and expansion. These programs include direct tax abatements from local property taxes for new facilities (subject to locality approval) and investment tax credits that are applied against the State corporation franchise tax. Furthermore, the State has created 40 "economic development zones" in economically distressed regions of the State. Businesses in these zones are provided a variety of tax and other incentives to crate jobs and make investments in the zones.

         The 1995-96 budget reflects significant additional actions to reduce the burden of State taxation, including adoption of a 3-year, 20 percent reduction in the State's personal income tax and a variety of more modest changes in other levies. In combination with business tax reductions enacted in 1994, these actions will reduce State taxes by over $5.5 billion by the 1997-98 State fiscal year, when compared to the estimated yield in that year of the State tax structure as it applied in 1993-94.

State Authorities

         The fiscal stability of the State is related, in part, to the fiscal stability of its public benefit corporations (the "Authorities"). Authorities, which have responsibility for financing, constructing and operating revenue providing public facilities, are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and as otherwise restricted by, their legislative authorizations. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially adversely affected, if any of its Authorities were to default on their respective obligations. As of September 30, 1994, the date of the latest data available, there were 18 Authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these 18 Authorities was $70.3 billion. As of March 31, 1995, aggregate Authority debt outstanding as State-supported debt was $27.9 billion and as State-related debt was $36.1 billion.

         Moral obligation financing generally involves the issuance of debt by an Authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a default on any moral obligation debt of any public authority. The State does not intend to increase statutory authorizations for moral obligation bond programs. From 1976 through 1987, the State was called upon to appropriate and make payments totaling $162.8 million to make up deficiencies in the debt service reserve funds of the Housing Finance Agency pursuant to moral obligation provisions. In the same period, the State also expended additional funds to assist the Project Finance Agency, the New York State Urban Development Corporation and other public authorities which had moral obligation debt outstanding. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 1995-96 fiscal year.

         In addition to the moral obligation financing arrangements described above, State law provides for State municipal assistance corporations, which are public authorities established to aid financially troubled localities. The Municipal Assistance Corporation For The City of New York ("MAC"), created in 1975 to provide financing assistance to the City, is the only municipal assistance corporation created to date. To enable MAC to pay debt service on its obligations, MAC receives, subject to annual appropriation by the Legislature, receipts from the 4 percent New York State sales tax for the benefit of the City, the State-imposed stock transfer tax and, subject to certain prior liens, certain local assistance payments otherwise payable to the City. The legislation creating MAC also includes a moral obligation provision. Under its enabling legislation, MAC's authority to issue moral obligation bonds and notes (other than refunding bonds and notes) expired on December 31, 1984.

         The State also provides for contingent
contractual-obligation financing for the Secured Hospital Program pursuant to legislation enacted in 1985. Under this financing method, the State contracts to pay debt service, subject to annual appropriations, on bonds issued by the New York State Medical Care Facilities Finance Agency in the event there are shortfalls of revenues from other sources. The State has never been required to make any payments pursuant to this financing arrangement, nor does it anticipate being required to do so during the 1995-96 fiscal year.

         Authorities' operating expenses and debt service costs are generally paid by revenues generated by the projects financed or operated, such as tolls charged for the use of highways, bridges or tunnels, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for Authorities. Also, there are statutory arrangements providing for State local assistance payments, otherwise payable to localities, to be made under certain circumstances to Authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, if local assistance payments are so diverted, the affected localities could seek additional State assistance. Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

         The Metropolitan Transportation Authority (the "MTA") oversees the City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA").
The MTA operates certain commuter rail and bus lines in the New York metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated-agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended and will continue to depend for operating support upon a system of State, local government and TBTA support and, to the extent available, Federal operating assistance, including loans, grants and operating subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional state assistance, raise fares or take other actions.

         Since 1980, the State has enacted several taxes--including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1% regional sales and use tax--that provide revenues for mass transit purposes, including assistance to the MTA. In addition, since 1987, state law has required that the proceeds of a one-quarter of 1% mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. Further, in 1993, the State dedicated a portion of the State petroleum business tax to fund operating or capital assistance to the MTA. For the 1995-1996 fiscal year, total State assistance to the MTA is estimated at approximately $1.1 billion.

         In 1993, State legislation authorized the funding of a five-year $9.56 billion MTA capital plan for the five-year period, 1992 through 1996 (the "1992-96 Capital Program"). The MTA has received approval of the 1992-96 Capital Program based on this legislation from the 1992-96 Capital Program Review Board, as State law requires. This is the third five-year plan since the Legislature authorized procedures for the adoption, approval and amendment of a five-year plan in 1981 for a capital program designed to upgrade the performance of the MTA's transportation systems and to supplement, replace and rehabilitate facilities and equipment. The MTA, the TBTA and the TA are collectively authorized to issue an aggregate of $3.1 billion of bonds (net of certain statutory exclusions) to finance a portion of the 1992-96 Capital Program. The 1992-96 Capital Program is expected to be financed in significant part through dedication of State petroleum business taxes referred to above. However, in December 1994 the proposed bond resolution based on such tax receipts was not approved by the MTA Capital Program Review Board.

         There can be no assurance that all the necessary governmental actions for the Capital Program will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1992-96 Capital Program, or parts thereof, will not be delayed or reduced. Furthermore, the power of the MTA to issue certain bonds expected to be supported by the appropriation of State petroleum business taxes is currently the subject of a court challenge. If the Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional State assistance.

Certificates of Participation

         The New York Portfolio may invest at times in certificates of participation which represent proportionate interests in certain lease or other payments made by the State with respect to equipment or real property of the departments or agencies of the State. Such payments are subject to annual appropriation by the Legislature and the availability of money to the State for making such payments.

New York City

         The fiscal health of the State may also be affected by the fiscal health of the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City has achieved balanced operating results from each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP standards.

         In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the MAC to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities; and a "Control Period" which existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met, thus suspending certain Control Board powers, the Control Board, MAC and OSDC continue to exercise various fiscal monitoring functions over the City, and upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including, but not limited to, a City operating budget deficit of more than $100 million, the Control Board is required by law to reimpose a Control Period. Currently, the City and its Covered Organizations (i.e., those which receive or may receive moneys from the City directly, indirectly or contingently) operate under a four-year financial plan (the "Financial Plan") which the City prepares annually and periodically updates. The City's Financial Plan includes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps.

         The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

         The State could be affected by the ability of the City and certain Covered Organizations to market their securities successfully in the public credit markets. Future developments concerning the City or certain of the Covered Organizations, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such Covered Organizations and may also affect the market for their outstanding securities.

OSDC and Control Board Reports

         The staffs of OSDC, the Control Board and the City Comptroller issue periodic reports on the City's Financial Plans, as modified, analyzing forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as compliance with the Financial Plan, as modified, by the City and its Covered Organizations. OSDC staff reports issued during the mid-1980's noted that the City's budget benefited from a rapid rise in the City's economy, which boosted the City's collection of property, business and income taxes. These resources were used to increase the City's workforce and the scope of discretionary and mandated City services. Subsequent OSDC staff reports, including its periodic economic reports, examined the 1987 stock market crash and the 1989-92 recession, which affected the New York City region more severely than the nation, and these reports attributed an erosion of City revenues and increasing strain on City expenditures to that recession. According to a recent OSDC economic report, the City's economy was slow to recover from the recession and is expected to experience a weak employment situation, and moderate wage and income growth, during the 1995-96 period. Also, Financial Plan reports of OSDC, the Control Board, and the City Comptroller have variously indicated that many of the City's balanced budgets have been accomplished, in part, through the use of non-recurring resources, tax and fee increases, personnel reductions and additional State assistance; that the City has not yet brought its long-term expenditures in line with recurring revenues; that the City's proposed gap-closing programs, if implemented, would narrow future budget gaps; that these programs tend to rely heavily on actions outside the direct control of the City; and that the City is therefore likely to continue to face future projected budget gaps requiring the City to reduce expenditures and/or increase revenues. According to the most recent staff reports of OSDC, the Control Board and the City Comptroller during the four-year period covered by the current Financial Plan, the City is relying on obtaining substantial resources from initiatives needing approval and cooperation of its municipal labor unions, Covered Organizations, and the City Council, as well as the State and Federal governments, among others, and there can be no assurance that such approval can be obtained.

Financing Requirements

         The City requires significant amounts of financing for seasonal and capital purposes. The City issued $1.75 billion of notes for seasonal financing purposes during its fiscal year ending June 30, 1994. The City's capital financing program projects long-term financing requirements of approximately
$17 billion for the City's fiscal years 1995 through 1998. The major capital requirements include expenditures for the City's water supply and sewage disposal systems, road, bridges, mass transit, schools, hospitals and housing.

         On February 14, 1995, the Mayor released the Preliminary Budget for the City's 1996 fiscal year (commencing July 1), which addresses a projected $2.7 billion budget gap. Most of the gap-closing initiatives may be implemented only with the cooperation of the City's municipal unions, or the State or Federal governments. The OSDC and the Control Board continue their respective oversight activities.

Other Localities

         Certain localities in addition to the City could have financial problems leading to requests for additional State assistance during the State's 1995-96 fiscal years and thereafter. The potential impact on the State of such requests by localities is not included in the projections of the State's receipts and disbursements for the State's 1995-96 fiscal year.

         Fiscal difficulties experienced by the City of Yonkers resulted in the re-establishment of the Financial Control Board for the City of Yonkers by the State in 1984. That Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

Certain Municipal Indebtedness

         Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1993, the total indebtedness of all localities in the State other than the City was approximately $17.7 billion. A small portion (approximately $105 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the

Comptroller to review and make recommendations concerning the budgets of those local government units other than the City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Fifteen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1993.

         From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

Litigation

         The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws.

         Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1995-96 State Financial Plan. The State believes that the 1995-96 State Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 1995-96 fiscal year. There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount of the 1995-96 State Financial Plan reserves for the payment of judgments and, therefore, affect the ability of the State to maintain a balanced 1995-96 State Financial Plan. In its General Purpose Financial Statements, the State reports its estimated liability in subsequent fiscal years for awarded and anticipated unfavorable judgments.

         Although other litigation is pending against the State, no current litigation involves the State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects the State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

CALIFORNIA PORTFOLIO

         The following is based on information obtained from
(i) an Official Statement, dated September 19, 1995, relating to $28,245,000 State Public Works Board of the State of California Energy Efficiency Revenue Refunding Bonds, Series 1995B and
(ii) an Official Statement, dated February 25, 1995, relating to $400,000,000 State of California Various Purpose General Obligation Bonds.

Constitutional Limits on Spending and Taxes

         Certain California (the "State") constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of the State's municipal securities to pay interest and principal on municipal securities.

         Article XIII B. On November 6, 1979, the State's voters approved Proposition 4, which added Article XIII B to the State Constitution. Pursuant to Article XIII B, the State is subject to an annual appropriations limit (the "Appropriations Limit").

         Article XIII B was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. (See "Proposition 98" below.) "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by the entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subsidies to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds.

         Debt service costs for certain bonds, and revenues derived from new taxes such as increased cigarette and tobacco taxes are expressly exempted from the Appropriations Limit. In addition, the Appropriations Limit may be exceeded in certain emergency situations. However, unless the emergency arises from civil disturbance or natural disaster declared by the Governor, and the appropriations are approved by two-thirds of the Legislature, the Appropriations Limit for the next three years must be reduced by the amount of the excess.

         The State's yearly Appropriations Limit is based on the limit for the prior year with annual adjustments for changes in California per capita personal income and population and any transfers of financial responsibility of providing services to or from another unit of government.

         As originally enacted in 1979, the Appropriations Limit was based on 1978-79 fiscal year authorizations to expend proceeds of taxes and was adjusted annually to reflect changes in cost of living and population (using different definitions, which were modified by Proposition 111). Starting in the 1991-92 Fiscal Year, the Appropriations Limit was recalculated by taking the actual 1986-87 limit and applying the annual adjustments as if Proposition 111 had been in effect.

         Proposition 98. On November 8, 1988, voters approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level, and the operation of the State Appropriations Limit, primarily by guaranteeing local schools and community colleges ("K-14 schools") a minimum share of General Fund revenues. Under Proposition 98 (as modified by "Proposition 111" which was enacted on June 5, 1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues (the "first test"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment (the "second test"), or (c) a third test, which would replace the second test in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income. Under the third test, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If the third test is used in any year, the difference between the third test and the second test would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 Fiscal Year, implementing Proposition 98, determined the K-14 schools' funding guarantee under the first test to be 40.3 percent of the General Fund Tax revenues, based on 1986-87 appropriations. However, that percent has been adjusted to 34 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

         Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. In the fall of 1989, the Legislature and the Governor utilized this provision to avoid having 40.3 percent of revenues generated by a special supplemental sales tax enacted for earthquake relief go to K-14 schools. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

         During the recession, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,220 from Fiscal Year 1991-92 to Fiscal Year 1993-94.

         In 1992, a lawsuit was filed, called California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. As part of the negotiations leading to the 1995-96 Budget Act, an oral agreement was reached to settle this case. It is expected that a formal settlement reflecting these conditions will be entered into in the near future.

         The oral agreement provides that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will, repay $935 million, while schools will repay $825 million. The State share of the repayment will be reflected as expenditures above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact. Once a court settlement is reached, and the Director of Finance certifies that such a settlement has occurred, $360 million in appropriations to schools will be disbursed in August 1996.

Seasonal Borrowing of California

         As part of its cash management program, the State regularly issues Revenue Anticipation Notes and Revenue Anticipation Warrants to meet cash flow needs during the course of a fiscal year. All such Notes have been retired prior to the end of the fiscal year at issue. To meet cash flow needs at the start of the 1990-91 fiscal year, the State issued $1 billion of Interim Notes on August 1, 1990, which matured and were paid on August 21, 1990. The State issued $4.1 billion of 1990 Revenue Anticipation Notes on August 21, 1990, which matured and were paid on June 28, 1991. To meet cash flow needs at the start of the 1991-92 fiscal year, the State issued $1.65 billion of Interim Notes on July 23, 1991, which matured and were paid on August 15, 1991. On August 15, 1991, the State issued $4.1 billion of 1991 Revenue Anticipation Notes, which matured and were paid on or before June 30, 1992. In June 1992, as a response to revenue shortfalls, the State issued $475 million of 1992 Revenue Anticipation Warrants, which were paid on July 24, 1992. To meet cash flow needs at the start of the 1992-93 fiscal year, the State issued $3.3 billion of Interim Notes on September 4, 1992, which matured on October 8, 1992. On October 8, 1992, the State issued $3.75 billion of Fixed Rate and $1.25 of Variable Rate Demand 1992-93 Revenue Anticipation Notes, which matured on or before April 26, 1993. On April 26, 1993, the State issued an additional $3.0 billion of 1993 Revenue Anticipation Notes which matured on June 24, 1993, to cover continuing cash flow needs. On June 23, 1993, the State issued $2 billion of 1993 Revenue Anticipation Warrants maturing on December 23, 1993 to cover the State's cash needs at the end of the 1992-93 Fiscal Year and the start of the 1993-94 Fiscal Year. To meet additional cash flow needs in the 1993-94 Fiscal Year the State issued $2 billion of 1993-94 Revenue Anticipation Notes on July 28, 1993, which matured on June 28, 1994. On February 23, 1994, the State issued $3.2 billion of 1993-94 Revenue Anticipation Warrants which matured on or before December 21, 1994. To meet additional cash flow needs in the 1994-95 Fiscal Year the State issued $4.0 billion of 1994-95 Revenue Anticipation Warrants on July 26, 1994 which will mature on April 25, 1996. The State issued $3.0 billion of 1994-95 Revenue Anticipation Notes on August 3, 1994 which matured on June 28, 1995.

         The State has always paid the principal of and interest on its general obligation bonds, lease-purchase debt, and short-term obligations, including revenue anticipation notes and revenue anticipation warrants when due.

Automatic Budget Reduction

         Legislation was enacted in July 1990 providing for an automatic mechanism to control State expenditures by implementing certain across-the-board spending cuts under certain conditions. The Legislature may suspend the operation of this mechanism for any fiscal year; the mechanism was so suspended in the 1992-93 Budget Act, the 1993-94 Budget Act and the 1994-95 Budget Act.

1994-95 Fiscal Year

         The 1994-95 Fiscal Year represented the fourth consecutive year the Governor and Legislature were faced with a very difficult budget environment to produce a balanced budget.

Many program cuts and budgetary adjustments had already been made in the last three years. The Governor's Budget Proposal, as updated in May and June, 1994, recognized that the accumulated deficit could not be repaid in one year, and proposed a two-year solution. The budget proposal sets forth revenue and expenditure forecasts and revenue and expenditure proposals which result in operating surpluses for the budget for both 1994-95 and 1995-96, and lead to the elimination of the accumulated budget deficit, estimated at about $1.8 billion at June 30, 1994, by June 30, 1996.

         The 1994-95 Budget Act, signed by the Governor on July 8, 1994, projected revenues and transfers of $41.9 billion, $2.1 billion more than actual revenues received in 1993-94. This reflected the Administration's forecast of an improving economy. Also included in this figure was the projected receipt of $356 million from the federal government to reimburse the State's cost of incarcerating undocumented immigrants. Most of these moneys were not received. Analysis of the federal Fiscal Year 1995 budget by the Department of Finance indicates that approximately $98 million was appropriated for the State to offset such incarceration costs.

         The 1994-95 Budget Act projected Special Fund revenues of $12.1 billion, a decrease of 2.4 percent from 1993-94 estimated revenues.

         The 1994-95 Budget Act projected General Fund expenditures of $40.9 billion, an increase of $1.6 billion over the 1993-94 Fiscal Year. The 1994-95 Budget Act also projected Special Fund expenditures of $12.3 billion, a 4.7 percent decrease from the 1993-94 Fiscal Year estimated expenditures. The principal features of the 1994-95 Budget Act were the following:

         1. Receipt of additional federal aid in the 1994-95 Fiscal Year of about $400 million for costs of refugee assistance and medical care for undocumented immigrants, thereby offsetting a similar General Fund cost. These funds ultimately were not budgeted by the Federal government.

         2. Reductions of approximately $1.1 billion in health and welfare costs. A 2.3 percent reduction in AFDC payments (equal to about $52 million for the entire fiscal year) has been temporarily suspended by Court order. Certain health care funding actions in the Budget Act also were challenged in a court action.

         3.   A General Fund increase of approximately $38
million in support for the University of California and $65 million for California State University, accompanied by student fee increases for both the University of California and California State University.

         4. Proposition 98 funding for K-14 schools was increased by $526 million from 1993-94 Fiscal Year levels, representing an increase for enrollment growth and inflation. Consistent with previous budget agreements, Proposition 98 funding provides approximately $4,217 per student for K-12 schools, equal to the level in the prior three years.

         5. Legislation enacted with the 1994-95 Budget Act clarified laws passed in 1992 and 1993 which required counties and other local agencies to transfer funds to local school districts, thereby reducing State aid. Some counties had implemented a method of making such transfers which provided less money for schools if there were redevelopment agency projects. The new legislation bans this method of transfer. If all counties had implemented this method, General Fund aid to K-12 schools would have been $300 million higher in each of the 1994-95 and 1995-96 Fiscal Years.

         6. The 1994-95 Budget Act provides funding for anticipated growth in the State's prison inmate population, including provisions for implementing recent legislation (the so-called "Three Strikes" law) which requires mandatory life prison terms for certain third-time felony offenders.

         7. Additional miscellaneous cuts ($500 million) and fund transfers ($255 million) totaling in the aggregate approximately $755 million.

         The 1994-95 Budget Act contained no tax increases.
Under legislation enacted for the 1993-94 Budget Act, the renters' tax credit was suspended for two years (1993 and 1994). A ballot proposition to permanently restore the renters' tax credit after this year failed at the June, 1994 election. The Legislature enacted a further one-year suspension of the renters' tax credit, for 1995, saving about $390 million in the 1995-96 Fiscal Year.

     The 1994-95 Budget Act assumed that the State will use a cash flow borrowing program in 1994-95 which combined one-year notes and two-year warrants, which have now been issued.
Issuance of the warrants allows the State to defer repayment of approximately $1.0 billion of its accumulated budget deficit into the 1995-96 Fiscal Year. The Budget Adjustment Law enacted along with the 1994-95 Budget Act is designed to ensure that the warrants will be repaid in the 1995-96 Fiscal Year.

1995-96 Fiscal Year

         As described earlier, for the first time in four years, the State entered the upcoming fiscal year with strengthening revenues based on an improving economy. On January 10, 1995, the Governor presented his 1995-96 Fiscal Year Budget Proposal (the "Proposed Budget"). Two of the principal features of the Proposed Budget were a phased, 15% cut in personal income and corporate taxes, and a further expansion of the "realignment" process to transfer more responsibility and funding sources for certain health and welfare programs to local governments.
Neither of these proposals was approved by the Legislature. As a result of the improving economy, with resulting improved revenue and caseload estimates, the State entered the 1995-96 Budget negotiations with the smallest nominal "budget gap" to be closed in many years. Nonetheless, serious policy differences between the Governor and Legislature prevented timely enactment of the budget.

         The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projects General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior year. Expenditures are budgeted at $43.4 billion, a 4 percent increase. The Department of Finance projects that, after repaying the last of the carryover budget deficit, there will be a positive balance of $28 million in the budget reserve, the Special Fund for Economic Uncertainties, at June 30, 1996 The Budget Act also projects Special Fund revenues of $12.7 billion and appropriates Special Fund expenditures of $13.4 billion.

         The Department of Finance projects cash flow borrowings in the 1995-96 Fiscal Year will be the smallest in many years, comprising about $2 billion of notes to be issued in April, 1996, and maturing by June 30, 1996. With full payment of $4 billion of revenue anticipation warrants on April 25, 1996, the Department sees no further need for borrowing over the end of the fiscal year. The available internal borrowable cash resources of the General Fund at June 30, 1996 are projected at almost $2 billion.

         The following are the principal features of the Budget
Act:

         1. Proposition 98 funding for schools and community colleges will increase by about $1.0 billion (General Fund) and $1.2 billion total above revised 1994-95 levels. Because of higher than projected revenues in 1994-95, an additional $543 million ($91 per K-12 ADA) is appropriated to the 1994-95 Proposition 98 entitlement. A large part of this is a block grant of about $54 per pupil for any one-time purpose. Per-pupil expenditures are projected to increase by another $126 in 1995-96 to $4,435. For the first time in several years, a full 2.7 percent cost of living allowance is funded. The budget compromise anticipates a settlement of the CTA v. Gould litigation.

         2.   Cuts in health and welfare costs totaling about
$0.9 billion. Some of these cuts (totaling about $500 million) would require federal legislative approval.

         3. A 3.5 % increase in funding for the University of California ($90 million General Fund) and the California State
University system ($24 million General Fund).

         4. The Budget assumes receipt of $473 million in new federal aid for costs of illegal immigrants, above commitments already made by the federal government. This amount is much less than estimates made in the summer of 1994 as part of the two-year budget proposal, and somewhat lower than the estimates in the January 1995 Governor's Budget.

         5. General Fund support for the Department of Corrections is increased by about 8 percent over the prior year, reflecting estimates of increased prison population, but funding is less than proposed in the Governor's Budget.

Economic Overview

         California's economy is the largest among the 50 states and one of the largest in the world. The State has a diverse economy, with major employment in the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. Total state gross domestic product of about $835 billion in 1994 was larger than all but six nations in the world.

         The State's tax revenue experience in the past few years clearly reflects sharp declines in employment, income and retail sales on a scale not seen in over 50 years. The 1995-96 Governor's Budget, released January 10,1995 (the "Governor's Budget"), indicates the State has embarked on a steady economic recovery since late 1993, somewhat sooner than predicted in the May, 1994 Revision of the 1994-95 Governor's Budget.

         Revised employment data indicate that California's recession ended in 1993, and following a period of stability, a solid recovery is now underway. The State's unemployment rate fell from 9.2 percent in 1993 to 8.6 percent in 1994. The number of unemployed Californians fell by nearly 400,000 during 1994, while civilian employment increased more than 300,000. However, pre-recession employment levels are not expected to be reached until later in the decade.

         Other indicators, including retail sales, homebuilding activity, existing home sales and bank lending volume all confirm the State's recovery. U.S. Department of Commerce survey data show retail sales up over 8 percent in September and October 1994 from year-earlier data. Information from major credit card companies and the leading check verification service suggest that holiday-season sales growth in California outpaced the national performance. Despite rising interest rates, existing home sales were up 18 percent through the first 10 months of last year, while permits to build new homes rose 16 percent over the same period. Nonresidential construction has stabilized, and office occupancy rates are moving up in most areas. Commercial lending by the State's major banks is also on the rise after a three-year decline.

         Personal income was severely affected by the Northridge Earthquake, which reduced the first quarter 1994 figure by $22 billion at an annual rate, reflecting the uninsured damage to residences and unincorporated businesses. As a result, personal income growth for all of 1994 was about 4.2 percent. However, excluding the Northridge effects, growth would have been in excess of 5 percent. Moreover, after several years of accelerating income ahead of promised Federal tax hikes, it appears that many individuals may have deferred the recognition of income (including bonuses and stock options) into 1995, given a strong possibility that the new Congress may enact tax cuts at the Federal level. At the very least, there is virtually no risk of further Federal tax increases this year.

         Only the nonfarm wage and salary employment figures have yet to confirm this solid recovery. Federal figures indicate that jobs reached a low in December 1993 and have shown little growth since then (although the November 1994 figure was up slightly from the year-earlier level). However, State payroll tax data, which will form the basis for the March 1995 revision in the California Employment Development Department's ("EDD") wage and salary job figures, paint a much brighter picture.
These tax-based data, reflecting the entire universe of employers, indicate that employment bottomed in the spring of 1993, and after a period of stability, began a sustained recovery later that year. Based on preliminary second quarter payroll tax data, the Department of Finance estimates that employment grew by more than 150,000 last year.

         The gap between the data compiled by the EDD on contract with the U.S. Bureau of Labor Statistics ("BLS"), and the State payroll tax data is troubling but easily explained. The survey on which these figures are based is unable to pick up new business starts (only firms in operation prior to the first quarter of 1992 are included) and samples only a fraction of smaller employers. On the other hand, all very large firms, including most aerospace manufacturers, banks, utilities and major retailers, are included in the EDD/BLS survey. These larger firms are the source of most of the layoffs, down sizing and restructuring in the economy. Thus, the official survey reports the vast majority of layoffs, but understates growth in small firms and misses entirely jobs created by new businesses.

         Payroll tax data indicate employment growth is concentrated in services, construction, and wholesale and retail trade. Manufacturing continues to be affected by Federal defense spending cuts and the weak market for commercial aircraft. Aerospace (aircraft, missiles and space equipment and search and navigation instruments) lost 36,000 jobs last year, and employment is now down by more than half from the 1988 peak. Electronics has stabilized and is showing some growth particularly in the components industry. Excluding these high-technology industries, manufacturing is now posting small employment gains.

         Many of the new jobs in the service-producing sector are in high-wage industries, including motion pictures, business services (which includes computer software and consulting), and engineering and management consulting. Much of the growth in wholesale trade is related to foreign trade. Dollar volumes through California ports were up an estimated 16 percent last year, considerably above the nationwide gain of about 9 percent. Job gains in these high-wage service industries are helping to cushion the ongoing losses in aerospace.

         California should not be significantly affected by the prospective slowing of U.S. economic growth. The State will benefit from continued strength in business equipment sales, mainly computers, instruments and other high-tech products, and from the on-going recoveries overseas. The recent upswing in Japan, California's largest trading partner, and faster than expected growth in Western Europe are particularly encouraging signs for California.

         Housing, which normally suffers when interest rates rise, may experience only a mild, temporary setback in California. Homebuilding in the State has continued to recover despite the 2 1/2 percentage-point rise in fixed rate mortgages since late 1993. Job growth seems to be the key: in a reversal of traditional roles, the rest of the State's economy is pulling housing out of the doldrums. Lower interest rates, which should appear on the horizon later this year, will give homebuilding an extra boost in the second half of 1995 and throughout 1996. Permit volume is forecast to rise from an estimated 96,000 units last year to 109,000 units in 1995 and over 150,000 new homes in 1996.

         Following the addition of over 150,000 new jobs in 1994, 1995 should see growth in the 220,000 range, lead by services, construction and trade. Manufacturing is expected to stabilize, despite the loss of another 20,000 or more aerospace jobs. In 1996, job growth is projected to exceed 300,000, with gains in all major sectors of the State's economy, again led by services and construction.

         Personal income is expected to grow 6.6 percent this year, well above the quake-impacted 1994 estimate of 4.2 percent. Without the quake-related losses in rental income, growth would have been 5.1 percent in 1994, and 1995's forecast gain would be
5.7 percent.  In 1996, income is expected to grow by 6 percent.

         The quality of income is also improving, with wages and salaries and proprietors' incomes accelerating, while transfer payments, which include welfare payments, unemployment compensation and social security, are slowing. During the recession, transfer payments grew at a double-digit pace.

         Inflation in California, which has traditionally run slightly above the national average, is now lagging the U.S. by a considerable margin. The California consumer price index (a weighted average of published indexes for the five-county Los Angeles and ten-county San Francisco Bay regions) averaged only a 1 1/2 percent rise in 1994, compared to a 2.7 percent estimate for the nation. In 1995 and 1996, the California price measure should average 3 percent annual increases, still below the expected national pace of 3 1/2 percent. Subtracting inflation from the rise in personal income, real incomes rose 2.7 percent in 1994, and without the quake the gain would have been 3.5 percent. In both 1995 and 1996, real income growth is expected to exceed 3 percent.

         The Department of Finance Bulletin for February, 1995 reports that the State's unemployment rate rose slightly to 8.2 percent in January from 7.7 percent in December, after dropping dramatically over the course of in 1994. Heavy rainfall and widespread flooding throughout the State in mid-January were at least partially responsible for the weakness in the January 1995 report. Despite this slight rise in January unemployment, the pattern of economic recovery in California that has been evident over the last year appears to be continuing.

         Retail sales continued to gain momentum throughout 1994. Sales in October and November were up 8.2 and 9.2 percent, respectively pacing national sales gains in both months. Sales in total for 1994 appear destined to show the largest gain since the recession began in 1990. Motor vehicle registration data indicate that new car and light truck sales were an important component of the sales growth-up 6.7 percent in the fourth quarter of 1994. Annual auto sales growth of 3.7 percent exceeded any year since 1986.

         New home construction continued to improve despite rising long-term mortgage rates. Residential building permits for November and December combined were up 13 percent from the prior-year level. Growth in resales of existing homes slowed from the strong pace early in the year; however, resales in October remained at a respectable 470,000 unit annual rate. Nonresidential construction has also begun to show signs of improvement. The value of nonresidential construction permits rose three percent during 1994, the first annual increase since 1988.

         Finally, the Mexican currency crisis is expected to have some mild dampening effect on the California economy; however, it should not endanger the recovery. The peso's devaluation will make California exports much more expensive in Mexican markets. Although the economic impact of this is unknown, an export reduction of 20 percent would reduce trade by approximately $1.5 billion. This represents less than two percent of all exports through California ports. San Diego, however, is likely to be more severely affected due to substantial reductions in cross-border traffic. Although the long-run impacts of the devaluation are unclear, the fundamentals of the Mexican economy are much stronger than during the last crisis twelve years ago.

Orange County Bankruptcy

         On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Pools") filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Pools had suffered significant market losses in their investments, causing a liquidity crisis for the Pools and the County. More than 180 other public entities, most of which, but not all, are located in the County, were also depositors in the Pools. The County has reported the Pools' loss at about $1.69 billion, or about 23% of their initial deposits of approximately 7.5 billion. Many of the entities which deposited moneys in the Pools, including the County, faced interim and/or extended cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects.

         On May 2, 1995, the Bankruptcy Court approved a settlement agreement covering claims of the other participating entities against the County and the Pools. Most participants have received in cash 80% (90% for school districts) of their Pools' investment; the balance is to be paid in the future. The County succeeded in deferring, by consent of the holders thereof, until June 30, 1996, the repayment of $800 million of short-term obligations due in July and August, 1995; these notes are, however, considered to be in default by Moody's and S&P. On
June 27, 1995, County voters turned down a proposal for a temporary 0.5% increase in the local sales tax to replace revenues lost after the Pools' investment losses. The County is now in the process of developing an alternative financial plan.

         The State has no existing obligation with respect to any outstanding obligations or securities of the County or any of the other participating entities. However, in the event the County is unable to maintain County administered State programs because of insufficient resources, it may be necessary for the State to intervene, but the State cannot presently predict what, if any, action may occur. The Legislature is considering the County's new financial plan and a number of other proposals relating to the County bankruptcy, including possible State oversight of County finances. None of the proposals presently anticipate any direct State financial support of the County.

Litigation

         The State is presently involved in certain legal proceedings that, if decided against the State, may require the State to make significant future expenditures or may impair future revenue sources.

CONNECTICUT PORTFOLIO

         The following is based on information obtained from an Official Statement, dated March 22, 1995, relating to
$439,150,000 State of Connecticut General Obligation Bonds (1995
Series A).

The Governor's Recommended Budget For 1995-96 and 1996-97

         The Governor's Recommended Biennial Budget for fiscal year 1995-1996 anticipates General Fund expenditures of $8,489.7 million and General Fund revenues of $8,495.3 million. After deducting $2.6 million for the anticipated carry-forward deficit from fiscal year 1994-95, the estimated surplus for fiscal year 1995-96 is $3 million. For fiscal year 1996-97, the Governor's Recommended Budget anticipates General Fund expenditures of $8,617.2 million and General Fund revenue of $8,629.9 million resulting in a projected surplus of $12.7 million. In accordance with Section 4.30a of the Connecticut General Statutes these surpluses will be deposited into the Budget Reserve Fund.

         Pursuant to Article 28 of the amendments to the Constitution of the State of Connecticut and Section 2-33a of the Connecticut General Statutes, the Governor's Recommended Budget for the biennium remains within the limits imposed by the expenditure cap. For fiscal year 1995-96 and for fiscal year 1996-97, permitted growth in capped expenditures is 3.59% and 3.71%, respectively. The Recommended Budget is $126.2 million below the expenditure cap in fiscal year 1995-96 and $246.6 million below the expenditure cap in fiscal year 1996-97.

         The Governor's Recommended Budget calls for a lower income tax rate of 3% to be applied to a filer's first portion of taxable income with the remainder to be taxed at the current rate of 4.5%. This change is retroactive to January 1, 1995 and for joint filers the new 3% rate will apply to the first $12,000 of taxable income. By January 1, 1997, when the Governor's recommended changes are fully implemented, for joint filers the new 3% rate will apply to the first $30,000 of taxable income. After full implementation 43% of Connecticut's taxpayers will pay exclusively at the new 3% rate. In addition, the Governor is proposing to phase down the Corporation Business Tax beginning January 1, 1997 from 10.5% to 8% by January 1, 1999. These two changes, when combined with other miscellaneous revenue modifications, are expected to result in a $218 million revenue loss in fiscal year 1995-96 and a $343 million revenue loss in fiscal year 1996-97.

         In order to achieve a balanced budget, the Governor, has recommended expenditure reductions from estimated current services of approximately $1,020 million in fiscal year 1995-96 and an additional $632 million in fiscal year 1996-97. The Governor's budget proposes significant changes to the welfare system aimed at promoting economic self-sufficiency. These include permitting recipients to earn more before eliminating their benefits, imposing an 18 month time limit for receipt of benefits, and reducing the Aid to Families with Dependent Children ("AFDC") payment levels with no additional benefits for additional children. In fiscal year 1995-96 these changes will reduce AFDC expenditures by $36 million from fiscal year 1994-95 and General Assistance expenditures by $27 million. Included in the Governor's budget is a restructuring of the numerous categorical grants to municipalities. The Education Cost Sharing grant, the state's largest, will be consolidated with other education related grants. Overall, the Governor's budget pares back 95% of the projected increase in education grants to towns. The Governor's budget also proposes to cut in half, to $500 million, the amount of bonds annually authorized by the state to rein in debt service costs.

1994-1995 Adopted Budget

         The Governor's Recommended Budget also calls for the reissuance of a portion of the fiscal year 1995-96 Economic Recovery Fund payment and extending the payment over three additional years. This change will decrease the fiscal year

1995-96 payment from $328.1 million to $91.9 million and increases the fiscal year 1996-97 payment from zero to $86.6 million. The revision will result in a projected additional interest expense of $28.8 million over the period.

         The adopted budget was prepared in compliance with Public Act 91-3 of the June 1991 Special Session which required a biennial budget beginning in the biennium commencing July 1, 1993. The budget adopted by the General Assembly for fiscal year 1994-95 estimates General Fund expenditures of $8,377.3 million and General Fund revenues of $8,374.7 million.

         On November 3, 1992, Connecticut voters approved a constitutional amendment which requires a balanced budget for each year and imposes a cap on the growth of expenditures. The statutory spending cap limits the growth of expenditures to either (1) the average of the annual increase in personal income in the State or (2) the percentage increase in inflation, unless the Governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the numbers of each house of the General Assembly vote to exceed such limits for the purposes of each emergency or extraordinary circumstances. Expenditures for the payment of bonds, notes and other evidences of indebtedness are excluded from the constitutional and statutory definitions of general budget expenditures. For fiscal 1993-94 and for fiscal 1994-95, permitted growth-in capped expenditures was 5.82% and 4.49% respectively. The adopted budget is approximately $58 million below the cap for fiscal 1993-94 and $24 million below the cap in fiscal 1994-95.

1994-95 General Fund Operations

         Pursuant to Section 3-115 of the Connecticut General Statutes, the State's fiscal position is reported monthly by the Comptroller. This report compares revenues already received and expenditures already made to estimated revenues to be collected and estimated expenditures to made during the balance of the year.

         The Comptroller's February 1, 1995 letter indicated a General Fund deficit of $174.1 million. Subsequently, on February 15, 1995, the Governor released his recommended budget for the upcoming biennium. As part of that recommendation, the Governor included a plan to substantially reduce this deficit primarily through legislative action to reinstate State taxes on hospital patient services effective February 1, 1995, estimated to be $86.7 million from the gross earnings tax and $45 million from the sales tax, and by legislative changes to the tax levied in connection with underground fuel tanks estimated to produce $13.5 million in revenues to the general fund. Based on the assumption such action would be taken, the Comptroller's monthly report of March 1, 1995 reflects a deficit of $2.6 million. The General Assembly has not yet adopted the Governor's plan and the Governor is currently exploring alternative actions including potential legislative changes.

Economic Overview

         Connecticut is a mature and highly developed state located in proximity to significant centers of consumer and industrial activity. Connecticut's economy is diverse, with manufacturing, services and trade accounting for approximately 70% of total non-agricultural employment. Non-manufacturing employment has risen significantly. The rapid relative growth in the nonmanufacturing sector as compared to the manufacturing sector is a trend that is in evidence nationwide and reflects the increased importance of the service industry. From 1970 to 1993, manufacturing employment in the State declined 33.5%, while non-manufacturing employment rose 63.3%, particularly in the service, trade and finance categories, resulting in an increase of 27.6% in total growth in non-agricultural establishment sectors.

         Manufacturing has traditionally been of prime economic importance to Connecticut. Manufacturing is diversified, with transportation equipment (primarily aircraft engines, helicopters and submarines) the dominant industry, followed by nonelectrical machinery, fabricated metal products and electrical machinery. Defense-related business plays an important role in the Connecticut economy. In the past ten years, Connecticut has ranked from sixth to twelfth among all states in total defense contract awards, receiving 2.5% of all such contracts in 1993. However, the Federal government has reduced the amount of defense-related spending and the future effect of such reductions cannot be predicted.

         The State derives approximately 75% of its revenues from taxes imposed by the State. Miscellaneous fees, receipts and transfers and federal grants account for most of the other State revenues. The State finances its operations primarily through the General Fund which receives most tax and non-tax revenues of the State, with the exception of certain transportation-related taxes, fees and revenues.

State Indebtedness

         There can be no assurance that general economic difficulties or the financial circumstances of Connecticut or its towns and cities will not adversely affect the market value of its obligations or the ability of Connecticut issuers or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

         The State has established various statewide authorities and two regional water authorities, one of which has since become independent, to finance revenue-producing projects, five of which statewide authorities have the power to incur, under certain circumstances, indebtedness for which the State has contingent or, in limited cases, direct liability. In addition, recent State statutes have been enacted and implemented with respect to certain bonds issued by the City of Bridgeport for which the State has contingent liability and by the City of West Haven for which the State has direct guarantee liability.

         Connecticut has no constitutional limit on its power to issue obligations or incur indebtedness other than that it may only borrow for public purposes. In general, Connecticut has borrowed money through the issuance of general obligation bonds for the payment of which the full faith and credit of the State are pledged. There are no express statutory provisions establishing any priorities in favor of general obligation bondholders over other valid claims against Connecticut.

Litigation

         The State, its officers and employees, are defendants in numerous lawsuits. The Attorney General's Office has reviewed the status of pending lawsuits and reports that an adverse decision in certain cases could materially affect the State's financial position.

NEW JERSEY PORTFOLIO

         The following is based on information obtained from an Official Statement, dated November 30, 1994, relating to
$600,000,000 State of New Jersey Tax and Revenue Anticipation
Notes, Series Fiscal 1995A.

Economic Climate

         New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,062 persons per square mile, it is the most densely populated of all the states. Between 1980 and 1990 the annual population growth rate was .49% and between 1990 and 1993 the growth rate accelerated to .59%. While this rate of growth compared favorably with other Middle Atlantic States, it was less than the national rate of increase.

         The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by commercial agriculture. In 1976, voters approved casino gambling for Atlantic City, and that city has again become an important State tourist attraction.

         Total personal income in New Jersey stood at $204.1 billion for 1992 and increased to $210.6 billion for 1993. Personal income increased 3.2% between 1992 and 1993 but was below the national rate of 4.4%. Historically, New Jersey's average per capita income has been well above the national average. The differential narrowed during the 1970s but widened in the 1980s. In 1993, the State ranked second among all states in per capita personal income ($26,732).

         After experiencing a boom during the mid-1980s, New Jersey, as well as the rest of the Northeast United States, slipped into a slowdown well before the onset of the national recession, which officially began in July 1990 (according to the National Bureau of Economic Research). By the beginning of the national recession, there had already been a decline in construction activity and the growth in the service sectors and the long-term downtrend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing.

         Reflecting the downturn, the rate of unemployment in New Jersey rose from 3.6% during the first quarter of 1989 to a recessionary peak of 9.3% in 1992. The jobless rate averaged 7.8% during the first nine months of 1994, but this estimate is not comparable to those prior to January because of major changes in the federal survey from which these statistics are obtained.

         In the first nine months of 1994, relative to the same period in 1993, significant job growth took place in services (3.5%) and construction (5-7%), more moderate growth took place in trade (1.9%), transportation and utilities (1.2%) and finance/insurance/real estate (1.4%), while manufacturing and government declined (by 1.5% and 0.1%, respectively). The net result was a 1-6% increase in average employment during the first nine months of 1994 compared to the first nine months of 1993.

         Just as New Jersey was hurt by the national recession, evidence of the State's improving economy can be found in increased homebuilding, and other areas of construction activity, rising consumer spending for new cars and light trucks, substantial new job creation and the decline in the unemployment rate.

         Total construction contracts awarded in New Jersey rose by 8.6% in 1993 compared with 1992. Nonbuilding construction awards increased approximately 4% in the first eight months of 1994 compared with the same period in 1993. In addition, new passenger car registrations issued during 1993 were up 12% in New

Jersey from a year earlier. Registrations of new light trucks and vans (up to 10,000 lbs.) advanced strongly in 1993 and jumped nearly 30% during the first eight months of 1994 period relative to the same period in 1993.

Financial Condition

         The State Constitution provides, in part, that no money may be drawn from the State Treasury except for appropriations made by law and that no law appropriating money for any State purpose shall be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same fiscal year, exceeds the total amount of revenue on hand and anticipated to be available for such fiscal year, as certified by the Governor.

         Should it appear that revenues will be less than the amount anticipated in the budget for a fiscal year, the Governor may take steps to reduce State expenditures. The State
Constitution additionally provides that no supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation.

         For the fiscal year ended June 30, 1995, the undesignated fund balances in the General Fund, in which the largest part of the financial operations of the state is accounted for, were projected to be $688.4 million. Such balance was $1.4 million for the 1992 fiscal year, $760.8 million for the 1993 fiscal year and $937.4 million for the 1994 fiscal year.

         There are 567 municipalities and 21 counties in New Jersey. During 1990, 1991, 1992 and 1993 no county exceeded its statutory debt limitations or incurred a cash deficit in excess of 4% of its tax levy. The number of municipalities which exceeded statutory debt limits was five as of December 31, 1993. No municipality incurred a cash deficit greater than 4% of its tax levy for 1993. No New Jersey municipality or county has defaulted on the payment of interest or principal on any outstanding debt obligation since the 1930's.

         The Local Authorities Fiscal Control Law provides for State supervision of the fiscal operations and debt issuance practices of local financing authorities. The Local Authorities Fiscal Control law applies to all autonomous public bodies created by counties or municipalities empowered to issue bonds, impose facility or service charges, or levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.).

         As of June 30, 1993, there were 200 locally created authorities with a total outstanding capital debt of approximately $6.9 billion (figures do not include housing authorities and redevelopment agencies). This amount reflects outstanding bonds, notes, loans and mortgages payable by the authorities as of their respective fiscal years ended nearest to June 30, 1993.

Litigation

         There are a number of suits making monetary claims against the State, its agencies and employees that together if decided in favor of the complainants would significantly increase State expenditures above those anticipated. There are also individual suits that could have that effect. Among them are suits challenging (a) the constitutionality of the method of funding public education; (b) the method by which the State Department of Human Services shares with county governments costs and cost recoveries for residents in State psychiatric hospitals and residential facilities for the developmentally disabled;
(c) the allegedly low level of Medicaid payment rates set by the State for long-term care facilities in New Jersey; (d) the right of the State to retain certain amounts paid to the Spill Compensation Fund for uses that were subsequently pre-empted by federal law; (e) the automobile insurance reform act impact on various insurance firms; (f) the revaluation of public employee pension funds that has resulted in smaller contributions by public employers; (g) the deregulation of hospital rates in the State; (h) the hospital rate-setting system and its application for meeting the cost of uncompensated care, for shifting Medicare costs and for granting discounts to payors; (i) the adequacy of Medicaid reimbursement for services rendered by doctors and dentists to Medicaid eligible children; and (j) the constitutionality of annual A-901 hazards and solid waste licensure renewals fees collected by the Department of Environmental Protection and Energy.

VIRGINIA PORTFOLIO

         The following is based on information obtained from an Official Statement, dated November 17, 1994, relating to
219,390,000 Commonwealth of Virginia General Obligation Bonds,
Series 1994.

Economic Climate

         The Commonwealth of Virginia is the twelfth most populous state in the nation, with approximately 6,491,000 residents. In 1993 its population density was 163 persons per square mile, compared with 72 persons per square mile for the United States.

         The Commonwealth is made up of many local economies, with that of Northern Virginia being the largest. In terms of population and building activity, Northern Virginia has been the fastest growing area in the Commonwealth. The growth has been spurred by employment opportunities provided for both civilian and military personnel in, and directly related to, the federal government. The prospect of a lower defense budget and fewer defense contracts, and the possibility that military facilities in Virginia will be closed or reduced, could lead to some structural changes in two of Virginia's local economies (Northern Virginia and Norfolk-Virginia Beach-Newport News) where defense and military presence have played an important role. However, the Commonwealth continues to enjoy such economic advantages as its strategic mid-Atlantic location, port facilities, the proximity of its largest local economy to Washington, D.C. and a major international airport in the northern Virginia area.

         According to the U.S. Department of Commerce, Virginians received over $140 billion in personal income in 1993, representing an increase of 83.7% over 1984 and greater than the national gain of 74.4% for the same period. In 1993, Virginia had per capita income of $21,634, the highest of the Southeast region and greater than the national average of $20,817. Virginia's per capita income rose from 94% to 104% of the national average from 1970 to 1993. However, Virginia per capita personal income in 1990 and 1992 grew at a lower rate than the U.S. average. Much of Virginia's per capita income gain in the last decade has been due to the continued strength of the federal government and manufacturing sectors.

         Virginia's economy remains relatively strong and diversified despite the current economic slowdown. Services, the largest employment sector, accounts for 27.3% of nonagricultural employment, and has increased 13% from 1989-1993, compared to 2.0% growth in total nonagricultural employment in Virginia during that same period. Manufacturing is also a significant employment sector, accounting for 13.9% of nonagricultural employment in 1993. The industries with the greatest manufacturing employment are transportation equipment, textiles, food processing, printing, electric and electronic equipment, apparel, chemicals, lumber and wood products, industrial machinery and equipment and furniture. Employment in the manufacturing sector decreased 5.8% from 1989-1993.

         Virginia generally has one of the lowest unemployment rates in the nation, according to statistics published by the U.S. Department of Labor. During 1993, an average of 5% of Virginia's citizens were unemployed as compared with the national average which was 6.8%.

         Virginia is one of twenty states with a Right-to-Work Law and has a record of good labor management relations. Its favorable business climate is reflected in the relatively small number of strikes and other work stoppages it experiences.

         Virginia is one of the least unionized of the more industrialized states. Three major reasons for this situation are the Right-to-Work Law, the importance of manufacturing industries such as textiles, apparel, electric and electronic equipment and lumber which are not highly organized in Virginia and the importance of federal civilian and military employment. Typically the percentage of nonagricultural employees who belong to unions in the Commonwealth has been approximately half the U.S. average.

Financial Condition

         The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires the Governor to ensure that expenses do not exceed total revenues anticipated plus fund balances during the period of two years and six months following the end of the General Assembly session in which the appropriations are made. An amendment to the Constitution, effective January 1, 1993, established the Revenue Stabilization Fund. The Revenue Stabilization Fund is used to offset, in part, anticipated shortfalls in revenues in years when appropriations, based on previous forecasts, exceed expected revenues in subsequent forecasts.

         Tax-supported debt of Virginia includes both general obligation debt and debt of agencies, institutions, boards and authorities for which debt service is expected to be made in whole or in part from appropriations of tax revenues. Certain bonds issued by certain authorities that are designed to be self-supporting from their individual loan programs are secured in part by a moral obligation pledge of Virginia. Virginia may fund deficiencies that may occur in debt service reserves for moral obligation debt. To date, these authorities have not requested that the Commonwealth fund reserve deficiencies for this debt. There are also several authorities and institutions of the Commonwealth that issue debt for which debt service is not paid through appropriations of state tax revenues and for which there is no moral obligation pledge to consider funding debt service or reserve fund deficiencies.

         Virginia has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue. In fiscal year 1994, revenues increased 6% from 1993 while total expenditures increased by 4.5%. Revenues exceeded expenditures by $731.2 million, an increase of 20% over fiscal year 1993. The total general fund balance increased from $331.8 million in fiscal year 1993 to $518.7 million in fiscal year 1994.

Litigation

         In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional states' exempting from state income tax the retirement benefits paid by the state or local governments and not exempting retirement benefits paid by the federal government. In Harper v. Virginia Department of Taxation (decided June 18, 1993), the United States Supreme Court held, in a suit involving claims for refunds by Federal retirees living in Virginia that Virginia state income tax statutes violated the principles of Davis v. Michigan, but remanded for further relief so long as the relief was consistent with Federal due process. In a Special Session, the Virginia General Assembly on July 9, 1994, passed emergency legislation to provide payments to federal retirees in settlement of the retirees' claims as a result of Davis v. Michigan. The total amount of authorized appropriations was $340 million payable through March 31, 1999. Although some retirees agreed to the settlement, other retirees continued the suit. On September 13, 1995, the Virginia Supreme Court decided that the retirees are entitled to full restitution with interest of all taxes paid for the years 1985-1988. The estimated potential financial impact on the Commonwealth based on its review of claims for refunds by federal pensioners (including interest payable calculated as of December 31, 1993) was approximately $707.5 million.

FLORIDA PORTFOLIO

         The following is based on information obtained from an Official Statement, dated April 11, 1995, relating to
$150,000,000 State of Florida Full Faith and Credit Department of
Transportation Right-of-Way Acquisition and Bridge Construction
Bonds, Series 1995.

Economic Climate

         As of April 1, 1993 Florida was the fourth most populous state in the nation with an estimated population of 13.6 million. The State's average annual population growth rate for the period 1983 to 1993 was approximately 2.5% while the nation's average annual growth rate for the same period was approximately 1.0%.

During this same period, Florida maintained an average growth of approximately 293,000 new residents per year.

         From 1984 through 1993 Florida's per capita income rose an average of 5.4% per year, while the national per capita income increased an average of 5.5%. The structure of Florida's income differs from that of the nation. Because Florida has a proportionally greater retiree population, property income (dividends, interest and rent) and transfer payments (social security and pension benefits) are a relatively more important source of income. Florida's employment income in 1993 represented 62% of total personal income, while the U.S. share of total personal income in the form of wages and salaries and other labor benefits was 72%. One positive aspect of this greater diversity is that transfer payments are typically less sensitive to the business cycle than employment income, and, therefore, act as stabilizing forces in weak economic periods. From 1984 through 1993, Florida's total personal income increased by 115% and per capita income by approximately 68.7%. For the U.S., total and per capita personal income increased by approximately 87.9% and 70.3%, respectively. In addition, according to data available as of April 11, 1995, property income in Florida exceeded the national average by approximately 50%. Due to the effect of low interest rates on interest earnings, property income is forecast to decline slightly as a share of income in 1995.

         From 1980 through 1993, Florida's total employment increased with each succeeding year, with a small decrease in employment occurring in 1991 and 1992. In 1992, Florida non-agricultural job creation began to recover, and increased by 3.9% in 1993 from 1992. The State is now less dependent on employment from construction and construction-related manufacturing and resource based manufacturing, which have declined as a proportion of total state employment. Trade and services, the two largest sectors account for more than half the total non-farm employment in Florida. Employment in the service sector increased by 7.2% in 1993 from 1992. Tourism is also one of Florida's most important industries. Approximately 41 million people visited the State in 1993.

         During 1993, Florida's unemployment rate was 7% and approximated the national average of 6.8%. The estimated unemployment rate for Florida for 1994 was 6.5% as compared to the U.S. average of 6.1% for the same year. A significant reason for the improvement in Florida's employment rate was the clean-up and repair effort associated with Hurricane Andrew in Dade County, Florida. The unemployment rate in Florida through the end of 1995 is forecast to drop to 6.1% for the first time since 1990.

Fiscal Matters

         In December 1992 the State legislature enacted a law whereby the projected revenue windfall will be transferred from the General Revenue Fund to a Trust Fund to defray the costs of matching funds and a wide array of expenditures related to Hurricane Andrew. The amount of the transfer will change based on revisions made by the State's Revenue Estimating Conference. The State's Revenue Estimating Conference has estimated that additional non-recurring general revenues of $159 million during fiscal year 1994-95 will be generated as a result of increased economic activity due to Hurricane Andrew.

         Florida prepares an annual budget which is formulated each year and presented to the Governor and Legislature. Under current law, the State budget as a whole, and each separate fund within the State budget, must be kept in balance from currently available revenues each State fiscal Year.

         In fiscal year 1993-1994, Florida derived approximately 66% of its total direct revenues from State taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. Florida does not currently impose an individual income tax. The greatest single source of tax receipts in Florida is the sales and use tax, accounting for 68% of general revenue funds available. For the fiscal year which ended June 30, 1994, receipts from this source were $10.013 billion, an increase of 6.9% from fiscal year 1992-93.

         For fiscal year 1993-94 general revenue funds were $13.037 billion. Based on effective general revenue fund appropriations of $12.885 billion, unencumbered reserves at the end of fiscal year 1993-94 were $152.4 million.

         In fiscal year 1994-95, the available general revenue working capital and budget stabilization funds were estimated to be $14.683 billion, a 6.1% increase from fiscal year 1993-94. This amount reflects a transfer of $159 million in non-recurring revenue due to Hurricane Andrew, which will be transferred to a hurricane relief trust fund. The $13.702 billion in estimated revenues (excluding the Hurricane Andrew impacts) represents a 6.6% increase from the analogous figures in 1993-94. With combined general revenue, working capital and budget stabilization fund appropriations at $14.310 billion, unencumbered reserves at the end of 1994-95 were estimated at $373.2 million.

         For fiscal year 1995-96 the estimated general revenue plus working capital funds available total $14.915 billion, a 1.6% increase from fiscal year 1994-95. The $14.465 billion in estimated revenues represents a 5.6% increase from the analogous figure in 1994-95.

         The Florida Constitution places limitations on the ad valorem taxation of real estate and tangible personal property for all county, municipal or school purposes, and for water management districts. Counties, school districts and municipalities are authorized by law, and special districts may be authorized by law, to levy ad valorem taxes. The State does not levy ad valorem taxes on real property or tangible personal property. These limitations do not apply to taxes levied for payment of bonds and taxes levied for periods not longer than two years when authorized by a vote of the electors. The Florida Constitution and the Florida Statutes provide for the exemption of homesteads from all taxation, except for assessments for special benefits, up to the assessed valuation of $5,000. For every person who is entitled to the foregoing exemption, the exemption is increased to a total of $25,000 of assessed valuation for taxes levied by governing bodies.



                     INVESTMENT RESTRICTIONS


         Unless specified to the contrary, and except with respect to paragraph number 1 below, which does not set forth a "fundamental" policy of the Florida Portfolio, the following restrictions apply to each Portfolio and are fundamental policies which may not be changed with respect to each Portfolio without the affirmative vote of the holders of a majority of such Portfolio's outstanding voting securities, which means with respect to any Portfolio (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of a Portfolio's assets will not constitute a violation of that restriction.

         A Portfolio:

         1. May not purchase any security which has a maturity date more than one year1 (397 days in the case of the New Jersey

_________________________

1Which maturity, pursuant to Rule 2a-7, may extend to 397 days.

and Virginia Portfolios) from the date of such Portfolio's purchase;

         2. May not invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that for purposes of this policy (a) there is no limitation with respect to investments in municipal securities (including industrial development bonds), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits, and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries. For purposes of this restriction and those set forth in restrictions 4 and 5 below, a Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer;

         3. May not invest more than 25% of its total assets in municipal securities (a) whose issuers are located in the same state, or (b) the interest upon which is paid from revenues of similar-type projects, except that subsection (a) of this restriction 3 applies only to the General Portfolio;

         4. May not invest more than 5% of its total assets in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) except that with respect to 25% of its total assets (50% in the case of the New York Portfolio, the California Portfolio, the Connecticut Portfolio, the New Jersey Portfolio, the Virginia Portfolio and the Florida Portfolio), (i) the General Portfolio may invest not more than 10% of such total assets in the securities of any one issuer and (ii) each of the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios may invest in the securities of as few as four issuers (provided that no more than 25% of the respective Portfolio's total assets are invested in the securities of any one issuer). For purposes of such 5% and 10% limitations, the issuer of the letter of credit or other guarantee backing a participation interest in a variable rate industrial development bond is deemed to be the issuer of such participation interest;2

_________________________

2
 To the extent that these restrictions are more permissive than the provisions of Rule 2a-7 as it may be amended from time to time, the Portfolio will comply with the more restrictive provisions of Rule 2a-7.

         5. May not purchase more than 10% of any class of the voting securities of any one issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

         6. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of a Portfolio's total assets. Such borrowings may be used, for example, to facilitate the orderly maturation and sale of portfolio securities during periods of abnormally heavy redemption requests, if they should occur, such borrowings may not be used to purchase investments and such Portfolio will not purchase any investment while any such borrowings exist;

         7. May not pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings, including reverse repurchase agreements, effected within the limitations set forth in restriction 6. To meet the requirements of regulations in certain states, a Portfolio, as a matter of operating policy, will limit any such pledging, hypothecating or mortgaging to 10% of its total assets, valued at market, so long as shares of such Portfolio are being sold in those states;

         8. May not make loans of money or securities except by the purchase of debt obligations in which a Portfolio may invest consistent with its investment objectives and policies and by investment in repurchase agreements;

         9. May not enter into repurchase agreements (i) not terminable within seven days if, as a result thereof, more than 10% of a Portfolio's total assets would be committed to such repurchase agreements (whether or not illiquid) or other illiquid investments,3 or (ii) with a particular vendor if immediately thereafter more than 5% of such Portfolio's assets would be committed to repurchase agreements entered into with such vendor; or

         10. May not (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts; (d)
_________________________

3As a matter of operating policy, each Portfolio will limit its investment in illiquid securities to 10% of its net assets.

purchase any restricted securities or securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts (except for standby commitments as described in the Prospectus and above), calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of a Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuer if those officers and trustees of the Fund and officers and directors of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.



                           MANAGEMENT


Trustees and Officers

         The Trustees and principal officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, N.Y. 10105. Those Trustees whose names are preceded by an asterisk are "interested persons" of the Trust as defined under the Act. Each Trustee and officer is also a director, trustee or officer of other registered investment companies sponsored by the Adviser.


Trustees

         DAVE H. WILLIAMS4 , 64, Chairman, is Chairman of the
Board of Directors of Alliance Capital Management Corporation
("ACMC")5 , sole general partner of the Adviser with which he has been associated since prior to 1991.

         JOHN D. CARIFA*, 51, is the President, Chief Operating
Officer, and a Director of ACMC with which he has been associated since prior to 1991.
_________________________

4An "interested person" of the Fund as defined in the Act. 5For purposes of this Statement of Additional Information,
 ACMC refers to Alliance Capital Management Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

         SAM Y. CROSS, 69, was, since prior to December 1991, Executive Vice President of The Federal Reserve Bank of New York and manager for foreign operations for The Federal Reserve System. He is also a director of Fuji Bank and Trust Co. His address is 200 East 66th Street, New York, New York 10021.

         CHARLES H. P. DUELL, 58, is President of Middleton Place Foundation with which he has been associated since prior to 1991. He is also a Director of GRC International, Inc., a Trustee Emeritus of the National Trust for Historic Preservation and serves on the Board of Architectural Review, City of Charleston. His address is Middleton Place Foundation, Ashley River Road, Charleston, South Carolina 29414.

         WILLIAM H. FOULK, JR., 64, is an independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1991. His address is 2 Hekma Road, Greenwich, CT 06831.

         ELIZABETH J. McCORMACK, 74, is an Associate of Rockefeller Family and Associates (philanthropic organization) and has been since prior to 1991. She is a Director of Philip Morris, Inc., Champion International Corporation and The American Savings Bank. She is a Trustee of Hamilton College, and a Member of the Board of Overseers Managers of Swarthmore College and the Memorial Sloan-Kettering Cancer Center. Her address is 30 Rockefeller Plaza, New York, New York 10112.

         DAVID K. STORRS, 52, is an independent consultant. He was formerly President of The Common Fund (investment management for educational institutions) with which he had been associated since prior to 1991. His address is 65 South Gate Lane,
Southport, Connecticut 06490.

         SHELBY WHITE, 58, is an author and financial journalist.
Her address is One Sutton Place South, New York, New York 10022.



Officers

         RONALD M. WHITEHILL - President, 58, is a Senior Vice
President of ACMC and President of Alliance Cash Management
Services with which he has been associated since 1993.
Previously, he was Senior Vice President and Managing Director of
Reserve Fund since prior to 1991.

         JOHN R. BONCZEK - Senior Vice President, 36, is a Vice
President of ACMC with which he has been associated since prior to 1991.

         KATHLEEN A. CORBET - Senior Vice President, 36, has been a Senior Vice President of ACMC since July 1993. Previously, she held various responsibilities as head of Equitable Capital Management Corporation's Fixed Income Management Department, Private Placement Secondary Trading and Fund Management since prior to 1991.

         ROBERT I. KURZWEIL - Senior Vice President, 45, has been a Vice President of ACMC since May 1994. Previously, he was Vice President of Sales and Business Development for Automatic Data Processing with which he had been associated since prior to 1991.

         WAYNE D. LYSKI - Senior Vice President, 55, is an
Executive Vice President of ACMC with which he has been associated since prior to 1991.

         PATRICIA NETTER - Senior Vice President, 45, is a Vice
President of ACMC with which she has been associated since prior to 1991.

         RONALD R. VALEGGIA - Senior Vice President, 49, is a
Senior Vice President of ACMC with which he has been associated since prior to 1991.

         DREW BIEGEL - Vice President, 45, is a Vice President of
ACMC which he has been associated with since prior to 1991.

         JOHN F. CHIODI, Jr. - Vice President, 30, is a Vice
President of ACMC with which he has been associated since prior to 1991.

         DORIS T. CILIBERTI - Vice President, 32, is an Assistant
Vice President of ACMC with which she has been associated since prior to 1991.

         WILLIAM J. FAGAN - Vice President, 34, is an Assistant
Vice President of ACMC with which he has been associated since prior to 1991.

         JOSEPH R. LASPINA - Vice President, 36, is an Assistant
Vice President of ACMC with which he has been associated since prior to 1991.

         LINDA D. NEIL - Vice President, 36, is an Assistant Vice
President of ACMC with which she has been associated since August
1993.  Previously, she was an Associate Director of The Reserve
Fund since prior to 1991.

         RAYMOND J. PAPERA - Vice President, 40, is a Vice
President of ACMC with which he has been associated since prior to 1991.

         PAMELA F. RICHARDSON - Vice President, 43, is a Vice
President of ACMC with which she has been associated since prior to 1991.

         EDMUND P. BERGAN, Jr. - Secretary, 46, is a Senior Vice
President and General Counsel of Alliance Fund Distributors, Inc.
("AFD") with which he has been associated since prior to 1991.

         MARK D. GERSTEN - Treasurer and Chief Financial Officer,
46, is a Senior Vice President of Alliance Fund Services, Inc.
("AFS") and AFD with which he has been associated since prior to 1991.

         JOSEPH J. MANTINEO - Controller, 37, is a Vice President of AFS with which he has been associated since prior to 1991.


         As of October 16, 1996, the Trustees and officers as a group owned less than 1% of the shares of each Portfolio.


         The Fund does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended June 30, 1996, the aggregate compensation paid to each of the Trustees during calendar year 1995 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of funds in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                                Total Number
                                                of Funds in
                                                the Alliance
                                 Total          Complex,
                                 Compensation   Including the
                                 From the       Fund, as to
                   Aggregate     Alliance Fund  which the
                   Compensation  Complex,       Trustee is a
Name of Director   from the      Including the  Director or
of the Fund        Fund          Fund           Trustee

Dave H. Williams        $ -0-       $   -0-            6
John D. Carifa          $ -0-       $   -0-           50
Sam Y. Cross            $5,035      $  14,250          3
Charles H.P. Duell      $5,035      $  15,000          3
William H. Foulk, Jr.   $6,929      $ 143,500         31
Elizabeth J. McCormack  $4,405      $  12,000          3
David K. Storrs         $5,035      $  12,000          3
Shelby White            $5,035      $  13,500          3



The Adviser

         Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Board of Directors.


         The Adviser is a leading international investment manager supervising client accounts with assets as of June 30, 1996 of more than $168 billion (of which more than $55 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds and included as of June 30, 1996, 33 of the FORTUNE 100 companies. As of that date, the Adviser and its subsidiaries employed approximately 1,450 employees who operated out of domestic offices and the offices of subsidiaries in Bombay, Istanbul, London, Paris, Sao Paulo, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The 51 registered investment companies comprising more than 100 separate investment portfolios managed by the Adviser currently have more than two million shareholders.

         Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA, a French insurance holding company. As of June 30, 1996, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"). As of June 30, 1996, approximately 33% and 10% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including employees of the Adviser who serve as Trustees of the Fund


         As of March 1, 1996, AXA and its subsidiaries owned approximately 63.9% of the issued and outstanding shares of capital stock of ECI. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities in France, the United States, Australia, the United Kingdom, Canada and other countries, principally in the Asia Pacific area. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities in the United States, Europe and the Asia Pacific area. Based on information provided by AXA, as of March 1, 1996, 42.1% of the issued ordinary shares (representing 53.4% of the voting power) of AXA were owned by Midi Participations, a French holding company ("Midi"). The shares of Midi were, in turn, owned 61.4% (representing 62.5% of the voting power) by Finaxa, a French holding company, and 38.6% (representing 37.5% of the voting power) by subsidiaries of Assicurazioni Generali S.p.A., an Italian corporation (one of which, Belgica Insurance Holding S.A., a Belgian corporation, owned 30.8%, representing 33.1% of the voting power). As of March 1, 1996, 61.1% of the voting shares (representing 73.4% of the voting power) of Finaxa were owned by five French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.7% of the voting shares representing 40.4% of the voting power), and 25.5% of the voting shares of Finaxa (representing 16% of the voting power) were owned by Banque Paribas, a French bank. Including the ordinary shares owned by Midi, as of March 1, 1996, the Mutuelles AXA directly or indirectly owned 51% of the issued ordinary shares

(representing 64.7% of the voting power) of AXA. Acting as a group, the Mutuelles AXA control AXA, Midi and Finaxa.


         Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for each Portfolio of the Fund and pays all compensation of Trustees of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund, without charge, with management supervision and assistance and office facilities. Under the Advisory Agreement, each of the Portfolios pays an advisory fee at the annual rate of .50 of 1% up to $1.25 billion of the average daily value of its net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, .46 of 1% of the next $1 billion of such assets and
 .45 of 1% of the average daily net assets of the respective Portfolio in excess of $3 billion. The fee is accrued daily and paid monthly. The Adviser will reimburse a Portfolio to the extent that its net expenses (excluding taxes, brokerage, interest and extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year.


         For the fiscal years ended June 30, 1994 and 1995, the Adviser received from the General Portfolio, an advisory fee of $5,716,406 and $5,696,283, respectively. For the fiscal year ended June 30, 1996, the Adviser received from the General Portfolio an advisory fee of $6,072,814 net of voluntary expense reimbursements for expenses exceeding .95 of 1% of its average daily net assets.


         For the fiscal year ended June 30, 1994, the Adviser received from the New York Portfolio an advisory fee of $478,247 net of voluntary expense reimbursements for the period July 1, 1993 to October 31, 1993 for expenses exceeding .80 of 1% of the average daily net assets and for the period November 1, 1993 to June 30, 1994 for expenses exceeding .85 of 1% of the average daily net assets. For the fiscal year ended June 30, 1995, the Adviser received from the New York Portfolio an advisory fee of $699,193 net of voluntary expense reimbursements for expenses exceeding .85 of 1% of the average daily net assets. For the fiscal year ended June 30, 1996, the Adviser received from the New York Portfolio an advisory fee of $1,172,532 net of voluntary expense reimbursements for expenses exceeding .85 of 1% of the average daily net assets.

         For the fiscal years ended June 30, 1994, 1995 and 1996, the Adviser received from the California Portfolio an advisory fee of $888,473, $1,128,198 and $1,419,915, respectively.


         For the fiscal year ended June 30, 1994, the Adviser received from the Connecticut Portfolio an advisory fee of $95,528 net of voluntary expense reimbursements for the period July 1, 1993 to October 31, 1993 for expenses exceeding .70 of 1% of its average daily net assets and for the period November 1, 1993 to June 30, 1994 for expenses exceeding .80 of 1% of its average daily net assets. For the fiscal year ended June 30, 1995, the Adviser received from the Connecticut Portfolio an advisory fee of $126,013 net of voluntary expense reimbursements for expenses exceeding .80 of 1% of its average daily net assets. For the fiscal year ended June 30, 1996, the Adviser received from the Connecticut Portfolio an advisory fee of $209,039 net of voluntary expense reimbursements for expenses exceeding .80 of 1% of its average daily net assets.


         For the period February 7, 1994 (commencement of operations) to June 30, 1994 the Adviser received no advisory fee from the New Jersey Portfolio net of voluntary expense reimbursements, for expenses exceeding .70 of 1% of its average daily net assets. For the fiscal year ended June 30, 1995, the Adviser received from the New Jersey Portfolio an advisory fee of $30,390 net of voluntary expense reimbursements for expenses exceeding .70 of 1% of its average daily net assets for the period July 1, 1994 to February 28, 1995 and from March 1, 1995 to June 30, 1995 for expenses exceeding .80 of 1% of its average daily net assets. For the fiscal year ended June 30, 1996, the Adviser received from the New Jersey Portfolio an advisory fee of $206,856 net of voluntary expense reimbursements for expenses exceeding .80 of 1% of its average daily net assets for the period July 1, 1995 to March 3,1996 and from March 4, 1996 to June 30, 1996 for expenses exceeding .85 of 1% of its average daily net assets.


         For the period October 25, 1994 (commencement of operations) to June 30, 1995 the Adviser received no advisory fee from the Virginia Portfolio net of voluntary expense reimbursements for the period October 25, 1994 for all expenses, for the period October 26, 1994 to May 8, 1995 for expenses exceeding .40 of 1% of the average daily net assets, for the period May 9, 1995 to May 31, 1995 for expenses exceeding .50 of 1% of the average daily net assets and for the period June 1, 1995 to June 30, 1995 for expenses exceeding .60 of 1% of the average daily net assets. For the fiscal year ended June 30, 1996, the Adviser received from the Virginia Portfolio an advisory fee of $187,282 net of voluntary expense reimbursements for the period July 1, 1995 to July 9, 1995 for expenses exceeding .60 of 1% of the average daily net assets, for the period July 10, 1995 to September 17, 1995 for expenses exceeding
 .70 of 1% of the average daily net assets and for the period September 18, 1995 to June 30, 1996 for expenses exceeding .80 of 1% of the average daily net assets.


         For the period July 28, 1995 (commencement of operations) to June 30, 1996, the Adviser received no advisory fee from the Florida Portfolio net of voluntary expense reimbursements for the period July 28, 1995 to September 10, 1995 for all expenses, for the period September 11, 1995 to October 22, 1995 for expenses exceeding .20 of 1% of the average daily net assets, for the period October 23, 1995 to January 2, 1996 for expenses exceeding .40 of 1% of the average daily net assets, for the period January 3, 1996 to March 3, 1996 for expenses exceeding .60 of 1% of the average daily net assets and for the period March 4, 1996 to June 30, 1996 for expenses exceeding .65 of 1% of the average daily net assets.


         In accordance with the Distribution Services Agreement described below, the Fund may pay a portion of advertising and promotional expenses in connection with the sale of shares of the Fund. The Fund also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registration and filing with the Securities and Exchange Commission and with state regulatory authorities. The Fund pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, accounting, administrative and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of the Fund's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates; if so done, the services are provided to the Fund at cost and the payments therefore must be specifically approved in advance by the Fund's Trustees. In respect of the Adviser's services to the Portfolios for the fiscal years ended June 30, 1994, 1995 and 1996, the Adviser received $104,500, $112,500 and
$109,000 respectively, from the General Portfolio; $83,800, $93,400 and $95,000 respectively, from the New York Portfolio; $84,500, $94,100 and $95,500 respectively, from the California Portfolio; $82,800, $91,700 and $92,500 respectively, from the Connecticut Portfolio; and $51,917 from the New Jersey Portfolio for the period February 7, 1994 (commencement of operations) to June 30, 1994 and for the fiscal years ended June 30, 1995 and 1996, $91,500 and $92,500, respectively. For the fiscal period October 25, 1994 (commencement of operations) to June 30, 1995, the Adviser received $47,000 from the Virginia Portfolio. For the fiscal year ended June 30, 1996, the Adviser received $92,500 from the Virginia Portfolio. For the period July 28, 1995 (commencement of operations) to June 30, 1996, the Adviser received $46,000 from the Florida Portfolio.


         The Fund has made arrangements with certain broker-dealers whose customers are Fund shareholders pursuant to which the broker-dealers perform shareholder servicing functions, such as opening new shareholder accounts, processing purchase and redemption transactions, and responding to inquiries regarding the Fund's current yield and the status of shareholder accounts. The Fund pays for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses the broker-dealers at cost for personnel expenses involved in providing the services. All such reimbursements must be approved in advance by the Fund's Trustees. For the fiscal years ended June 30, 1994, 1995 and 1996, broker-dealers were reimbursed $540,747, $360,255 and $462,107, respectively, by the General Portfolio; $77,807, $33,165 and $84,873, respectively, by the New York Portfolio; $43,047, $83,891 and $94,952, respectively, by the California Portfolio; $26,041, $21,142 and $31,442, respectively, by the Connecticut Portfolio; for the period February 7, 1994 (commencement of operations) to June 30, 1994, $847 from the New Jersey Portfolio and for the fiscal years ended June 30, 1995 and 1996, $4,864 and $10,091, respectively, from the New Jersey Portfolio; for the period October 25, 1994 (commencement of operations) to June 30, 1995 $26,560 from the Virginia Portfolio and for the fiscal year ended June 30, 1996, $65,803 from the Virginia Portfolio; and for the period July 28, 1995 (commencement of operations) to June 30, 1996, $52,469 from the Florida Portfolio.


         The Advisory Agreement became effective on July 22, 1992. Continuance of the Advisory Agreement until June 30, 1997 was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 3, 1996.


         The Advisory Agreement remains in effect from year to year provided that such continuance is specifically approved at least annually by a vote of a majority of the outstanding shares of the Fund or by the Fund's Trustees, including in either case approval by a majority of the Trustees who are not parties to the Agreement, or interested persons as defined in the Act. The Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by a vote of the outstanding voting securities of the Fund; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

Distribution Services Agreement

         Rule 12b-1 adopted by the Securities and Exchange Commission under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement") which includes a plan adopted pursuant to Rule 12b-1 (the "Plan"). Pursuant to the Plan, the Fund pays to the Adviser a Rule 12b-1 distribution services fee, which may not exceed an annual rate of .25 of 1% of the Fund's aggregate average daily net assets. In addition, under the Agreement the Adviser makes payments for distribution assistance and for administrative and accounting services from its own resources which may include the management fee paid by the Fund. The Agreement became effective on May 1, 1985.

         Payments under the Agreement are used in their entirety for (i) payments to broker-dealers and other financial intermediaries, including Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser, for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. In approving the Agreement, the Trustees determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders.

         During the fiscal year ended June 30, 1996, the General Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $3,038,881 which constituted .25 of 1% of such Portfolio's average daily net assets during the year, and the Adviser made payments from its own resources as described above aggregating $3,227,246. Of the $6,266,127 paid by the General Portfolio and the Adviser under the Agreement, $93,000 was spent on the printing and mailing of prospectuses for persons other than current shareholders and $6,173,127 for compensation to dealers.


         During the fiscal year ended June 30, 1996 the New York Portfolio made payments to the Adviser for expenditures under the Agreement in amounts aggregating $416,340 which constituted .15 of 1% of such Portfolio's average daily net assets during the year, and the Adviser made payments from its own resources as described above aggregating $971,136. Of the $1,387,476 paid by the New York Portfolio and the Adviser under the Agreement, $24,000 was spent on the printing and mailing of prospectuses for persons other than current shareholders and $1,363,476 for compensation to dealers.


         During the fiscal year ended June 30, 1996 the California Portfolio mad payments to the Adviser for expenditure under the Agreement in amounts aggregating $681,560 which constituted .24 of 1% of such Portfolio's average daily net assets during the year, and the Adviser made payments from its own resources as described above aggregating $741,187. Of the $1,422,747 paid by the California Portfolio and the Adviser under the Agreement, $24,000 was spent on the printing and mailing of prospectuses for persons other than current shareholders and $1,398,747 for compensation to dealers.


         During the fiscal year ended June 30, 1996, the Connecticut Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $127,586 which constituted .15 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $305,601. Of the $433,187 paid by the Connecticut Portfolio and the Adviser under the Agreement, $3,000 was spent on printing and mailing of prospectuses for persons other than current shareholders and $430,187 for compensation of dealers.


         During the fiscal year ended June 30, 1996, the New Jersey Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $135,364 which constituted .15 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $366,031. Of the $501,395 paid by the New Jersey Portfolio and the Adviser under the Agreement, $13,000 was spent on printing and mailing of prospectuses for persons other than current shareholders and $488,395 for compensation of dealers.


         During the fiscal year ended June 30, 1996, the Virginia Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $125,360 which constituted
 .15 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $281,704. Of the $407,064 paid by the Virginia Portfolio and the Adviser under the Agreement, $11,000 was spent on printing and mailing of prospectuses for persons other than current shareholders and $396,064 for compensation of dealers.


         For the period July 28, 1995 (commencement of operations) to June 30, 1996 the Florida Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $86,511 which constituted .15 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $278,413. Of the $364,924 paid by the Florida Portfolio and the Adviser under the Agreement, $45,000 was spent on printing and mailing of prospectuses for persons other than current shareholders and $319,924 for compensation of dealers.


         The administrative and accounting services provided by broker-dealers, depository institutions and other financial institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmations of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Fund. The State of Texas requires that shares of the Fund may be sold in that state only by dealers or other financial institutions that are registered there as broker-dealers. As interpreted by courts and administrative agencies, certain laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the administrative and accounting services described above. The Trustees will consider appropriate modifications to the Fund's operations, including discontinuance of payments under the Agreement to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.

         The Treasurer of the Fund reports the amounts expended under the Agreement and the purposes for which such expenditures were made to the Trustees on a quarterly basis. Also, the Agreement provides that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office.

         The Agreement became effective on July 22, 1992. Continuance of the Agreement until June 30, 1997 was approved by the vote, cast in person by all the Trustees of the Fund who neither were interested persons of the Fund nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 3, 1996. The Agreement may be continued annually thereafter if approved by a majority vote of the Trustees who neither are interested persons of the Fund nor have any direct or indirect financial interest in the Agreement or in any related agreement, cast in person at a meeting called for that purpose.


         All material amendments to the Agreement must be approved by a vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for that purpose, and the Agreement may not be amended in order to increase materially the costs which the Fund may bear pursuant to the Agreement without the approval of a majority of the outstanding shares of the Fund. The Agreement may also be terminated at any time by a majority vote of the disinterested Trustees, or by a majority of the outstanding shares of the Fund or by the Adviser. Any agreement with a qualifying broker-dealer or other financial intermediary may be terminated without penalty on not more than 60 days' written notice by a vote of the majority of non-party Trustees, by a vote of a majority of the outstanding shares of the Fund, or by the Adviser and will terminate automatically in the event of its assignment.

         The Agreement is in compliance with rules of the National Association of Securities Dealers, Inc. (the "NASD") which became effective July 7, 1993 and which limit the annual asset-based sales charges and service fees that a mutual fund may impose to .75% and .25%, respectively, of average annual net assets.



                PURCHASE AND REDEMPTION OF SHARES


         The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         Accounts Not Maintained Through Financial Intermediaries

Opening Accounts New Investments

         A. When Funds are Sent by Wire (the wire method permits immediate credit)

              1)   Telephone the Fund toll-free at (800)
                   824-1916. The Fund will ask for the name of the account as you wish it to be registered, address of the account, and taxpayer identification number (social security number for an individual). The Fund will then provide you with an account number.

              2)   Instruct your bank to wire Federal funds
                   (minimum $1,000) exactly as follows:

                   ABA 0110 00028
                   State Street Bank and Trust Company
                   Boston, MA  02101
                   Alliance Municipal Trust
                   DDA  9903-279-9

              Your account name as registered with the Fund
              Your account number as registered with the Fund

              3)   Mail a completed Application Form to:

                   Alliance Fund Services, Inc.
                   P.O. Box 1520
                   Secaucus, New Jersey  07096-1520

         B.   When Funds are Sent by Check

              1)   Fill out an Application Form.

              2) Mail the completed Application Form along with your check or negotiable bank draft (minimum
                   $1,000), payable to "Alliance Municipal
                   Trust," to Alliance Fund Services, Inc. as in
                   A(3) above.

Subsequent Investments

         A.   Investments by Wire (to obtain immediate credit)

         Instruct your bank to wire Federal funds (minimum $100) to State Street Bank and Trust Company ("State Street Bank") as in A(2) above.

         B.   Investments by Check

         Mail your check or negotiable bank draft (minimum $100), payable to "Alliance Municipal Trust," to Alliance Fund Services,
Inc. as in A(3) above.

         Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

Investments Made by Check

         Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and, thus, is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

         PROCEEDS FROM ANY SUBSEQUENT REDEMPTION BY YOU OF FUND SHARES THAT WERE PURCHASED BY CHECK OR ELECTRONIC FUNDS TRANSFER WILL NOT BE FORWARDED TO YOU UNTIL THE FUND IS REASONABLY ASSURED THAT YOUR CHECK OR ELECTRONIC FUNDS TRANSFER HAS CLEARED, UP TO FIFTEEN DAYS FOLLOWING THE PURCHASE DATE. If the redemption request during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

Redemptions

         A.   By Telephone

         You may withdraw any amount from your account on any Fund business day (i.e., any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) between 9:00 a.m. and 5:00 p.m. (New York time) via orders given to Alliance Fund Services, Inc. by telephone toll-free (800) 824-1916. Such redemption orders must include your account name as registered with the Fund and the account number.

         If your telephone redemption order is received by Alliance Fund Services, Inc. prior to 12:00 Noon (New York time), we will send the proceeds in Federal funds by wire to your designated bank account that day. The minimum amount for a wire is $1,000. If your telephone redemption order is received by Alliance Fund Services, Inc. after 12:00 Noon and before 4:00 p.m., we will wire the proceeds the next business day. You also may request that proceeds be sent by check to your designated bank. Redemptions are made without any charge to you.

         During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this statement of additional information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

         B.   By Check-Writing

         With this service, you may write checks made payable to any payee in any amount of $100 or more. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is with the Application Form. If you wish to establish this check-writing service subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the check-writing service, except that State Street Bank will impose its normal charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order.

The check-writing service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

         C.   By Mail

         You may withdraw any amount from your account at any time by mail. Written orders for withdrawal, accompanied by duly endorsed certificates, if issued, should be mailed to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey

07096-1520. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption, and accompanying certificates, if any, must be signed by all owners of the account with the signatures guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.



                     ADDITIONAL INFORMATION



         Automatic Investment Program. A shareholder may purchase shares of the Fund through an automatic investment program through a bank that is a member of the National Automated Clearing House Association. Purchases can be made on a Fund business day each month designated by the shareholder. Shareholders wishing to establish an automatic investment program should write or telephone the Fund or AFS at (800) 221-5672.

         Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank and Trust Company ("State Street Bank"). Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. For example, the Fund's Distributor accepts purchase orders from its customers up to 2:15 p.m. (New York time) for issuance at the 4:00 p.m. transaction time and price.
A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

         Orders for the purchase of Fund shares become effective at the next transaction time after Federal funds or bank wire monies become available to State Street Bank for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

         All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value.
To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal; namely, the telephone, telegraph, check-writing or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

         Arrangements for Telephone Redemptions. If you wish to use the telephone redemption procedure, indicate this on your Application Form and designate a bank and account number to receive the proceeds of your withdrawals. If you decide later that you wish to use this procedure, or to change instructions already given, send a written notice to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520, with your signature guaranteed by an institution which is an eligible guarantor. For joint accounts, all owners must sign and have their signatures guaranteed.

         Retirement Plans. The Fund's objectives of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives may make it a suitable investment vehicle for part or all of the assets held in various tax-deferred retirement plans. The Fund has available forms of individual retirement account (IRA), simplified employee pension plans (SEP), 403(b)(7) plans and employer-sponsored retirement plans (Keogh or HR10 Plan). Certain services described in this prospectus may not be available to retirement accounts and plans. Persons desiring information concerning these plans should write or telephone the Fund or AFS at (800) 221-5672.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, is the custodian under these plans. The custodian charges a nominal account establishment fee and a nominal annual maintenance fee. A portion of such fees is remitted to AFS to compensate that organization for services rendered to retirement plan accounts maintained with the Fund.

         Periodic Distribution Plans. Without affecting your right to use any of the methods of redemption described above, by checking the appropriate boxes on the Application Form, you may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan you receive monthly payments of all the income earned in your Fund account, with payments forwarded by check or electronically via the Automated Clearing House ("ACH") network shortly after the close of the month. Under the Systematic Withdrawal Plan, you may request payments by check or electronically via the ACH network in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, you can order, via a signature-guaranteed letter to the Fund, such periodic payments to be sent to another person. Shareholders wishing either of the above plans electronically through the ACH network should write or telephone the Fund or AFS at (800) 221-5672.

         The Fund has the right to close out an account if it has a zero balance on December 31 and no account activity for the first six months of the subsequent year. Therefore, unless this has occurred, a shareholder with a zero balance, when reinvesting, should continue to use his account number. Otherwise, the account should be re-opened pursuant to procedures described above or through instructions given to a financial intermediary.

         A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday exclusive of New Year's Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday in Massachusetts, neither purchases nor wired redemptions can become effective because Federal funds cannot be received or sent by State Street Bank.
On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Securities and Exchange Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and the income earned.

       DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE



         All net income of each Portfolio is determined after the close of each business day, currently 4:00 p.m. New York time (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record of that Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

         A Portfolio's net income consists of all accrued interest income on Portfolio assets less expenses allocable to that Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses are reflected in a Portfolio's net asset value and are not included in net income. Net asset value per share of each Portfolio is expected to remain constant at $1.00 since all net income of each Portfolio is declared as a dividend each time net income is determined and net realized gains and losses are expected to be relatively small.

         The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

         The Fund utilizes the amortized cost method of valuation of portfolio securities in accordance with the provisions of Rule 2a-7 under the Act. Pursuant to such rule, each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases instruments which, at the time of investment, have remaining maturities of no more than one year (which maturities may extend to 397 days), and invests only in securities of high quality. Under Rule 2a-7, the Fund treats a municipal security which has a variable or floating rate of interest as having a maturity equal to the longer of either the period, if any, remaining until the interest rate is next scheduled to be readjusted or the period remaining until the principal amount can be recovered by exercising the security's


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

demand feature. The Fund maintains procedures designed to stabilize, to the extent reasonably possible, the price per share of each Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees at such intervals as they deem appropriate to determine whether and to what extent the net asset value of each Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. If such deviation as to any Portfolio exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, should be initiated. In the event the Trustees determine that such a deviation may result in material dilution or other unfair results to new investors or existing shareholders, they will consider corrective action which might include (1) selling instruments held by the affected Portfolio prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; (2) withholding dividends of net income on shares of that Portfolio; or (3) establishing a net asset value per share of that Portfolio by using available market quotations or equivalents.

         The net asset value of the shares of each Portfolio is determined each business day (and on such other days as the Trustees deem necessary) at 12:00 Noon and 4:00 p.m. New York time. The net asset value per share of a Portfolio is calculated by taking the sum of the value of that Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.



                              TAXES



Federal Income Tax Considerations

         Each of the Fund's Portfolios has qualified for each fiscal year to date and intends to qualify in each future year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since each Portfolio of the Fund distributes all of its net income and capital gains, each Portfolio should thereby avoid all Federal income and excise taxes.

         For shareholders' Federal income tax purposes, distributions to shareholders out of tax-exempt interest income


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

earned by each Portfolio of the Fund generally are not subject to Federal income tax. See, however, "Alternative Minimum Tax" above.

         Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since each Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations.
Long-term capital gains, if any, distributed by the Fund to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he may have held his shares. Distributions of short and long-term capital gains, if any, are normally made once each year near calendar year-end, although such distributions may be made more frequently if necessary in order to maintain the Fund's net asset value at $1.00 per share.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund is not deductible for Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed funds are used for purchasing or carrying particular assets, shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Further, persons who are "substantial users" (or related persons) of facilities financed by private activity bonds (within the meaning of Section 147(a) of the Code) should consult their tax advisers before purchasing shares of any Portfolio.

         Substantially all of the dividends paid by each Portfolio are anticipated to be exempt from Federal income taxes. Shortly after the close of each calendar year, a notice is sent to each shareholder advising him of the total dividends paid into his account for the year and the portion of such total that is exempt from Federal income taxes. This portion is determined by the ratio of the tax-exempt income to total income for the entire year and, thus, is an annual average rather than a day-by-day determination for each shareholder.

State Income Tax Considerations

General Portfolio. Shareholders of the General Portfolio may be subject to state and local taxes on distributions from the General Portfolio, including distributions which are exempt from Federal income taxes. Each investor should consult his own tax adviser to determine the tax status of distributions from the General Portfolio in his particular state and locality.




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

New York Portfolio. Shareholders of the New York Portfolio who are individual residents of New York are not subject to the New York State or New York City personal income taxes on distributions from the New York Portfolio which are designated as derived from municipal securities issued by the State of New York or its political subdivisions. Distributions from the New York Portfolio are, however, subject to the New York Corporate Franchise Tax payable by corporate shareholders.

California Portfolio. Shareholders of the California Portfolio who are individual residents of California are not subject to the California personal income tax on distributions from the California Portfolio which are designated as derived from municipal securities issued by the State of California or its political subdivisions. Distributions from the California Portfolio are, however, subject to the California Corporate Franchise Tax payable by corporate shareholders.

Connecticut Portfolio. Shareholders of the Connecticut Portfolio who are individual residents of Connecticut are not subject to Connecticut personal income taxes on distributions from the Connecticut Portfolio which are designated as derived from municipal securities issued by the State of Connecticut or its political subdivisions.

New Jersey Portfolio. Shareholders of the Portfolio who are individual residents of New Jersey are not subject to the New Jersey personal income tax on distributions from the Portfolio which are designated as derived from municipal securities issued by the State of New Jersey or its political subdivisions. Distributions from the Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders.

Virginia Portfolio. Shareholders of the Virginia Portfolio who are individual residents of Virginia are not subject to the Virginia personal income tax on distributions from the Portfolio which are designated as derived from municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

Florida Portfolio. Dividends paid by the Portfolio to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposed an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government Securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that the Portfolio's shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Portfolio must, among other things, have its entire


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

portfolio invested in U.S. Government Securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by the Portfolio to corporate shareholders will be subject to Florida corporate income tax.



                       GENERAL INFORMATION



         Portfolio Transactions. Subject to the general supervision of the Trustees of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

         The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. Portfolio securities will not be purchased from or sold to the Adviser's affiliate, Donaldson, Lufkin & Jenrette, Inc., or any subsidiary or affiliate of the parent. During the fiscal years ended June 30, 1994, 1995 and 1996, the Fund paid no brokerage commissions.

         Capitalization. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval.

Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class would be governed by the Investment Company Act of 1940 and the law of the Commonwealth of Massachusetts. Shares of each Portfolio are normally entitled to one vote for all purposes. Generally, shares of all Portfolios vote as a single series for the election of Trustees and on any other matter affecting all Portfolios in substantially the same manner. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each Portfolio vote as separate classes. Certain procedures for the removal by shareholders of trustees of investment trusts, such as the Fund, are set forth in Section 16(c) of the Act.

         At October 16, 1996, there were 2,306,841,898 shares of beneficial interest of the Fund outstanding. Of this amount 1,202,753,511 were for the General Portfolio;358,126,577 were for the New York Portfolio; 351,271,233 were for the California Portfolio; 94,600,382 were for the Connecticut Portfolio; 105,694,299 were for the New Jersey Portfolio; 97,200,249 were for the Virginia Portfolio; and 97,195,647 were for the Florida Portfolio. To the knowledge of the Fund the following persons owned of record and no person owned beneficially, 5% or more of the outstanding shares of the Portfolio as of October 16, 1996:


























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


                                   No. of            % of
Name and Address                   Shares            Class

General Portfolio:
Robert W. Baird & Co, as Agent,    179,664,679.4400  14.94%
Omnibus A/C for Exclusive
  Benefit of Customers
First Wisconsin Building
777 East Wisconsin Avenue
Milwaukee, WI  53202-5302

Ragen Mackenzie Incorporated       78,447,213.1000   6.52%
as Agent OmniBUS A/C FOR
Exclusive Benefit of Customers
999 3rd Ave. Suite 4300
Seattle, WA 98104-4001

New York Portfolio:
Aspire Partners L.P.               26,043,007.7300   7.27%
c/o Global Directmail Corp.
Attn Richard Leeds
22 Harbor Park Drive
Port Washington, NY  11050-4650

US Clearing Corp./Omnibus Acct.    23,962,581.5000   6.69%
f/b/o Customers
26 Broadway, 12th Floor
New York, N.Y. 10004-1801

California Portfolio:
Stone & Youngberg as Agent         48,386,688.5400   13.77%
Omnibus A/C for Exclusive
Benefit of Customers
50 California St. 35th Floor
San Francisco, CA 94111-4624

US Clearing Corp./Omnibus Acct.    19,532,388.5700   5.56%
f/b/o Customers
26 Broadway, 12th Floor
New York, N.Y.  10004-1801

Connecticut Portfolio:
Eugene B. Shanks                   5,108,330.4500    5.40%
30 Hope Farm Road
Greenwich CT  06830-3331

US Clearing Corp./Omnibus Acct.    13,410,006.4500   14.18%
f/b/o Customers
26 Broadway 12th Floor
New York, NY  10004-1801

New Jersey Portfolio:
US Clearing Corp./Omnibus Acct.    8,792,384.2000    8.32%
f/b/o Customers
26 Broadway 12th, Floor
New York, N.Y.  10004-1801

Leon M. Pollack                    6,949,097.1600    6.57%
Long Hill Rd.
New Vernon, NJ  07976

Virginia Portfolio:
Scott and Stringfellow             22,911,693.7800   23.57%
Inv. Corp., as Agent,
Omnibus A/C for Exclusive
Benefit of Customers
P.O. Box 1575
Richmond, VA  23218-1575

Davenport & Co. of Virginia Inc.   62,639,395.0200   64.44%
as Agent Ominbus A/C for Exclusive
Benefit of Customers
One James Center
901 E. Cary Street
Richmond, VA  23219-4057

Florida Portfolio:
US Clearing Corp./Omnibus Acct.    42,233,363.6700   43.45%
f/b/o Customers
26 Broadway, 12th Floor
New York, NY  10004-1801

Robert W. Baird & Co, as Agent,    29,326,578.7700   30.17%
Omnibus A/C for Exclusive
  Benefit of Customers
First Wisconsin Building
777 East Wisconsin Avenue
Milwaukee, WI  53202-5302

         Shareholder Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or officers of the Fund. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of the Adviser, such risk is not material.

         Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel, New York, New
York, counsel for the Fund and the Adviser. Seward & Kissel has relied upon the opinion of Sullivan & Worcester, Boston, Massachusetts, for matters relating to Massachusetts law.

         Accountants. An opinion relating to each Portfolio's financial statements is given herein by McGladrey & Pullen, LLP, New York, New York, independent auditors for the Fund.

         Yield Quotations. Advertisements containing yield quotations for one or more Portfolios for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933. The daily dividends for the seven days ended June 30, 1996 for the General, New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios amounted to an annualized yield, after expense reimbursement, of 2.74%, 2.68%, 2.64%, 2.67%, 2.61%, 2.73% and
2.92%, respectively, equivalent to 2.78%, 2.72%, 2.68%, 2.71%,
2.64%, 2.77% and 2.96%, respectively, when adjusted for the Fund's daily compounding. Absent expense reimbursement, the annualized yield for this period for the General Portfolio would have been 2.69%, equivalent to an effective yield of 2.73%. Absent expense reimbursement, the annualized yield for this period for the New York Portfolio would have been 2.16%, equivalent to an effective yield of 2.18%. Absent expense reimbursement, the annualized yield for this period for the California Portfolio would have been 2.56%, equivalent to an effective yield of 2.59%. Absent expense reimbursement, the annualized yield for this period for the Connecticut Portfolio would have been 2.31%, equivalent to an effective yield of 2.34%. Absent expense reimbursement, the annualized yield for this period for the New Jersey Portfolio would have been 2.24%, equivalent to an effective yield of 2.27%. Absent expense reimbursement, the annualized yield for this period for the Virginia Portfolio would have been 2.49%, equivalent to an effective yield of 2.52%. Absent expense reimbursement, the annualized yield for this period for the Florida Portfolio would have been 2.49%, equivalent to an effective yield of 2.52%.

         Yield quotations for a Portfolio are thus determined by
(i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of such Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. A Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula:

effective yield = [(base period return + 1) 365/7] - 1.

         Depending on an investor's tax bracket, an investor may earn a substantially higher after-tax return from the Fund than from comparable investments the income from which is taxable.
For example, the yield for the week ended June 30, 1996 for the General Portfolio was 2.74%; for the New York Portfolio, 2.68%; for the California Portfolio, 2.64%; for the Connecticut Portfolio, 2.67%; for the New Jersey Portfolio, 2.61%; for the Virginia Portfolio, 2.73% and for the Florida Portfolio, 2.92%. The corresponding tax equivalent yield, however, for such period for the General Portfolio was 4.54%; for the New York Portfolio, 4.78%, computed without taking into account the effects of New York City income taxes, and 5.02%, computed assuming the effects of New York City income taxes; for the California Portfolio, 4.91%; for the Connecticut Portfolio, 4.63%; for the New Jersey Portfolio, 4.62%; for the Virginia Portfolio, 4.80%; and for the Florida Portfolio, 4.83%. The corresponding tax equivalent effective yield for such period for the General Portfolio was 4.64%; for the New York Portfolio, 4.90%, computed without taking into account the effects of New York City income taxes, and 5.15%, computed assuming the effects of New York City income taxes; for the California Portfolio, 5.03%; for the Connecticut Portfolio, 4.74%; for the New Jersey Portfolio, 4.73%; for the Virginia Portfolio, 4.92%; and 4.95% for the Florida Portfolio. These tax equivalent yields assume that the taxpayer is an individual in the highest federal and state (and, if applicable, New York City) income tax brackets, who is not subject to federal or state alternative minimum taxes and who is able to fully deduct state (and, if applicable, New York City) taxes in computing federal taxable income. The tax rates used in these calculations were: Federal 39.50%, New York State 7.125%, New York City 4.40%, California 11.00%, Connecticut 4.50%, New Jersey 6.37%, Virginia 5.75%. The tax equivalent yield is computed by dividing that portion of the yield of a Portfolio that is tax-exempt by one minus the applicable marginal income tax rate (39.60% in the case of the General and Florida Portfolios; the combined effective federal and state (and, if applicable, New York City) marginal income tax rates in the case of the New York, California, Connecticut, New Jersey and Virginia Portfolios) and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax-exempt.

         Reports. You will receive semi-annual and annual reports of the Fund as well as a monthly summary of your account.
You can arrange for a copy of each of your account statements to be sent to other parties.


         Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

                           APPENDIX A
               DESCRIPTION OF MUNICIPAL SECURITIES


         Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

         1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

         2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

         3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing
Programs.

         4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

         5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National
Mortgage Association or the Government National Mortgage
Association.

         6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

         Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

         1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

         2. Revenue Bonds generally are secured by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these Bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         3. Industrial Development Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These Bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such Bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.










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



                           APPENDIX B
                DESCRIPTION OF SECURITIES RATINGS


Municipal and Corporate
Bonds and Municipal Loans

         The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

         The two highest ratings of Standard & Poor's Corporation ("Standard & Poor's") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

Short-Term Municipal Loans

         Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

         Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's states that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper

         "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow and asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available.
While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.























                               93
00250185.AG1

STATEMENT OF NET ASSETS
JUNE 30, 1996                      ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           MUNICIPAL BONDS-57.0%
           ALABAMA-1.6%
           BIRMINGHAM IDR
           (O'Neal Steel) AMT VRDN*
$  4,745   6/01/08                                 3.60%     $ 4,745,000
           DECATUR SOLID WASTE
           (Trico Steel Co. Project) AMT VRDN*
  14,000   3/01/26                                 3.60       14,000,000
                                                             -----------
                                                              18,745,000

           ARIZONA-2.2%
           PHOENIX IDA
           (America West Airlines) AMT VRDN*
  10,000   8/01/16                                 3.70       10,000,000
           PHOENIX IDA MFHR
           (Mariners Pointe Apts. Project)
           Series '93A AMT VRDN*
   8,420   10/01/23                                3.60        8,420,000
           TUCSON IDA MFHR
           (Lincoln Garden Apts.) VRDN*
   6,750   2/01/06                                 3.55        6,750,000
                                                             -----------
                                                              25,170,000

           CALIFORNIA-3.4%
           ALAMEDA COUNTY IDR
           (JMS Partnership Proj.)
           Series '95A AMT VRDN*
   2,600   10/01/25                                3.30        2,600,000
           ALAMEDA COUNTY TRAN
  10,000   7/05/96                                 4.00       10,000,519
           CALIFORNIA HIGHER ED
           Student Loan Revenue Series D-2 PPB*
   6,300   7/01/97                                 3.95        6,300,000
           CALIFORNIA PCFA SOLID WASTE
           (CR&R Inc. Project)
           Series '95A AMT VRDN*
   2,000   10/01/10                                3.40        2,000,000
           INDIO HOUSING AUTH. MFHR
           (Smoketree Apts.) Series A VRDN*
   1,500   12/01/07                                3.25        1,500,000
           LANCASTER MFHR
           (Household Bank Project)
           Series '84A VRDN*
   7,200   11/01/04                                3.43%       7,200,000
           LOS ANGELES TRAN
           (Unified School District)
   7,500   7/03/96                                 3.95        7,500,204
           OCEANSIDE MFHR
           (Riverview Springs Apts.)
           Series '90A AMT VRDN*
   2,000   7/01/20                                 3.80        2,000,000
                                                             -----------
                                                              39,100,723

           DELAWARE-0.4%
           DELAWARE ECONOMIC DEVELOPMENT AUTHORITY
           (Orient Chemical Co.) AMT VRDN*
   4,620   11/01/99                                3.68        4,620,000
           DISTRICT OF COLUMBIA-0.9%
           DISTRICT OF COLUMBIA HFA MFHR
           (Tyler Housing) AMT VRDN*
  10,500   8/01/25                                 3.80       10,500,000
           FLORIDA-0.9%
           FLORIDA HOUSING FINANCE AGENCY MFHR
           (Lakes of Northdale Project)
           Series '84D VRDN*
   1,800   6/01/07                                 3.30        1,800,000
           ORANGE COUNTY HFA SFMR
           Series '96B AMT PPB*
   9,000   4/01/97                                 3.65        9,000,000
                                                             -----------
                                                              10,800,000

           GEORGIA-0.7%
           CARTERSVILLE IDR
           (Bliss & Laughlin Steel)
           Series '88 AMT VRDN*
   3,600   12/01/18                                3.70        3,600,000
           COLLEGE PARK IDR
           (Wynefield I Project) AMT VRDN*
   4,000   12/01/16                                3.75        4,000,000
                                                             -----------
                                                               7,600,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           HAWAII-0.1%
           HAWAII HOUSING FINANCE &
           DEVELOPMENT CORP.
           Series '90B VRDN*
$  1,100   7/01/25                                 3.65%     $ 1,100,000
           ILLINOIS-10.5%
           CHICAGO AIRPORT REVENUE
           (Northwest Airlines Project)
           Series B AMT VRDN*
  16,400   2/01/24                                 3.75       16,400,000
           CHICAGO AIRPORT REVENUE
           (O'Hare International Airport)
           Series '88A AMT VRDN*
  30,000   1/01/18                                 3.55       30,000,000
           ELMHURST HOSPITAL REVENUE
           (Joint Comm. Health Org.)
           Series '88 VRDN*
   8,920   7/01/18                                 3.50        8,920,000
           FRANKLIN PARK IDR
           (Maclean-Fogg Co. Project)
           Series '95 AMT VRDN*
   5,000   2/01/07                                 3.60        5,000,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY
           (Bridgestone Inc.) VRDN*
   3,800   7/01/00                                 3.75        3,800,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY
           (U.G.N. Inc. Project)
           Series '86 AMT VRDN*
   3,500   9/15/11                                 3.75        3,500,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY
           (Valspar Corp.)
           Series '95 AMT VRDN*
   6,000   8/01/15                                 3.55        6,000,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY IDR
           (THK America Inc. Project)
           Series '91 AMT VRDN*
   3,700   7/01/11                                 3.75        3,700,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY PCR
           (Illinois Power Project)
           Series '87C AMT VRDN*
   7,900   3/01/17                                 3.75        7,900,000
           ILLINOIS HOUSING
           DEVELOPMENT AUTHORITY SFMR
           (Home Mortgage Program)
           Series PT-7 AMT VRDN* AMBAC
  29,725   8/01/19                                 3.75%      29,725,000
           LAKE COUNTY SOLID WASTE REVENUE
           (Countryside Landfill Inc.)
           AMT VRDN*
   5,670   4/01/21                                 3.30        5,670,000
                                                             -----------
                                                             120,615,000

           INDIANA-1.0%
           INDIANA EMP. DEVELOPMENT COMM. IDR
           (O'Neal Steel) AMT VRDN*
   1,000   4/01/10                                 3.60        1,000,000
           RUSHVILLE IDR
           (Fujitsu Ten America)
           Series '86 AMT VRDN*
   3,600   11/01/96                                3.60        3,600,000
           ST. JOSEPH'S COUNTY
           (Edcoat Limited Partnership)
           Series '95 AMT VRDN*
   5,000   9/01/25                                 3.55        5,000,000
           WESTFIELD IDR
           (Porter Project)
           Series '89 AMT VRDN*
   2,300   12/01/09                                3.65        2,300,000
                                                             -----------
                                                              11,900,000

           KANSAS-0.7%
           BUTLER COUNTY
           (Texaco Refining & Marketing)
           Series A AMT VRDN*
   6,700   8/01/24                                 3.85        6,700,000
           WICHITA HEALTH REVENUE
           (CSJ Health Systems)
           Series XXV '85 VRDN*
   1,900   10/01/11                                3.65        1,900,000
                                                             -----------
                                                               8,600,000

           KENTUCKY-1.5%
           BEREA IDR
           (Tokico Manufacturing Corp.)
           Series '87 AMT VRDN*
   3,600   12/01/97                                3.85        3,600,000


2



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           BOWLING GREEN IDR
           (TWN Fastener Inc.)
           Series '88 AMT VRDN*
$  4,125   3/01/08                                 3.75%     $ 4,125,000
           BOWLING GREEN IDR
           (Woodcraft Industries, Inc.)
           Series '95 AMT VRDN*
   5,400   3/01/25                                 3.55        5,400,000
           KENTUCKY HIGHER EDUCATION
           (Student Loan Rev.)
           Series '91E AMT VRDN*
   4,000   12/01/11                                3.50        4,000,000
                                                             -----------
                                                              17,125,000

           MAINE-0.6%
           ORRINGTON RESOURCE RECOVERY
           (Penobscot Energy Project)
           Series B AMT VRDN*
   6,470   5/01/03                                 3.55        6,470,000

           MICHIGAN-0.4%
           MICHIGAN HOUSING
           DEVELOPMENT AUTHORITY MFHR
           (Woodland Meadows Apts.)
           AMT VRDN*
   2,000   11/01/13                                3.60        2,000,000
           MICHIGAN MUNICIPAL BOND AUTHORITY
           Series B
   2,500   7/03/96                                 3.80        2,500,092
                                                             -----------
                                                               4,500,092

           MISSOURI-0.8%
           MEXICO IDA
           (Optec D.D. USA Inc. Project)
           Series '87 AMT VRDN*
   7,000   10/01/97                                3.83        7,000,000
           MISSOURI ECONOMIC
           DEVELOPMENT AUTHORITY
           Export and Infrastructure
           Series A AMT VRDN*
   2,000   9/01/05                                 3.75        2,000,000
                                                             -----------
                                                               9,000,000

           NEBRASKA-1.2%
           NEBRASKA FINANCE AUTHORITY SFMR
           Series '96C AMT PPB*
  13,800   5/01/97                                 3.85%      13,800,000
           NEVADA-0.7%
           CLARK COUNTY IDB
           (Nevada Power Co. Project)
           Series '95B AMT VRDN*
   8,000   10/01/30                                3.60        8,000,000
           NEW HAMPSHIRE-0.7%
           NASHUA HOUSING AUTHORITY MFHR
           (Clocktower Project)
           AMT VRDN*
   6,058   10/20/28                                3.95        6,058,000
           NEW HAMPSHIRE IDA
           (Connecticut Light & Power Co.)
           Series '86 AMT VRDN*
   1,900   11/01/16                                3.55        1,900,000
                                                             -----------
                                                               7,958,000

           NEW JERSEY-1.3%
           JERSEY CITY BAN
  15,000   9/27/96                                 4.00       15,026,001

           NEW MEXICO-0.3%
           SANTA FE MORTGAGE REVENUE SMFR
           (Home Mortgage Revenue)
           Series '95B AMT PPB*
   3,000   11/15/96                                4.00        3,000,000

           NORTH CAROLINA-4.2%
           BLADEN COUNTY PCR
           (BCH Energy Project)
           Series '93 AMT VRDN*
  18,000   11/01/20                                3.70       18,000,000
           LENOIR COUNTY IDR PCR
           (Carolina Energy Project) AMT VRDN*
  30,000   7/01/22                                 3.70       30,000,000
                                                             -----------
                                                              48,000,000

           OHIO-1.5%
           OHIO HOUSING FINANCE AGENCY
           Residential Mortgage Revenue Bonds
           Series '96 A-3 AMT PPB*
  14,000   3/03/97                                 3.40       14,000,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           OHIO WATER DEVELOPMENT AUTHORITY
           (Ohio Edison Co.) Series A AMT PPB*
$  3,600   5/01/97                                 3.80%      $3,600,000
                                                             -----------
                                                              17,600,000

           OREGON-2.9%
           OREGON HOUSING AND
           COMMUNITY SERVICES SFMR
           Series '96C AMT
   3,700   5/15/97                                 3.85        3,700,000
           PORT OF PORTLAND SPECIAL OBLIGATION
           (Portland Bulk Terminals)
           Series '96 AMT VRDN*
  30,000   10/01/25                                3.55       30,000,000
                                                             -----------
                                                              33,700,000

           PENNSYLVANIA-0.8%
           PHILADELPHIA GO TRAN
           Series '96A
   9,000   6/30/97                                 3.95        9,047,160
           RHODE ISLAND-0.3%
           RHODE ISLAND HOUSING AND
           MORTGAGE FINANCE CORP.
           (Homeownership Opportunity)
           Series 19D AMT PPB*
   4,000   1/30/97                                 3.55        4,000,000
           SOUTH CAROLINA-4.0%
           BERKELEY COUNTY IDB
           (Nucor Corp. Project)
           Series '95 AMT VRDN*
  19,500   9/01/28                                 3.65       19,500,000
           BERKELEY COUNTY IDB
           (Nucor Corp. Project)
           Series '96A AMT VRDN*
  10,000   3/01/29                                 3.65       10,000,000
           LAURENS COUNTY IDR
           (Nicca USA Project) AMT VRDN*
   8,500   4/01/09                                 4.10        8,500,000
           SOUTH CAROLINA JOBS IDR
           (Venture Packaging)
           Series '95 AMT VRDN*
   7,990   4/01/16                                 3.55        7,990,000
                                                             -----------
                                                              45,990,000

           SOUTH DAKOTA-1.1%
           SOUTH DAKOTA HFA SFMR
           (Homeownership Mortgage) Series G
  12,100   5/01/97                                 4.25%      12,130,929

           TENNESSEE-0.5%
           HAMILTON COUNTY INDUSTRIAL DEVELOPMENT
           (Komatsu American Manufacturing)
           Series '85 VRDN*
   5,400   11/01/05                                3.65        5,400,000

           TEXAS-5.7%
           GREATER EAST TEXAS
           STUDENT LOAN REVENUE
           Series '95A AMT PPB*
  10,650   5/01/97                                 3.85       10,650,000
           GREATER TEXAS STUDENT LOAN REVENUE
           Series '96A AMT PPB*
  18,800   3/01/97                                 3.35       18,800,000
           GULF COAST IDA
           (Gruma Corp. Project) AMT VRDN*
   6,850   11/01/09                                3.65        6,850,000
           HARRIS COUNTY IDR
           (Nippon Pigment USA Project)
           Series '87 AMT VRDN*
   2,500   7/01/02                                 3.95        2,500,000
           SAN ANTONIO IDA
           (Gruma Corp. Project) AMT VRDN*
   6,150   11/01/09                                3.65        6,150,000
           TEXAS GO TRAN
           Series '95A
  20,000   8/30/96                            3.93-4.07       20,023,566
                                                             -----------
                                                              64,973,566

           UTAH-2.6%
           UTAH HFA SFMR
           (Home Mortgage Revenue)
           Series '96-2 VRDN*
  17,180   7/01/16                                 3.75       17,180,000
           UTAH HFA SFMR
           (Home Mortgage Revenue)
           Series 2 AMT VRDN*
   9,000   7/01/29                                 3.70        9,000,000


4



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           UTAH HFA SFMR
           (Home Mortgage Revenue)
           Series 4 AMT VRDN*
$  3,100   7/01/28                                 3.60%     $ 3,100,000
                                                             -----------
                                                              29,280,000

           WASHINGTON-3.5%
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '91 AMT VRDN*
   5,700   6/01/06                                 3.75        5,700,000
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '92B AMT VRDN*
   6,200   8/01/07                                 3.75        6,200,000
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '92B AMT VRDN*
   2,725   12/01/07                                3.75        2,725,000
           WASHINGTON HFA MFHR
           (Arbor Park Project)
           Series '94 AMT VRDN*
   6,400   10/01/24                                3.60        6,400,000
           WASHINGTON HFA MFHR
           (Heatherstone Apts.)
           Series '95 AMT VRDN*
   9,800   7/01/25                                 3.40        9,800,000
           WASHINGTON PUBLIC POWER SUPPLY
           Electric Revenue Project #1
           Series '93 IA2 VRDN*
     100   7/01/17                                 3.35          100,000
           WASHINGTON STUDENT
           LOAN FINANCE ASSOCIATION
           Third Program Series B AMT VRDN*
   9,000   12/01/02                                3.55        9,000,000
                                                             -----------
                                                              39,925,000

           Total Municipal Bonds
           (amortized cost $653,676,471)                     653,676,471

           COMMERCIAL PAPER-45.6%
           ALABAMA-0.5%
           PHENIX CITY IDB
           (Mead Board Project) AMT
   5,500   7/11/96                                 3.60        5,500,000
           ARIZONA-1.6%
           SALT RIVER PROJECT
           Agricultural Imp. & Power District
   7,039   8/26/96                                 3.45%       7,039,000
           SALT RIVER PROJECT
           Agricultural Imp. & Power District
  11,000   8/16/96                                 3.50       11,000,000
                                                              18,039,000
           CALIFORNIA-0.5%
           CALIFORNIA PCFA PCR
           (Pacific Gas & Electric)
           Series '88D AMT
   6,000   7/25/96                                 3.50        6,000,000
           COLORADO-2.6%
           DENVER AIRPORT REVENUE
           Series B AMT
   2,700   7/15/96                                 3.70        2,700,000
           DENVER AIRPORT REVENUE
           Series B AMT
   7,000   8/08/96                                 3.85        7,000,000
           DENVER AIRPORT REVENUE
           Series B AMT
  20,230   8/07/96                                 3.95       20,230,000
                                                             -----------
                                                              29,930,000

           FLORIDA-3.9%
           FLORIDA LOCAL GOVERNMENT COMM.
           (Assoc. of Counties)
   8,741   8/20/96                                 3.50        8,740,800
           JACKSONVILLE POLLUTION CONTROL
           (Florida Power & Light) Series '94
   3,200   8/15/96                                 3.50        3,200,000
           JACKSONVILLE POLLUTION CONTROL
           (Florida Power & Light) Series '94
   4,600   10/17/96                                3.65        4,600,000
           SARASOTA HOSPITAL REVENUE
           (Sarasota Memorial Hospital) Series A
   3,200   7/16/96                                 3.60        3,200,000


5



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           SARASOTA HOSPITAL REVENUE
           (Sarasota Memorial Hospital)
           Series B
$  2,500   8/08/96                                 3.80%     $ 2,500,000
           SARASOTA HOSPITAL REVENUE
           (Sarasota Memorial Hospital)
           Series C
   5,000   7/26/96                                 3.55        5,000,000
           SARASOTA HOSPITAL REVENUE
           (Sarasota Memorial Hospital)
           Series C
   1,200   8/08/96                                 3.80        1,200,000
           ST. LUCIE PCR
           (Florida Power & Light) Series '94A
  16,650   8/15/96                                 3.45       16,650,000
                                                             -----------
                                                              45,090,800

           GEORGIA-2.4%
           ATHENS CLARKE IDA
           (Rhone-Merieux Inc. Project)
           Series '88 AMT
   2,900   8/27/96                                 3.75        2,900,000
           GEORGIA MUNICIPAL GAS AUTHORITY
           (Southern Portfolio 1 Project)
           Series D
   7,000   7/18/96                                 3.55        7,000,000
           GEORGIA MUNICIPAL GAS AUTHORITY
           (Transco Portfolio 1) Series B
   3,000   8/28/96                                 3.60        3,000,000
           GEORGIA MUNICIPAL GAS AUTHORITY
           Series '85B
  14,950   8/23/96                                 3.70       14,950,000
                                                             -----------
                                                              27,850,000

           ILLINOIS-1.9%
           DECATUR WATER REVENUE
           (New South Water Treatment)
           Series '85
   9,900   7/18/96                                 3.70        9,900,000
           DECATUR WATER REVENUE
           (New South Water Treatment)
           Series '85
  12,000   7/18/96                                 3.80       12,000,000
                                                             -----------
                                                              21,900,000

           INDIANA-0.3%
           SULLIVAN COOPERATIVE FINANCE CORP.
           (Hoosier Energy Rural Electric)
           Series '85L-6
   3,000   10/01/96                                3.65%       3,000,000

           KANSAS-0.5%
           BURLINGTON PCR
           (Kansas City Power & Light)
           Series '85B
   6,000   9/11/96                                 3.70        6,000,000

           MASSACHUSETTS-0.3%
           MASSACHUSETTS BAY TRANS. AUTH.
           Series B
   4,000   7/11/96                                 3.50        4,000,000

           MICHIGAN-1.6%
           MICHIGAN BUILDING AUTHORITY AMT
   9,200   8/28/96                                 3.70        9,200,000
           MICHIGAN HOUSING DEVELOPMENT
           AUTHORITY MFHR
           (Housing Revenue Bonds)
           Series '88A AMT
   4,700   7/12/96                                 3.40        4,700,000
           MICHIGAN HOUSING DEVELOPMENT
           AUTHORITY MFHR
           (Housing Revenue Bonds)
           Series '88A AMT
   5,000   7/29/96                                 3.70        5,000,000
                                                             -----------
                                                              18,900,000

           NEW YORK-7.4%
           NEW YORK CITY GO
           Series '96
  19,000   8/22/96                                 3.50       19,000,000
           NEW YORK MUNICIPAL WATER AUTHORITY
           Series '94
   7,400   8/08/96                                 3.70        7,400,000
           NEW YORK MUNICIPAL WATER AUTHORITY
           Series 3
   8,000   7/15/96                                 3.50        8,000,000
           NEW YORK MUNICIPAL WATER AUTHORITY
           Series 3
  11,500   10/10/96                                3.60       11,500,000


6



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           NEW YORK MUNICIPAL WATER AUTHORITY
           Series 4
$  6,500   8/12/96                                 3.80%     $ 6,500,000
           NIAGARA COUNTY SOLID WASTE REV. IDA
           (American Ref-Fuel Co.)
           Series '94B AMT
  12,700   7/30/96                                 3.70       12,700,000
           NIAGARA COUNTY SOLID WASTE REV. IDA
           (American Ref-Fuel Co.)
           Series '94C AMT
   4,500   7/26/96                                 3.55        4,500,000
           NIAGARA COUNTY SOLID WASTE REV. IDA
           (American Ref-Fuel Co.)
           Series '94C AMT
   5,000   7/12/96                                 3.60        5,000,000
           NIAGARA COUNTY SOLID WASTE REV. IDA
           (American Ref-Fuel Co.)
           Series '94C AMT
   5,700   8/16/96                                 3.60        5,700,000
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY AMT
   4,225   9/10/96                                 3.70        4,225,000
                                                             -----------
                                                              84,525,000

           OHIO-0.3%
           OHIO WATER DEVELOPMENT AUTHORITY PCR
           (Dusquesne Light Co.) Series '88 AMT
   3,000   8/02/96                                 3.60        3,000,000
           PENNSYLVANIA-4.3%
           ALLEGHENY COUNTY IDR
           (U.S. Steel Environment Imp.)
           Series '85
  18,300   9/06/96                                 3.75       18,300,000
           CARBON COUNTY
           Res. Rec.:(Panther Creek Project)
           Series '90A AMT
   5,000   8/23/96                                 3.50        5,000,000
           CARBON COUNTY
           Res. Rec.:(Panther Creek Project)
           Series '90B AMT
   5,700   10/18/96                                3.75        5,700,000
           VENANGO INDUSTRIAL DEVELOPMENT
           AUTHORITY
           Res. Rec.:(Scrubgrass Project)
           Series '93 AMT
   6,000   8/23/96                                 3.50%       6,000,000
           VENANGO INDUSTRIAL DEVELOPMENT
           AUTHORITY
           Res. Rec.:(Scrubgrass Project)
           Series '93 AMT
   4,200   8/26/96                                 3.55        4,200,000
           VENANGO INDUSTRIAL DEVELOPMENT
           AUTHORITY
           Res. Rec.:(Scrubgrass Project)
           Series '93 AMT
   7,400   8/30/96                                 3.70        7,400,000
           VENANGO INDUSTRIAL DEVELOPMENT
           AUTHORITY
           Res. Rec.:(Scrubgrass Project)
           Series '93 AMT
   2,750   10/01/96                                3.70        2,750,000
                                                             -----------
                                                              49,350,000

           TEXAS-9.6%
           AUSTIN UTILITY SYSTEMS
           (Travis & Williamson County) Series A
   7,000   8/22/96                                 3.40        7,000,000
           BRAZOS RIVER AUTHORITY PCR
           (Texas Utility Electric Co.)
           Series '94A AMT
   2,400   7/29/96                                 3.40        2,400,000
           BRAZOS RIVER AUTHORITY PCR
           (Texas Utility Electric Co.)
           Series '94A AMT
   3,700   8/12/96                                 3.50        3,700,000
           BRAZOS RIVER AUTHORITY PCR
           (Texas Utility Electric Co.)
           Series '94A AMT
   2,000   8/12/96                                 3.60        2,000,000
           BRAZOS RIVER HARBOR NAVIGATION
           DISTRICT PCR
           (Dow Chemical Project)
           Series '88 AMT
   5,000   7/19/96                                 3.65        5,000,000


7



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           BRAZOS RIVER HARBOR NAVIGATION
           DISTRICT PCR
           (Dow Chemical Project)
           Series '88 AMT
$  8,300   8/13/96                                 3.75%     $ 8,300,000
           BRAZOS RIVER HARBOR NAVIGATION
           DISTRICT PCR
           (Dow Chemical Project) Series '92 AMT
   9,860   8/13/96                                 3.75        9,860,000
           DALLAS AREA RAPID TRANSIT
           Sales Tax Revenue Series A
  10,000   8/26/96                                 3.45       10,000,000
           DALLAS AREA RAPID TRANSIT
           Sales Tax Revenue Series A
   5,600   8/22/96                                 3.50        5,600,000
           DALLAS AREA RAPID TRANSIT
           Sales Tax Revenue Series A
   5,000   8/20/96                                 3.55        5,000,000
           DALLAS AREA RAPID TRANSIT
           Sales Tax Revenue Series A
   8,000   9/10/96                                 3.65        8,000,000
           DALLAS AREA RAPID TRANSIT
           Sales Tax Revenue Series A
   5,000   9/10/96                                 3.70        5,000,000
           PORT DEVELOPMENT CORP.
           (Mitsui Marine Terminal Project)
           Series '85A
   6,000   8/14/96                                 3.80        6,000,000
           SAN ANTONIO WATER SYSTEMS
           Series '95
  10,000   7/23/96                                 3.45       10,000,000
           UNIVERSITY OF TEXAS BOARD OF REGENTS
           Series A
   9,000   8/16/96                                 3.45        9,000,000
           UNIVERSITY OF TEXAS BOARD OF REGENTS
           Series A
  13,800   10/18/96                                3.65%      13,800,000
                                                             -----------
                                                             110,660,000

           UTAH-3.2%
           INTERMOUNTAIN POWER AGENCY
           Power Supply Revenue Series '85E
   8,000   7/19/96                                 3.50        8,000,000
           TOOELE COUNTY WASTE REVENUE
           (Rollins Environmental, Inc.)
           Series A AMT
  16,200   8/21/96                                 3.75       16,200,000
           TOOELE COUNTY WASTE REVENUE
           (Rollins Environmental, Inc.)
           Series A AMT
  12,300   7/09/96                                 3.75       12,300,000
                                                             -----------
                                                              36,500,000

           VIRGINIA-0.3%
           LOUISA PCR
           (Virginia Electric & Power Co.)
           Series '87
   4,000   7/24/96                                 3.70        4,000,000
           WEST VIRGINIA-1.6%
           WEST VIRGINIA PUBLIC ENERGY AUTHORITY
           (Morgantown Energy Assoc.)
           Series '89A AMT
   6,500   8/06/96                                 3.30        6,500,000
           WEST VIRGINIA PUBLIC ENERGY AUTHORITY
           (Morgantown Energy Assoc.)
           Series '89A AMT
  10,000   8/22/96                                 3.50       10,000,000
           WEST VIRGINIA PUBLIC ENERGY AUTHORITY
           (Morgantown Energy Assoc.)
           Series '89A AMT
   2,000   10/18/96                                3.75        2,000,000
                                                             -----------
                                                              18,500,000


8



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           WISCONSIN-0.5%
           WISCONSIN HEALTH & EDUCATION
           FACILITIES
           (Alexian Village of Milwaukee)
           Series '88A
$  5,500   7/22/96                                 3.80%     $ 5,500,000

           WYOMING-0.6%
           SWEETWATER COUNTY PCR
           Series '92B
   6,305   7/11/96                                 3.40        6,305,000

           PUERTO RICO-1.7%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
  10,000   8/09/96                                 3.65       10,000,000
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
   9,200   8/21/96                                 3.65%       9,200,000
                                                             -----------
                                                              19,200,000

           Total Commercial Paper
           (amortized cost $523,749,800)                     523,749,800

           TOTAL INVESTMENTS-102.6%
           (amortized cost $1,177,426,271)                 1,177,426,271
           Other assets less liabilities-(2.6%)              (29,409,919)

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 1,149,938,628
           shares outstanding)                            $1,148,016,352


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
BAN    Bond Anticipation Note
GO     General Obligation
HFA    Housing Finance Agency/Authority
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDR    Industrial Development Revenue
MFHR   Multi-Family Housing Revenue
PCFA   Pollution Control Financing Authority
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
SFMR   Single Family Mortgage Revenue
TRAN   Tax & Revenue Anticipation Note
VRDN   Variable Rate Demand Note

See notes to financial statements.


9



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1996           ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $46,854,539

EXPENSES
  Advisory fee (Note B)                             $ 6,077,761
  Distribution assistance and administrative
    service (Note C)                                  3,609,988
  Transfer agency (Note B)                            1,101,586
  Custodian fees                                        265,308
  Registration fees                                     201,324
  Printing                                              173,281
  Audit and legal fees                                   68,509
  Trustees' fees                                         13,419
  Miscellaneous                                          41,518
  Total expenses                                     11,552,694
  Less:expense reimbursement                             (4,947)
                                                                    11,547,747
  Net investment income                                             35,306,792

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS
  Net realized gain on investments                                      21,901
  Net change in unrealized appreciation of investments                 (17,829)
  Net gain on investments                                                4,072

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $35,310,864



STATEMENTS OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                  YEAR ENDED       YEAR ENDED
                                                 JUNE 30,1996     JUNE 30,1995
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $   35,306,792   $   31,671,376
  Net realized gain (loss) on investments              21,901       (1,793,640)
  Net change in unrealized appreciation of
    investments                                       (17,829)      (3,201,732)
  Net increase in net assets from operations       35,310,864       26,676,004

OTHER CAPITAL CONTRIBUTIONS
  Total increase                                           -0-       3,218,975

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (35,306,792)     (31,671,376)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                (41,279,072)      56,798,166
  Total increase (decrease)                       (41,275,000)      55,021,769

NET ASSETS
  Beginning of year                             1,189,291,352    1,134,269,583
  End of year                                  $1,148,016,352   $1,189,291,352


See notes to financial statements.


10



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                      ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the year ended June 30, 1996 for expenses exceeding .95 of 1% of its average daily assets. For the year ended June 30, 1996, the reimbursement amounted $4,947. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $621,449 for the year ended June 30, 1996. The Adviser purchased tax and revenue anticipation notes issued by Orange County, California on July 19, 1995 for $20.85 million.


11



NOTES TO FINANCIAL STATEMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25 of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1996, the distribution fee amounted to $3,038,881. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1996, such payments by the Portfolio amounted to $571,107 of which $109,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carryforward of $1,912,276, of which $118,636 expires in the year 2002 and $1,793,640 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $1,149,928,628. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED       YEAR ENDED
                                                JUNE 30, 1996    JUNE 30, 1995
                                               ---------------  ---------------
Shares sold                                     4,856,711,351    4,443,583,142
Shares issued on reinvestments of dividends        35,306,792       31,671,376
Shares redeemed                                (4,933,297,215)  (4,418,456,352)
Net increase (decrease)                           (41,279,072)      56,798,166


12



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each year.

                                                                YEAR ENDED JUNE 30,
                                          -----------------------------------------------------------
                                              1996         1995         1994       1993         1992
                                          -----------  -----------  ----------  ----------  ---------
Net asset value, beginning of year           $1.00        $1.00        $1.00       $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .029         .028         .018        .020        .034
Net realized and unrealized loss
  on investments                                -0-       (.003)          -0-         -0-         -0-
Net increase in net asset value
  from operations                             .029         .025         .018        .020        .034

ADD: CAPITAL CONTRIBUTIONS
Capital Contributed by the Adviser              -0-        .003           -0-         -0-         -0-

LESS: DISTRIBUTIONS
Dividends from net investment income         (.029)       (.028)       (.018)      (.020)      (.034)
Net asset value, end of year                 $1.00        $1.00        $1.00       $1.00       $1.00

TOTAL RETURNS
Total investment return based on
  net asset value (a)                         2.93%        2.83%(b)     1.81%       2.05%       3.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)       $1,148       $1,189       $1,134      $1,016        $914
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                             .95%         .94%         .92%        .92%        .92%
  Expenses, before waivers and
    reimbursements                             .95%         .95%         .94%        .94%        .95%
  Net investment income (c)                   2.90%        2.78%        1.80%       2.02%       3.40%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  The capital contribution by the Adviser had no effect on total return.

(c)  Net of expenses reimbursed or waived by the Adviser.


13



INDEPENDENT AUDITOR'S REPORT       ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO

We have audited the accompanying statement of net assets of the General Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the General Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 26, 1996


14

STATEMENT OF NET ASSETS
JUNE 30, 1996                   ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                             YIELD            VALUE
_______________________________________________________________________________
            MUNICIPAL BONDS-84.5%
            CALIFORNIA-84.5%
            ALAMEDA COUNTY IDB
            (Ream Enterprises Project)
            Series A AMT VRDN*
$  1,300    11/01/20                               3.30%    $  1,300,000
            ALAMEDA COUNTY IDR
            (Heat Control Project)
            Series '95A AMT VRDN*
   4,800    11/01/25                               3.30        4,800,000
            ALAMEDA COUNTY TRAN
            (Board of Education)
   5,000    7/05/96                                4.00        5,000,260
            ALAMEDA COUNTY TRAN
            (Unified School District)
   4,335    7/05/96                           3.58-4.00        4,335,302
            ALAMEDA COUNTY TRAN
            Series '96
   2,600    6/30/97                                3.95        2,613,676
            CALIFORNIA ECON. DEV.
            AUTHORITY IDR
            (National R.V. Inc.)
            Series '95 AMT VRDN*
   4,000    12/01/20                               3.45        4,000,000
            CALIFORNIA ECON. DEV.
            FIN. AUTHORITY
            (Inland Empire Venture L.L.C.)
            Series '95 AMT VRDN*
   2,500    7/01/25                                3.45        2,500,000
            CALIFORNIA ECON. DEV.
            FIN. AUTHORITY
            (Valley Plating Works, Inc.)
            Series '95 AMT VRDN*
   6,100    10/01/20                               3.45        6,100,000
            CALIFORNIA HFA
            (Home Mortgage)
            Series '96D AMT PPB*
  11,500    4/01/97                                3.55       11,500,000
            CALIFORNIA PCFA
            (Western Waste Industries
            Project) Series '94A AMT
            VRDN*
   9,600    10/01/06                               3.10        9,600,000
            CALIFORNIA PCFA SOLID WASTE
            (Athens Disposal Co. Project)
            Series '95 AMT VRDN*
   5,000    1/01/16                                3.40        5,000,000
            CALIFORNIA PCFA SOLID WASTE
            (Burrtec Waste Project)
            Series A AMT VRDN*
   4,000    10/01/02                               3.45        4,000,000
            CALIFORNIA PCFA SOLID WASTE
            (Gilton Solid Waste
            Management)
            Series '95A AMT VRDN*
$  2,900    12/01/05                               3.40%    $  2,900,000
            CALIFORNIA STATEWIDE
            COMM. DEV. CORP. IDR
            (Howard Leight & Associates)
            Series '95B AMT VRDN*
   3,500    7/01/20                                3.40        3,500,000
            CHULA VISTA IDR
            (Home Depot Project)
            VRDN*
   2,900    12/01/10                               3.20        2,900,000
            CONTRA COSTA COUNTY MFHR
            (Park Regency Apts.)
            Series '92A AMT VRDN*
   8,600    8/01/32                                3.60        8,600,000
            GRAND TERRACE MFHR
            (Mt. Vernon Villas Project)
            Series '85A VRDN*
   3,535    12/01/11                               3.40        3,535,000
            LONG BEACH
            Res. Rec.: Southeast Fac.
            Authority Lease Rev.
            Series '95B AMT VRDN*
  22,500    12/01/18                               3.60       22,500,000
            LOS ANGELES COUNTY
            GO TRAN
            Series '95
  10,000    7/01/96                           3.65-3.80       10,000,000
            LOS ANGELES COUNTY TRAN
            (Community College Dist.)
   3,000    7/31/96                                3.95        3,001,304
            LOS ANGELES HOUSING
            AUTH. MFHR
            (Sand Canyon Villas Project)
            Series '89A AMT VRDN*
     900    11/01/09                               3.40          900,000
            LOS ANGELES MFHR
            (Poinsettia Apartment Project)
            Series '89A AMT VRDN*
   5,450    7/01/19                                3.20        5,450,000
            LOS ANGELES TRAN
            (Unified School District)
  10,500    7/03/96                           3.90-3.95       10,500,306
            MARIN COUNTY HOUSING
            AUTHORITY MFHR
            (Crest Marin ll Apt.)
            Series A AMT VRDN*
   9,450    10/15/29                               3.40        9,450,000


1


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                             YIELD            VALUE
_______________________________________________________________________________
            MONROVIA REDEV. AGENCY
            (Holiday Inn Hotel Project)
            Series '84 VRDN*
$  4,600    12/01/14                               3.85%    $  4,600,000
            MORGAN HILL REDEV. AGENCY
            (Kent Trust) VRDN*
   2,515    12/01/14                               4.54        2,515,000
            MORGAN HILL REDEV. AGENCY
            (Nob Hill Venture
            Investors) VRDN*
   1,690    12/01/09                               5.36        1,690,000
            OCEANSIDE MFHR
            (Riverview Springs Apts.)
            Series '90A AMT VRDN*
  15,200    7/01/20                                3.80       15,200,000
            ORANGE COUNTY HOUSING
            AUTHORITY
            (Costa Partner
            Development) VRDN*
   8,300    12/01/09                               3.25        8,300,000
            ORANGE COUNTY MFHR
            (Alicia Viejo Project)
            Series '86A AMT VRDN*
     290    12/01/16                               3.80          290,000
            PANAMA BUENA VISTA
            (Unified School District
            Capital Improvement
            Financing Project) VRDN*
   5,000    6/01/24                                3.25        5,000,000
            RIVERSIDE COUNTY GO RAN
            (School Financing
            Authority) Series '96
   4,000    7/17/97                                4.05        4,023,040
            RIVERSIDE COUNTY GO TRAN
            Series '95
  10,000    7/01/96                                3.40       10,000,000
            SACRAMENTO CITY TRAN
            (Unified School District)
   5,000    11/29/96                               3.65        5,006,950
            SACRAMENTO COUNTY
            GO TRAN
  11,500    10/04/96                          3.50-3.77       11,529,775
            SAN BERNARDINO COUNTY
            GO TRAN
            Series '95
   5,000    7/05/96                                3.95        5,000,289
            SAN FRANCISCO IDR
            (Hoefer Scientific Institute)
            Series '92A AMT VRDN*
     960    8/01/07                                3.80          960,000
            SAN JOSE TRAN
            (Unified School District)
            Series '95
$  8,883    9/19/96                                4.05%    $  8,896,045
            SANTA ANA IDR
            (Newport Electronics Project)
            Series '88A AMT VRDN*
   1,500    11/01/18                               3.65        1,500,000
            SANTA CLARA GO TRAN
            (Unified School District)
            Series '95
   3,000    7/10/96                                4.00        3,000,354
            SANTA FE SPRINGS IDR
            (Metal Center Inc. Project)
            Series '89A AMT VRDN*
   3,650    7/01/14                                3.40        3,650,000
            SOUTH COAST TRAN
            Series '96A
  10,000    6/30/97                                4.07       10,064,900
            UPLAND COMM. REDEV.
            AGENCY MFHR
            (Northwoods 156)
            Series A VRDN*
   4,925    3/01/14                                3.80        4,925,000
            UPLAND COMM. REDEV.
            AGENCY MFHR
            (Northwoods 168)
            Series B VRDN*
   1,460    3/01/14                                3.80        1,460,000
            Total Municipal Bonds
            (amortized cost
            $251,597,201)                                    251,597,201
            COMMERCIAL PAPER-19.6%
            CALIFORNIA-11.2%
            CALIFORNIA PCFA PCR
            (Pacific Gas & Electric)
            Series '88A AMT
   1,500    7/31/96                                3.35        1,500,000
            CALIFORNIA PCFA PCR
            (Pacific Gas & Electric)
            Series '88A AMT
   1,200    8/08/96                                3.40        1,199,838
            CALIFORNIA PCFA PCR
            (Pacific Gas & Electric)
            Series '88D AMT
   7,500    7/25/96                                3.50        7,500,000
            CALIFORNIA PCFA PCR
            (Pacific Gas & Electric)
            Series '88D AMT
   5,395    7/25/96                                3.70        5,395,000


2


                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                             YIELD            VALUE
_______________________________________________________________________________
            IRVINE ASSESSMENT DISTRICT
            Series '85-7
$  5,000    7/09/96                                3.35%    $  5,000,000
            LONG BEACH
            (Harbor & Terminal
            Project) AMT
   6,000    7/16/96                                3.30        6,000,000
            LOS ANGELES MTA
            Sales Tax Revenue Series A
   2,000    7/25/96                                3.50        2,000,000
            LOS ANGELES MTA
            Sales Tax Revenue Series A
   2,000    8/13/96                                3.55        2,000,000
            SACRAMENTO UTILITY
            DISTRICT
            Series I
   2,637    7/30/96                                3.45        2,637,000
                                                              33,231,838
            PUERTO RICO-8.4%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
   6,000    7/26/96                                3.55        6,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
$  6,000    8/16/96                                3.60%    $  6,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
   3,100    9/11/96                                3.65        3,100,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
  10,000    8/21/96                                3.70       10,000,000
                                                              25,100,000
            Total Commercial Paper
            (amortized cost
            $58,331,724)                                      58,331,838
            TOTAL INVESTMENTS-104.1%
            (amortized cost
            $309,928,925)                                    309,929,039
            Other assets less
            liabilities-(4.1%)                               (12,066,598)
            NET ASSETS-100%
            (offering and redemption
            price of$1.00 per share;
            297,886,426 shares
            outstanding)                                    $297,862,441

+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMT    Alternative Minimum Tax
GO     General Obligation
HFA    Housing Finance Agency/Authority
IDB    Industrial Development Board
IDR    Industrial Development Revenue
MFHR   Multi-Family Housing Revenue
MTA    Metropolitan Transportation Authority
PCFA   Pollution Control Financing Authority
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
RAN    Revenue Anticipation Note
TRAN   Tax & Revenue Anticipation Note
VRDN   Variable Rate Demand Note

See notes to financial statements.


3


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1996        ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $10,770,529

EXPENSES
  Advisory fee (Note B)                              $1,419,915
  Distribution assistance and
    administrative service (Note C)                     900,410
  Transfer agency (Note B)                              194,745
  Custodian fees                                         80,352
  Printing                                               27,473
  Registration fees                                      17,273
  Audit and legal fees                                   10,769
  Trustees' fees                                          3,417
  Miscellaneous                                          10,061
  Total expenses                                      2,664,415
  Less: fee waiver                                      (28,398)
                                                                     2,636,017
  Net investment income                                              8,134,512

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                       8,350
  Net change in unrealized appreciation of investments                  (6,990)
  Net gain on investments                                                1,360

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 8,135,872

See notes to financial statements.


4


STATEMENTS OF CHANGES
IN NET ASSETS                   ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

                                                   YEAR ENDED     YEAR ENDED
                                                  JUNE 30, 1996  JUNE 30, 1995
                                                  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                            $  8,134,512   $  6,199,924
  Net realized gain (loss) on investments                 8,350        (12,411)
  Net change in unrealized appreciation of
    investments                                          (6,990)         7,104
  Net increase in net assets from operations          8,135,872      6,194,617

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (8,134,512)    (6,199,924)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              61,381,700     16,811,556
  Total increase                                     61,383,060     16,806,249

NET ASSETS
  Beginning of year                                 236,479,381    219,673,132
  End of year                                      $297,862,441   $236,479,381

See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                   ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1996 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the year ended June 30, 1996 for expenses exceeding .93 of 1% of its average daily net assets. No reimbursement was required for the year ended June 30, 1996. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $144,803 for the year ended June 30, 1996.


6


                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25 of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1996, the distribution fee amounted to $709,958 of which $28,398 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support.

For the year ended June 30, 1996, such payments by the Portfolio amounted to $190,452 of which $95,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996, the Portfolio had a capital loss carryforward of $24,099, of which $11,688 expires in the year 2002 and $12,411 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $297,886,426. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED        YEAR ENDED
                                                   JUNE 30,          JUNE 30,
                                                    1996              1995
                                              ---------------     -------------
Shares sold                                    1,207,086,940       865,677,866
Shares issued on reinvestments of dividends        8,134,512         6,199,924
Shares redeemed                               (1,153,839,752)     (855,066,234)
Net increase                                      61,381,700        16,811,556


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                     ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each year.

                                                                    YEAR ENDED JUNE 30,
                                            -----------------------------------------------------------------
                                                1996           1995         1994         1993         1992
                                            -------------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $1.00          $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .029           .027         .018         .020         .032

LESS: DISTRIBUTIONS
Dividends from net investment income           (.029)         (.027)       (.018)       (.020)       (.032)
Net asset value, end of year                   $1.00          $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                               2.91%          2.78%        1.83%        2.05%        3.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $297,862       $236,479     $219,673     $156,200     $121,317
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .93%           .93%         .93%         .93%         .95%
  Expenses, before waivers and
    reimbursements                               .94%          1.01%        1.02%        1.02%        1.05%
  Net investment income (b)                     2.86%          2.75%        1.82%        2.01%        3.18%

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Net of expenses reimbursed or waived by the Adviser.


8


INDEPENDENT AUDITOR'S REPORT    ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
We have audited the accompanying statement of net assets of the California Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 26, 1996


9

PORTFOLIO OF INVESTMENTS
JUNE 30, 1996                  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                      YIELD                   VALUE
_______________________________________________________________________________

            MUNICIPAL BONDS-83.3%
            CONNECTICUT-74.6%
            BRANFORD GO BAN
$   4,000   8/22/96                         3.28%             $4,000,219
            CONNECTICUT DEVELOPMENT
            AUTHORITY
            (Bridgeport Hydraulic Co.
            Project)
            Series '95 AMT VRDN*
    1,000   4/01/35                         3.00               1,000,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY
            (Independent Living)
            Series'90 VRDN*
    8,075   7/01/15                         3.35               8,075,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY
            (Rand Whitney Project)
            Series '93 AMT VRDN*
    1,500   8/01/23                         3.10               1,500,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY
            Res. Rec.: (Exeter Energy
            Project)
            Series '89B
            AMT VRDN*
    3,700   12/01/19                        3.45               3,700,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY IDR
            (International Ice Cream
            Project)
            Series '86 AMT VRDN*
    1,300   12/01/06                        3.95               1,300,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY IDR
            (Shelton Inn Ltd. Partnership)
            Series '86 AMT VRDN*
    3,600   12/01/11                        3.80               3,600,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY IDR
            (Zotos International Project)
            Series '84 VRDN*
    2,985   12/01/04                        3.90               2,985,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY PCR
            (Central Vermont Public
            Service) Series '85 VRDN*
    1,000   12/01/15                        3.40               1,000,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY PCR
            (Connecticut Light and
            Power Co.)
            Series '93A VRDN*
$   2,800   9/01/28                         3.35%             $2,800,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY PCR
            (Connecticut Light and
            Power Co.)
            Series '93B AMT VRDN*
      800   9/01/28                         3.25                 800,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY PCR
            (Connecticut Light and
            Power Co.)
            Series '96A AMT VRDN*
      600   5/01/31                         3.25                 600,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY PCR
            (Western Mass. Elec. Co.)
            Series '93A VRDN*
    3,100   9/01/28                         3.10               3,100,000
            CONNECTICUT GO
            Economic Recovery Note
            Series '95
    1,000   12/15/96                        3.70               1,002,433
            CONNECTICUT HEFA
            (Pomfret School Issue)
            Series '95A VRDN*
    1,000   7/01/24                         3.05               1,000,000
            CONNECTICUT SPECIAL
            ASSESSMENT UNEMPLOYMENT
            COMPENSATION
            Series '93C FGIC PPB*
    4,000   7/01/96                         3.90               4,000,000
            CONNECTICUT SPECIAL
            ASSESSMENT UNEMPLOYMENT
            COMPENSATION
            Series '93C FGIC PPB*
    5,000   7/01/97                         3.90               5,000,000
            CONNECTICUT SPECIAL
            ASSESSMENT UNEMPLOYMENT
            COMPENSATION
            Series A
    3,000   5/15/97                    3.80-3.88               3,008,716



1


PORTFOLIO OF INVESTMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                      YIELD                   VALUE
_______________________________________________________________________________

            CONNECTICUT SPECIAL TAX
            OBLIGATION
            Series '90-1 VRDN*
$   4,000   12/01/10                        3.20%             $4,000,000
            DANBURY BAN
    2,413   7/08/96                         3.48               2,413,100
            DANBURY GO BAN
    3,000   1/08/97                         3.47               3,007,800
            EAST LYME GO BAN
            Series '95
      900   7/30/96                         3.80                 900,138
            EAST LYME GO BOND
            Series '95 MBIA
      660   8/01/96                         3.65                 661,142
            FAIRFIELD GO BOND
            Series '96
      860   1/15/97                         3.45                 871,560
            MANCHESTER GO BAN
            Series '95
      724   7/11/96                         3.60                 724,006
            STAMFORD HFA MFHR
            (Morgan Street Project)
            Series '94 AMT VRDN*
    1,600   8/01/24                         3.35               1,600,000
            STRATFORD BOND
            Series '93 FGIC
    2,000   11/01/96                        3.60               1,999,330
            WATERBURY GO BOND
            Series '93 FGIC
      300   4/15/97                         3.45                 301,721
            WEST HARTFORD GO BAN
            Series '96
    3,000   7/18/96                         3.30               3,000,039
            WESTPORT GO BAN
    3,500   10/17/96                        3.35               3,500,170
                                                              71,450,374
            DISTRICT OF COLUMBIA-3.2%
            DISTRICT OF COLUMBIA
            Series '92 A-2 VRDN*
    3,100   10/01/07                        3.80               3,100,000
            PUERTO RICO-5.5%
            PUERTO RICO HIGHWAY &
            TRANSPORTATION AUTHORITY
            Series X VRDN*
$   4,100   7/01/99                         3.00%             $4,100,000
            PUERTO RICO INDUSTRIAL,
            MEDICAL, HIGHER EDUCATION &
            ENVIRONMENT
            (Ana G. Mendez Educ.
            Foundation Feagm Proj.)
            VRDN*
    1,200   12/01/15                        3.15               1,200,000
                                                               5,300,000
            Total Municipal Bonds
            (amortized cost $79,849,175)                      79,850,374
            COMMERCIAL PAPER-19.1%
            CONNECTICUT-8.6%
            CONNECTICUT HEFA
            (Yale University) Series L
    2,500   8/23/96                         3.55               2,500,000
            CONNECTICUT HEFA
            (Yale University) Series P
    1,350   8/13/96                         3.45               1,350,000
            CONNECTICUT MUNICIPAL
            ELECTRIC ENERGY
            Cooperative Power Supply
            Systems Rev. Series '95A
    2,000   7/12/96                         3.30               2,000,000
            CONNECTICUT MUNICIPAL
            ELECTRIC ENERGY
            Cooperative Power Supply
            Systems Rev. Series '95A
      500   8/15/96                         3.45                 500,000
            CONNECTICUT MUNICIPAL
            ELECTRIC ENERGY
            Cooperative Power Supply
            Systems Rev. Series '95A
      400   7/30/96                         3.50                 400,000
            CONNECTICUT MUNICIPAL
            ELECTRIC ENERGY
            Cooperative Power Supply
            Systems Rev. Series '95A
    1,500   7/25/96                         3.55               1,500,000
                                                               8,250,000


2


                               ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                      YIELD                   VALUE
_______________________________________________________________________________

            PUERTO RICO-10.5%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
$   2,000   8/13/96                         3.50%             $2,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    1,000   7/26/96                         3.55               1,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    3,000   9/11/96                         3.65               3,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    2,000   8/21/96                         3.70               2,000,000
            PUERTO RICO INDUSTRIAL,
            MEDICAL, HIGHER EDUCATION &
            ENVIRONMENT
            (Inter-American Univ. of
            Puerto Rico) Series '88
    2,000   7/12/96                         3.40               2,000,000
                                                              10,000,000

                                                                   VALUE
            Total Commercial Paper
            (amortized cost $18,250,000)                     $18,250,000
            TOTAL INVESTMENTS-102.4%
            (amortized cost $98,099,175)                      98,100,374
            Other assets less
            liabilities-(2.4%)                                (2,287,903)
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            95,840,864 shares
            outstanding)                                     $95,812,471

+ All securities either mature or their interest rate changes in one year or less.
* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMT    Alternative Minimum Tax
BAN    Bond Anticipation Note
FGIC   Financial Guaranty Insurance Company
GO     General Obligation
HEFA   Health & Educational Facility Authority
HFA    Housing Finance Agency/Authority
IDR    Industrial Development Revenue
MFHR   Multi-Family Housing Revenue
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
VRDN   Variable Rate Demand Note

See notes to financial statements.


3


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1996                  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $98,099,175)          $ 98,100,374
  Cash                                                                 360,834
  Receivable for investments sold                                    4,900,000
  Interest receivable                                                  550,046
  Receivable for capital stock sold                                      6,721
  Total assets                                                     103,917,975

LIABILITIES
  Payable for investments purchased                                  8,007,800
  Investment advisory fee payable                                       21,949
  Payable for capital stock redeemed                                    14,701
  Distribution fee payable                                              11,955
  Accrued expenses                                                      49,099
  Total liabilities                                                  8,105,504

NET ASSETS                                                        $ 95,812,471

COMPOSITION OF NET ASSETS
  Capital shares                                                  $ 95,840,864
  Accumulated net realized loss on investments                         (29,592)
  Net unrealized appreciation of investments                             1,199
                                                                  $ 95,812,471

See notes to financial statements.


4


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1996       ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________
INVESTMENT INCOME
  Interest                                                          $3,096,150

EXPENSES
  Advisory fee (Note B)                                $425,285
  Distribution assistance and administrative
    service (Note C)                                    336,585
  Transfer agency (Note B)                               80,248
  Custodian fees                                         65,730
  Printing                                               21,881
  Registration expense                                   21,191
  Audit and legal fees                                   17,435
  Trustees' fees                                          3,276
  Miscellaneous                                          10,128
  Total expenses                                        981,759
  Less: expense reimbursement and fee waiver           (301,303)
                                                                       680,456
  Net investment income                                              2,415,694

UNREALIZED GAIN ON INVESTMENTS
  Net change in unrealized appreciation of investments                   1,199

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,416,893

See notes to financial statements.


5


STATEMENTS OF CHANGES
IN NET ASSETS                  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________
                                                    YEAR ENDED     YEAR ENDED
                                                  JUNE 30, 1996  JUNE 30, 1995
                                                  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $ 2,415,694    $ 1,813,183
  Net realized loss on investments                           -0-        (2,026)
  Net change in unrealized appreciation
    of investments                                        1,199             -0-
  Net increase in net assets from operations          2,416,893      1,811,157

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (2,415,694)    (1,813,183)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              19,820,540     18,678,491
  Total increase                                     19,821,739     18,676,465

NET ASSETS
  Beginning of year                                  75,990,732     57,314,267
  End of year                                       $95,812,471    $75,990,732

See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________
NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Muncipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1996 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the year ended June 30, 1996 for expenses exceeding .80 of 1% of its average daily net assets. For the year ended June 30, 1996, the reimbursement amounted to $216,246. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $45,853 for the year ended June 30, 1996.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25 of 1% of the Portfolio's average daily net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1996, the distribution fee


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                    ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________
amounted to $212,643 of which $85,057 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1996, such payments by the Portfolio amounted to $123,942 of which $92,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996, the Portfolio had a capital loss carryforward of $29,592 of which $10,717 expires in the year 2000, $16,849 expires in the year 2002 and $2,026 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $95,840,864. Transactions, all at $1.00 per share, were as follows:

                                                   YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 1996   JUNE 30, 1995
                                                 -------------   -------------
Shares sold                                        358,252,167     243,757,597
Shares issued on reinvestments of dividends          2,415,694       1,813,183
Shares redeemed                                   (340,847,321)   (226,892,289)
Net increase                                        19,820,540      18,678,491

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each year.

                                                                     YEAR ENDED JUNE 30,
                                            -----------------------------------------------------------------
                                                1996           1995         1994         1993         1992
                                            -------------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $1.00          $1.00        $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .028           .028         .017         .020         .033
LESS: DISTRIBUTIONS
Dividends from net investment income           (.028)         (.028)       (.017)       (.020)       (.033)
Net asset value, end of year                   $1.00          $1.00        $1.00        $1.00        $1.00
TOTAL RETURNS
Total investment return based on net
  asset value (a)                               2.88%          2.78%        1.71%        2.00%        3.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $95,812        $75,991      $57,314      $56,224      $54,751
Ratio to net assets of:
  Expenses, net of waivers and                   .80%           .80%         .77%         .70%         .58%
  Expenses, before waivers and
    reimbursements                              1.15%          1.21%        1.21%        1.16%        1.22%
  Net investment income (b)                     2.84%          2.77%        1.69%        1.97%        3.28%

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Net of expenses reimbursed or waived by the Adviser.


8


INDEPENDENT AUDITOR'S REPORT   ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
July 26, 1996

STATEMENT OF NET ASSETS
JUNE 30, 1996
                                   ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)     SECURITY+                               YIELD           VALUE
_______________________________________________________________________________

           MUNICIPAL BONDS-74.9%
           FLORIDA-74.9%
           ALACHUA INDUSTRIAL
           DEVELOPMENT
           (Sabine Inc. Project)
           Series '95 AMT VRDN*
$ 2,365    9/01/15                                  3.50%    $ 2,365,000
           BROWARD COUNTY
           GO BOND
           (Environmentally-
           Sensitive Land)
  1,000    7/01/96                                  3.63       1,000,000
           BROWARD COUNTY HFA
           MFHR
           (Harbour Town Jacaranda
           Proj.) Series '95B VRDN*
  1,400    12/01/25                                 3.60       1,400,000
           DADE COUNTY IDA
           (DNS Manufacturing
           Project)
           Series '89 AMT VRDN*
  3,475    11/01/09                                 3.60       3,475,000
           DADE COUNTY IDA
           (Dolphins Stadium
           Project)
           Series A VRDN*
  2,000    1/01/16                                  3.35       2,000,000
           DADE COUNTY IDB
           (All Interior Supply Inc.)
           AMT VRDN*
    650    12/01/06                                 3.85         650,000
           DADE COUNTY IDB
           (Arlington Sales Project)
           AMT VRDN*
  1,250    6/01/08                                  3.85       1,250,000
           DADE COUNTY IDB
           (Bentley's Luggage Corp.)
           AMT VRDN*
  1,000    12/01/06                                 3.85       1,000,000
           DADE COUNTY IDB
           (L. Luria & Sons, Inc.)
           AMT VRDN*
  1,000    12/01/01                                 3.85       1,000,000
           DADE COUNTY IDB
           (Pot Company Inc.)
           AMT VRDN*
    600    12/01/06                                 3.85         600,000
           ESCAMBIA COUNTY SFMR
           (Multi County Program)
           Series B AMT PPB*
$ 3,850    4/01/97                                  3.65%    $ 3,850,000
           FLORIDA HFA MFHR
           (Ashley Lake II)
           Series J VRDN*
    200    12/01/11                                 3.55         200,000
           FLORIDA HFA MFHR
           (Banyan Bay Apts.)
           Series '95L VRDN*
  5,275    12/01/25                                 3.55       5,275,000
           FLORIDA HFA MFHR
           (EEE-Carlton Arms II)
           VRDN*
    500    12/01/08                                 3.15         500,000
           FLORIDA HFA MFHR
           (Parrots Landing Project)
           Series '85 VRDN*
  3,500    6/15/25                                  3.30       3,500,000
           FLORIDA HFA MFHR
           (Sunpointe Cove Project)
           VRDN*
  2,500    6/15/25                                  3.30       2,500,000
           FLORIDA HFA MFHR
           (Village Place Project)
           Series '85 VRDN*
    900    11/01/07                                 3.50         900,000
           FLORIDA STATE BOARD OF
           EDUCATION
           (Dept. of Natural
           Resources Preservation)
           AMBAC
  1,000    7/01/96                                  3.72       1,000,000
           HOMESTEAD INSURANCE
           ASSESSMENT REVENUE
           MBIA
  1,175    9/01/96                                  3.25       1,176,858
           JACKSONVILLE HOSPITAL
           REVENUE
           (University Medical
           Center Proj.)
           Series '89 VRDN*
    600    2/01/19                                  3.50         600,000


1


STATEMENT OF NET ASSETS (CONTINUED)
                                   ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)     SECURITY+                               YIELD           VALUE
_______________________________________________________________________________

           JACKSONVILLE IDR
           (Columbia Paving Inc.)
           AMT VRDN*
$   700    9/01/07                                  3.85%    $   700,000
           JACKSONVILLE IDR
           (University of Florida
           Health Science Center)
           Series '89 VRDN*
    900    7/01/19                                  3.70         900,000
           LADY LAKE CAPITAL
           IMPROVEMENT BOND
           AMBAC
    425    10/01/96                                 3.90         425,000
           LEE COUNTY COP
           (Master Lease Project)
           MBIA
    775    10/01/96                                 3.60         775,000
           MANATEE COUNTY SCHOOL
           BOARD COP
           Master Lease Program
           Series '96 MBIA
  1,000    7/01/97                                  3.95       1,002,840
           MANATEE COUNTY SCHOOL
           DISTRICT
           Sales Tax Revenue-
           AMBAC
  1,500    8/01/96                                  3.55       1,500,000
           MARION COUNTY HFA
           MFHR
           (Paddock Place Project)
           Series '85F VRDN*
  2,000    12/01/07                                 3.60       2,000,000
           MARION COUNTY HFA
           MFHR
           (Summer Trace Project)
           Series '85D VRDN*
  2,500    12/01/07                                 3.60       2,500,000
           MARTIN COUNTY
           SOLID WASTE
           (Florida Power & Light)
           Series '93 AMT VRDN*
    350    1/01/27                                  3.80         350,000
           ORANGE COUNTY HFA
           MFHR
           (Sundown Assoc. II)
           Series B VRDN*
$   900    6/01/04                                  3.60%       $900,000
           ORANGE COUNTY
           HFA SFMR
           Series '96B AMT PPB*
  2,500    4/01/97                                  3.65       2,500,000
           ORANGE COUNTY SCHOOL
           DISTRICT TAN
           Series '95
    600    10/16/96                                 3.80         601,182
           PINELLAS COUNTY HEALTH
           FACILITIES AUTHORITY
           (Mease Manor, Inc.)
           Series '95 VRDN*
  4,300    11/01/15                                 3.55       4,300,000
           PINELLAS COUNTY HFA
           MFHR
           (Foxbridge Apt. Project)
           Series '95A VRDN*
  2,400    6/15/25                                  3.30       2,400,000
           PINELLAS COUNTY MFHR
           (Multi County Program)
           Series B AMT PPB*
  4,500    3/01/97                                  3.40       4,500,000
           PINELLAS COUNTY WATER
           REVENUE
           AMBAC
  1,000    10/01/96                                 3.75       1,001,829
           POLK COUNTY IDR
           (Protel Inc.) AMT VRDN*
    450    9/01/07                                  3.85         450,000
           ST. LUCIE PCR
           (Florida Power & Light)
           Series '93 AMT VRDN*
  2,600    1/01/27                                  3.80       2,600,000
           ST. LUCIE SCHOOL DISTRICT
           Series A
    500    2/01/97                                  3.50         500,854


2


                                   ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)     SECURITY+                               YIELD           VALUE
_______________________________________________________________________________

           WAUCHULA IDR
           (Hardee County Center
           Project) VRDN*
$ 4,150    12/01/13                                 3.55%    $ 4,150,000
           Total Municipal Bonds
           (amortized
           cost $68,298,563)                                  68,298,563
           COMMERCIAL PAPER-26.0%
           FLORIDA-22.2%
           ALACHUA COUNTY HEALTH
           FACILITIES AUTHORITY
           (Academic Research
           Building Proj.)
  1,050    8/19/96                                  3.75       1,050,000
           FLORIDA LOCAL
           GOVERNMENT COMM.
           (Assoc. of Counties)
  1,000    8/20/96                                  3.50       1,000,000
           FLORIDA MUNICIPAL
           POWER AGENCY
           Series A
  3,605    8/22/96                                  3.40       3,605,000
           HILLSBOROUGH COUNTY
           (Tampa Intl. Airport)
           Series '94 AMT
  2,600    8/16/96                                  3.70       2,600,000
           HILLSBOROUGH COUNTY
           (Tampa Intl. Airport)
           Series '94 AMT
  2,200    8/23/96                                  3.70       2,200,000
           JACKSONVILLE POLLUTION
           CONTROL
           (Florida Power & Light)
           Series '92
    440    7/08/96                                  3.55         440,000
           JACKSONVILLE POLLUTION
           CONTROL
           (Florida Power & Light)
           Series '94
    500    7/08/96                                  3.55         500,000
           SARASOTA HOSPITAL
           REVENUE
           (Sarasota Memorial
           Hospital) Series A
$ 2,000    8/08/96                                  3.80%    $ 2,000,000
           SARASOTA HOSPITAL
           REVENUE
           (Sarasota Memorial
           Hospital) Series C
    550    7/26/96                                  3.55         550,000
           SARASOTA HOSPITAL
           REVENUE
           (Sarasota Memorial
           Hospital) Series C
    800    7/22/96                                  3.80         800,000
           SUNSHINE STATE
           GOVERNMENT
           FINANCE AGENCY
           Series '86
  1,000    7/12/96                                  3.50       1,000,000
           SUNSHINE STATE
           GOVERNMENT
           FINANCE AGENCY
           Series '86
    700    7/12/96                                  3.55         700,000
           WEST ORANGE MEMORIAL
           HOSPITAL
           Tax Revenue Bonds
           Series 1991A-1
  1,000    7/26/96                                  3.65       1,000,000
           WEST ORANGE MEMORIAL
           HOSPITAL
           Tax Revenue Bonds
           Series 1991A-2
    600    7/11/96                                  3.60         600,000
           WEST ORANGE MEMORIAL
           HOSPITAL
           Tax Revenue Bonds
           Series 1991A-2
  1,150    7/26/96                                  3.65       1,150,000


3


STATEMENT OF NET ASSETS (CONTINUED)
                                   ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)     SECURITY+                               YIELD           VALUE
_______________________________________________________________________________

           WEST ORANGE MEMORIAL
           HOSPITAL
           Tax Revenue Bonds
           Series 1991A-2
$ 1,050    8/14/96                                  3.65%    $ 1,050,000
                                                              20,245,000
           PUERTO RICO-3.8%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
  3,500    8/21/96                                  3.70       3,500,000
           Total Commercial Paper
           (amortized
           cost $23,745,000)                                  23,745,000
           TOTAL INVESTMENTS-100.9%
           (amortized
           cost $92,043,563)                                 $92,043,563
           Other assets less
           liabilities-(0.9%)                                   (864,178)
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           91,181,362 shares
           outstanding)                                      $91,179,385

+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
COP    Certificate of Participation
GO     General Obligation
HFA    Housing Finance Agency/Authority
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDR    Industrial Development Revenue
MBIA   Municipal Bond Investors Assurance
MFHR   Multi-Family Housing Revenue
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
SFMR   Single Family Mortgage Revenue
TAN    Tax Anticipation Note
VRDN   Variable Rate Demand Note

See notes to financial statements.


4


STATEMENT OF OPERATIONS
JULY 28, 1995* TO JUNE 30, 1996    ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $2,130,586

EXPENSES
  Advisory fee (Note B)                               $ 288,369
  Distribution assistance and administrative
    service (Note C)                                    242,654
  Custodian fees                                         62,397
  Registration fees                                      34,142
  Transfer agency (Note B)                               31,058
  Audit and legal fees                                   22,791
  Printing                                               19,044
  Amortization of organizational expense                  4,021
  Trustees fees                                           3,430
  Miscellaneous                                           4,388
  Total expenses                                        712,294
  Less: expense reimbursement and fee waiver           (380,221)
                                                                       332,073
  Net investment income                                              1,798,513

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                      (1,977)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,796,536

*  Commencement of operations

See notes to financial statements.


5


STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

                                                                 JULY 28, 1995*
                                                                       TO
                                                                 JUNE 30, 1996
                                                                 --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                            $ 1,798,513
  Net realized loss on investments                                      (1,977)
  Net increase in net assets from operations                         1,796,536

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                             (1,798,513)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                                             91,181,362
  Total increase                                                    91,179,385

NET ASSETS
  Beginning of period                                                       -0-
  End of period                                                    $91,179,385

*  Commencement of operations

See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                      ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2000.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the period ended June 30, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for all expenses from July 28, 1995 (commencement of operations) to September 10, 1995, from September 11, 1995 to October 22, 1995 for expenses exceeding .20 of 1% of its average daily net assets, from October 23, 1995 to January 2, 1996 for expenses exceeding .40 of 1% of its average daily net assets, from January 3, 1996 to March 3, 1996 for expenses exceeding .60 of 1% of its average daily net assets and from March 4, 1996 to June 30, 1996 for expenses exceeding .65 of 1% of its average daily net assets. For the period ended June 30, 1996, the reimbursement amounted to $322,547. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,539 for the period ended June 30, 1996.


7


NOTES TO FINANCIAL STATEMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the period ended June 30, 1996, the distribution fee amounted to $144,185 of which $57,674 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the period ended June 30, 1996, such payments by the Portfolio amounted to $98,469 of which $46,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carryforward of $1,977 which expires in the year 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $91,181,362. Transactions, all at $1.00 per share, were as follows:

                                                               JULY 28, 1995(A)
                                                                   THROUGH
                                                               JUNE 30, 1996
                                                               ----------------
Shares sold                                                       355,151,881
Shares issued on reinvestments of dividends                         1,798,513
Shares redeemed                                                  (265,769,032)
Net increase                                                       91,181,362

(a)  Commencement of operations.


8


                                   ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout the period.

                                                                       JULY 28,
                                                                       1995(A)
                                                                       THROUGH
                                                                       JUNE 30,
                                                                         1996
                                                                      ---------
Net asset value, beginning of period                                     $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                     .030

LESS DISTRIBUTIONS
Dividends from net investment income                                     (.030)
Net asset value, end of period                                           $1.00
Total investment return based on net asset value (b)(c)                   3.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $91,179
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements (c)                          .58%
  Expenses, before waivers and reimbursements (c)                         1.24%
  Net investment income (c)(d)                                            3.12%

(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


9


INDEPENDENT AUDITOR'S REPORT       ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
We have audited the accompanying statement of net assets of the Florida Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the period indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Florida Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the period indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
July 26, 1996


10

STATEMENT OF NET ASSETS
JUNE 30, 1996                   ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                      YIELD                   VALUE
_______________________________________________________________________________

            MUNICIPAL BONDS-76.1%
            NEW JERSEY-71.6%
            CAMDEN COUNTY MUNICIPAL
            UTILITY AUTHORITY
            Sewer Revenue FGIC
$   1,000   7/15/96                         3.66%            $ 1,000,113
            ESSEX COUNTY
            IMPROVEMENT AUTHORITY
            (County Asset Sale Proj.)
            Series '95 VRDN*
    3,500   12/01/25                        3.20               3,500,000
            FORT LEE
            Refunding Notes
    2,670   5/23/97                         3.70               2,682,758
            FORT LEE
            Refunding Notes
      620   5/23/97                         3.75                 622,399
            FREEHOLD TOWNSHIP
            GO BOND
            FGIC
      550   9/01/96                         3.85                 550,723
            GLOUCESTER COUNTY
            BOND
    1,500   9/01/96                         3.90               1,499,488
            GLOUCESTER COUNTY
            BOND
            Series '95 MBIA
      190   11/01/96                        3.82                 190,699
            GLOUCESTER COUNTY PCR
            (Mobil Oil Co.) VRDN*
    2,000   12/01/03                        3.00               2,000,000
            HACKENSACK BAN
    2,958   12/19/96                        3.50               2,961,331
            HUDSON COUNTY UTILITY
            SYSTEMS AUTHORITY
            Pre-Refunded
    1,960   7/01/96                         3.25               1,960,000
            JERSEY CITY
            School Promissory Note
    2,000   3/07/97                         3.55               2,002,595
            JERSEY CITY BAN
    1,500   9/27/96                         3.90               1,502,948
            JERSEY CITY BAN
    1,500   9/27/96                         3.90               1,500,345
            MIDDLESEX COUNTY
            BOND
            Pre-Refunded
    2,250   7/15/96                         3.80               2,297,287
            MORRIS COUNTY BOND
            County College
            Series '95
$   1,000   7/15/96                         3.62%            $ 1,000,699
            MORRIS COUNTY BOND
            General Improvement
            Series '95
    1,226   7/15/96                         3.62               1,226,856
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Epitaxx, Inc.)
            Series '91 AMT VRDN*
    4,500   8/01/16                         3.55               4,500,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Hillcrest Health Services)
            Series '95 VRDN*
    4,000   1/01/22                         3.15               4,000,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Kinder-Care Learning
            Centers) Series D VRDN*
      390   10/01/00                        3.70                 390,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            Composite Issue '92 Series
            U AMT VRDN*
    2,140   12/01/02                        3.35               2,140,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            IDR
            (Economic Growth)
            Series B AMT VRDN*
    1,600   8/01/04                         3.25               1,600,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            IDR
            (STP Company Project)
            Series '92 VRDN*
    2,885   7/01/06                         3.20               2,884,999
            NEW JERSEY EDUCATIONAL
            FACILITIES AUTHORITY
            Higher Education
            Equipment Leasing
            Fund A MBIA
      750   9/01/96                         5.00                 751,675
            NEW JERSEY HFA SFMR
            Eagle Trust (Home Owner
            Mtg.) Series C-D MBIA
            VRDN*
    4,100   10/01/15                        3.44               4,100,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________


 PRINCIPAL
 AMOUNT
 (000)     SECURITY+                      YIELD                   VALUE
_______________________________________________________________________________

            NEWARK HEALTHCARE
            FACILITY REVENUE
            (Urban Renewal Corp.
            Care Fac.) Series A VRDN*
$   3,015   6/01/30                         3.65%            $ 3,015,000
            NORTH BERGEN TOWNSHIP
            BOARD OF EDUCATION
            Promissory Note
    4,000   3/14/97                         3.30               4,005,429
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            (Versatile Structure)
            Series 1 AMT VRDN*
    5,400   8/01/28                         3.70               5,400,000
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            (Versatile Structure)
            Series 3 VRDN*
    4,000   6/01/20                         3.55               4,000,000
            SALEM COUNTY PCR
            (Dupont Corp.)
            Series '82A VRDN*
    2,100   3/01/12                         3.65               2,100,000
            SOMERS POINT BOARD OF
            EDUCATION
            FSA
      450   3/01/97                         3.35                 453,939
            UNION CITY GO FSA
      225   7/15/96                         3.65                 225,090
            VOORHEES TOWNSHIP
            WATER & SEWER BOND
            MBIA
      300   10/15/96                        4.85                 300,833
            WEST DEPTFORD
            TOWNSHIP GO
            Series '96
      900   3/01/97                         3.50                 900,000
            WOODBRIDGE TOWNSHIP
            BAN
    1,000   7/03/96                         3.75                 999,993
            WOODBRIDGE TOWNSHIP
            BAN
    2,000   7/03/96                         3.77               1,999,979
                                                              70,265,178
            PUERTO RICO-4.5%
            PUERTO RICO HIGHWAY &
            TRANSPORTATION AUTHORITY
            Series X VRDN*
    2,500   7/01/99                         3.00               2,500,000
            PUERTO RICO INDUSTRIAL,
            MEDICAL &
            ENVIRONMENTAL PCR
            (Key Pharmaceuticals)
            PPB*
$   1,900   12/01/96                        3.80%            $ 1,900,757
                                                               4,400,757
            Total Municipal Bonds
            (amortized cost
            $74,662,630)                                      74,665,935
            COMMERCIAL PAPER-20.5%
            NEW JERSEY-16.4%
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Chambers Cogeneration )
            Series '91 AMT
    1,000   7/12/96                         3.40               1,000,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Chambers Cogeneration )
            Series '91 AMT
    1,000   9/10/96                         3.40               1,000,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Chambers Cogeneration )
            Series '91 AMT
    1,500   10/23/96                        3.55               1,500,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Logan-1992 Project)
            AMT
    1,500   7/19/96                         3.30               1,500,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Logan-1992 Project)
            AMT
      500   7/26/96                         3.30                 500,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Logan-1992 Project)
            AMT
    2,000   7/12/96                         3.35               2,000,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Logan-1992 Project)
            AMT
    2,000   9/10/96                         3.40               2,000,000


2


                                ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
 AMOUNT
 (000)     SECURITY+                      YIELD                   VALUE
_______________________________________________________________________________

            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Logan-1992 Project)
            AMT
$   2,000   10/24/96                        3.60%            $ 2,000,000
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            AMT
    4,550   7/10/96                         3.20               4,550,000
                                                              16,050,000
            PUERTO RICO-4.1%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    1,000   7/26/96                         3.55               1,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    2,000   8/16/96                         3.60               2,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
$   1,000   8/21/96                         3.70%            $ 1,000,000
                                                               4,000,000
            Total Commercial Paper
            (amortized cost
            $20,050,000)                                      20,050,000
            TOTAL INVESTMENTS-96.6%
            (amortized cost $94,712,630)                      94,715,935
            Other assets
            less liabilities-3.4%                              3,382,358
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            98,096,271 shares
            outstanding)                                     $98,098,293

+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMT    Alternative Minimum Tax
BAN    Bond Anticipation Note
FGIC   Financial Guaranty Insurance Company
FSA    Financial Security Assurance
GO     New Jersey Obligation
HFA    Housing Finance Agency/Authority
IDR    Industrial Development Revenue
MBIA   Municipal Bond Investors Assurance
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
SFMR   Single Family Mortgage Revenue
VRDN   Variable Rate Demand Note

See notes to financial statements.


3


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1996        ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________
INVESTMENT INCOME
  Interest                                                          $3,300,284

EXPENSES
  Advisory fee (Note B)                              $  451,214
  Distribution assistance and administrative
    service (Note C)                                    328,198
  Transfer agency (Note B)                              148,119
  Custodian fees                                         66,870
  Printing                                               27,282
  Registration fees                                      18,161
  Audit and legal fees                                   16,660
  Trustees' fees                                          2,846
  Amortization of organization expense                    2,031
  Miscellaneous                                          11,225
  Total expenses                                      1,072,606
  Less: expense reimbursement and fee waiver           (334,601)
                                                                       738,005
  Net investment income                                              2,562,279

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                         (32)
  Net change in unrealized appreciation
    of investments                                                       3,305
  Net gain on investments                                                3,273

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,565,552

See notes to financial statements.


4


STATEMENTS OF CHANGES
IN NET ASSETS                   ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________
                                                    YEAR ENDED     YEAR ENDED
                                                  JUNE 30, 1996   JUNE 30,1995
                                                  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $ 2,562,279    $ 1,736,484
  Net realized loss on investments                          (32)        (1,251)
  Net change in unrealized appreciation
    of investments                                        3,305             -0-
  Net increase in net assets from operations          2,565,552      1,735,233

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (2,562,279)    (1,736,484)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              23,962,316     37,225,371
  Total increase                                     23,965,589     37,224,120

NET ASSETS
  Beginning of year                                  74,132,704     36,908,584
  End of year                                       $98,098,293    $74,132,704

See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                   ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________
NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through February 7, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1995 to March 3, 1996 for expenses exceeding .80 of 1% of its average daily net assets and from March 4, 1996 to June 30, 1996 for expenses exceeding .85 of 1% of its average daily net assets. For the year ended June 30, 1996, the reimbursement amounted to $244,358. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $90,636 for the year ended June 30, 1996.


6


                                ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________
NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the year ended June 30, 1996, the distribution fee amounted to $225,607 of which $90,243 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1996, such payments by the Portfolio amounted to $102,591 of which $92,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carryforward of $1,283, of which $1,251 expires in 2003 and $32 expires in 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $98,096,271. Transactions, all at $1.00 per share, were as follows:

                                                    YEAR ENDED      YEAR ENDED
                                                     JUNE 30,        JUNE 30,
                                                       1996            1995
                                                   -----------      ----------
Shares sold                                        392,300,834     365,818,445
Shares issued on reinvestments of dividends          2,562,279       1,736,484
Shares redeemed                                   (370,900,797)   (330,329,558)
Net increase                                        23,962,316      37,225,371


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                     ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________
NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                                                     FEB. 7,
                                                                     1994(A)
                                              YEAR ENDED JUNE 30,   THROUGH
                                             --------------------    JUNE 30,
                                                1996        1995      1994
                                               ------      ------   --------
Net asset value, beginning of period           $1.00       $1.00     $1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .028        .029      .008
LESS DISTRIBUTIONS
Dividends from net investment income           (.028)      (.029)    (.008)
Net asset value, end of period                 $1.00       $1.00     $1.00
TOTAL RETURNS
Total investment return based on net
  asset value (b)                               2.89%       2.93%     2.08%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $98,098     $74,133   $36,909
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .82%        .74%      .70%(c)
  Expenses, before waivers and
    reimbursements                              1.19%       1.29%     1.93%(c)
Net investment income (d)                       2.84%       2.98%     2.07%(c)

(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


8


INDEPENDENT AUDITOR'S REPORT    ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
We have audited the accompanying statement of net assets of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
July 26, 1996

STATEMENT OF NET ASSETS
JUNE 30, 1996                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           MUNICIPAL BONDS-67.9%
           NEW YORK-67.9%
           BROOME COUNTY GO
           Series '96
$  3,090   4/18/97                                 3.69%     $ 3,100,322
           DUTCHESS COUNTY IDR
           (Toys 'R' Us/NYTEX) Series '84 VRDN*
   1,000   11/01/19                                3.43        1,000,000
           ERIE COUNTY RAN
           Series '95
   7,500   9/20/96                                 3.85        7,510,386
           FRANKLIN COUNTY IDR
           (KES Chateaugay L.P.)
           Series '91A AMT VRDN*
  14,900   7/01/21                                 3.40       14,900,000
           HEMPSTEAD BAN
           Series '96A
   5,100   2/28/97                                 3.50        5,099,824
           ISLIP IDA
           (Radiation Dynamics)
           Series '88A AMT VRDN*
   6,000   1/01/09                                 3.83        6,000,000
           NEW YORK CITY GO
           Series '95F-3 VRDN*
  11,400   2/15/13                                 3.45       11,400,000
           NEW YORK CITY GO
           Series '95F-5 VRDN*
   4,500   2/15/16                                 3.40        4,500,000
           NEW YORK CITY GO
           Series '95F-6 VRDN*
   7,300   2/15/18                                 3.45        7,300,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (400 West 59th Street Dev.)
           Series A-1 AMT VRDN*
  16,000   11/01/30                                3.35       16,000,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (East 96th Street Project) VRDN*
   4,300   8/01/15                                 3.30        4,300,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (Queenswood Apts. Project)
           Series '89A VRDN*
   3,700   2/01/17                                 3.40        3,700,000
           NEW YORK CITY IDA
           (Brooklyn Navy Yard Project)
           Series '95A AMT VRDN*
  15,900   7/01/29                                 3.50%      15,900,000
           NEW YORK CITY IDA
           (Japan Airlines Co.)
           Series '91 AMT VRDN*
   5,500   11/01/15                                3.65        5,500,000
           NEW YORK CITY IDA
           (Nippon Cargo Air Project)
           Series '92 AMT VRDN*
  18,000   11/01/15                                4.30       18,000,000
           NEW YORK CITY IDA
           (Stroheim & Romann Inc.)
           Series '85 VRDN*
   1,500   12/01/15                                3.20        1,500,000
           NEW YORK STATE ERDA PCR
           (Long Island Lighting Co.)
           Series A PPB*
   4,800   3/01/97                                 3.25        4,798,616
           NEW YORK STATE ERDA PCR
           (Long Island Lighting Co.)
           Series B PPB*
  10,000   3/01/97                                 3.25       10,000,000
           NEW YORK STATE ERDA PCR
           (New York State Electric & Gas)
           Series '85 PPB*
  10,000   3/15/97                                 3.30       10,000,000
           NEW YORK STATE ERDA PCR
           (Rochester Gas & Electric)
           Series '84 VRDN*
   2,000   10/01/14                                3.45        2,000,000
           NEW YORK STATE ERDA UTIL. REV.
           (Rochester Gas & Electric)
           Series '85 PPB*
   5,000   11/15/96                                3.75        5,000,000
           NEW YORK STATE HFA
           Pre-Refunded
   3,015   11/01/96                                3.60        3,057,501


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           NEW YORK STATE HFA MFHR
           (Normandie Court II)
           Series '87A AMT VRDN*
$ 10,800   11/01/02                                3.30%     $10,800,000
           NEW YORK STATE JOB DEV. AUTHORITY
           Series '86A-1 AMT VRDN*
   1,995   3/01/00                                 3.86        1,995,000
           NEW YORK STATE JOB DEV. AUTHORITY
           Series '86C-1 AMT VRDN*
     835   3/01/00                                 3.86          835,000
           NEW YORK STATE LOCAL
           GOVERNMENT ASSIST. CORP.
           Series '95C VRDN*
   1,100   4/01/25                                 3.05        1,100,000
           NEW YORK STATE LOCAL
           GOVERNMENT ASSIST. CORP.
           Series '95E VRDN*
  10,000   4/01/25                                 3.10       10,000,000
           NEW YORK STATE MEDICAL
           CARE FACILITIES AUTHORITY
           Eagle Trust Series 953202
           (New York Hospital) VRDN* AMBAC
  14,000   8/15/24                                 3.44       14,000,000
           NEW YORK STATE MORTGAGE AGENCY
           16th Series AMT PPB*
   3,000   7/01/96                                 3.25        3,000,000
           NEWBURGH IDA
           (Mt. St. Mary College Civic Fac.)
           Series '91 VRDN*
   1,600   10/01/11                                3.25        1,600,000
           NIAGARA COUNTY IDA
           (Pyron Corp. Project)
           Series '89 AMT VRDN*
   2,631   11/01/04                                3.45        2,631,000
           ONTARIO COUNTY IDA
           (Ultrafab Inc.) Series '95
           AMT VRDN*
   2,200   12/01/15                                3.30        2,200,000
           PORT AUTHORITY OF NEW YORK
           AND NEW JERSEY
           (Versatile Structure Series)
           AMT VRDN*
   6,500   8/01/28                                 3.35        6,500,000
           ROCHESTER GO BAN
           Series I
   2,400   10/31/96                                3.80%       2,405,406
           SUFFOLK COUNTY IDA
           (Nissequogue Cogen Partners)
           Series '93 AMT VRDN*
   1,200   12/15/23                                3.35        1,200,000
           UNITED NATIONS DEVELOPMENT CORP.
           Pre-Refunded
   2,000   7/01/96                                 4.00        2,040,000
           WESTCHESTER COUNTY IDR
           (Hitachi America) VRDN*
   1,500   7/01/98                                 4.00        1,500,000
           YONKERS IDA
           (Consumer Union Facility)
           Series '91 VRDN*
   1,700   7/01/21                                 3.55        1,700,000
           YONKERS IDA
           (Consumers Union Facility)
           Series '91 VRDN*
     600   7/01/19                                 3.55          600,000

           Total Municipal Bonds
           (amortized cost $224,672,308)                     224,673,055

           COMMERCIAL PAPER-29.8%
           NEW YORK-27.6%
           NEW YORK CITY GO
           Series '96
   8,000   8/22/96                                 3.50        8,000,000
           NEW YORK CITY MUNICIPAL WATER
           AUTHORITY
           Series '94
   5,000   8/08/96                                 3.65        5,000,000
           NEW YORK CITY MUNICIPAL WATER
           AUTHORITY
           Series 3
   2,500   9/12/96                                 3.35        2,500,000
           NEW YORK CITY MUNICIPAL WATER
           AUTHORITY
           Series 3
   2,500   8/09/96                                 3.50        2,500,000
           NEW YORK CITY MUNICIPAL
           WATER AUTHORITY
           Series 3
   4,000   7/23/96                                 3.60        4,000,000
           NEW YORK CITY MUNICIPAL
           WATER AUTHORITY
           Series 4
   3,000   8/01/96                                 3.20        2,999,454


2



                                  ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           NEW YORK CITY MUNICIPAL
           WATER AUTHORITY
           Series 4
$  4,000   8/28/96                                 3.20%     $ 4,000,000
           NEW YORK CITY MUNICIPAL
           WATER AUTHORITY
           Series 4
   2,000   7/22/96                                 3.45        2,000,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
           Series '89A
   2,400   7/24/96                                 3.55        2,400,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
           Series '89A
   4,000   8/23/96                                 3.55        4,000,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
           Series '89A
   4,000   7/25/96                                 3.60        4,000,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
           Series '89A
   1,700   8/13/96                                 3.65        1,700,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
           Series '89B
   1,500   7/12/96                                 3.40        1,500,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
           Series '89B
   1,600   8/06/96                                 3.70        1,600,000
           NEW YORK STATE ENVIRONMENTAL FACILITY
           (General Electric Co.) Series '87A
   1,500   8/07/96                                 3.40        1,500,000
           NEW YORK STATE ENVIRONMENTAL FACILITY
           (General Electric Co.)
           Series '92A AMT
   1,200   7/31/96                                 3.25        1,200,000
           NEW YORK STATE ENVIRONMENTAL FACILITY
           (General Electric Co.)
           Series '92A AMT
   5,000   8/28/96                                 3.30%       5,000,000
           NEW YORK STATE ENVIRONMENTAL FACILITY
           (General Electric Co.)
           Series '92A AMT
   5,600   8/06/96                                 3.70        5,600,000
           NIAGARA COUNTY IDA
           (American Ref-Fuel Co.)
           Series '94B AMT
   4,000   7/30/96                                 3.70        4,000,000
           NIAGARA COUNTY IDA
           (American Ref-Fuel Co.)
           Series '94B AMT
   5,100   7/17/96                                 3.70        5,100,000
           NIAGARA COUNTY IDA
           (American Ref-Fuel Co.)
           Series '94B AMT
   4,000   8/05/96                                 3.75        4,000,000
           NIAGARA COUNTY IDA
           (American Ref-Fuel Co.)
           Series '94B AMT
   3,400   7/23/96                                 3.80        3,400,000
           NIAGARA COUNTY IDA
           (American Ref-Fuel Co.)
           Series '94C AMT
   1,500   7/31/96                                 3.75        1,500,000
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY AMT
   3,010   8/22/96                                 3.30        3,010,000
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY AMT
   6,000   8/23/96                                 3.35        6,000,000
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY AMT
   4,980   7/31/96                                 3.60        4,980,000
                                                             -----------
                                                              91,489,454


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           PUERTO RICO-2.2%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
$  2,200   8/13/96                                 3.50%     $ 2,200,000
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
   1,000   7/26/96                                 3.55        1,000,000
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
   4,000   8/21/96                                 3.70        4,000,000
                                                             -----------
                                                               7,200,000

           Total Commercial Paper
           (amortized cost $98,687,870)                      $98,689,454

           TOTAL INVESTMENTS-97.7%
           (amortized cost $323,360,178)                     323,362,509
           Other assets less liabilities-2.3%                  7,621,322

           NET ASSETS-100%
           (offering and redemption price
           of $1.00 per share; 331,045,497
           shares outstanding)                              $330,983,831


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
BAN    Bond Anticipation Note
ERDA   Energy Research & Development Authority
GO     General Obligation
HFA    Housing Finance Agency/Authority
IDA    Industrial Development Authority
IDR    Industrial Development Revenue
MFHR   Multi-Family Housing Revenue
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
RAN    Revenue Anticipation Note
VRDN   Variable Rate Demand Note

See notes to financial statements.


4



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1996          ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $10,186,781

EXPENSES
  Advisory fee (Note B)                               $1,387,802
  Distribution assistance and administrative
    service (Note C)                                     873,774
  Transfer agency (Note B)                               382,867
  Custodian fees                                          87,288
  Printing                                                55,631
  Registration fees                                       35,348
  Audit and legal fees                                    17,583
  Trustees' fees                                           3,605
  Miscellaneous                                            8,196
  Total expenses                                       2,852,094
  Less: expense reimbursement and fee waiver            (492,831)
                                                                      2,359,263
  Net investment income                                               7,827,518

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                          308
  Net change in unrealized appreciation of investments                    2,331
  Net gain on investments                                                 2,639

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 7,830,157


See notes to financial statements.


5



STATEMENTS OF CHANGES
IN NET ASSETS                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

                                                    YEAR ENDED     YEAR ENDED
                                                   JUNE 30,1996   JUNE 30,1995
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  7,827,518   $  4,645,810
  Net realized gain (loss) on investments                   308        (13,089)
  Net change in unrealized appreciation of
    investments                                           2,331         (4,676)
  Net increase in net assets from operations          7,830,157      4,628,045

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (7,827,518)    (4,645,810)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                             153,727,353     14,432,230
  Total increase                                    153,729,992     14,414,465

NET ASSETS
  Beginning of year                                 177,253,839    162,839,374
  End of year                                      $330,983,831   $177,253,839


See notes to financial statements.


6



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1996, the Adviser also voluntarily agreed to reimburse the Portfolio for expenses exceeding .85 of 1% of its average daily net assets. For the year ended June 30, 1996, the reimbursement amounted to $215,270. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $236,865 for the year ended June 30, 1996.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.


7



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                       ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

For the year ended June 30, 1996, the distribution fee amounted to $693,901 of which $277,561 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1996, such payments by the Portfolio amounted to $179,873 of which $95,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996, the Portfolio had a capital loss carryforward of $20,597, of which $7,508 expires in the year 2002 and $13,089 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $331,002,099. Transactions, all at $1.00 per share, were as follows:

                                                   YEAR ENDED       YEAR ENDED
                                                 JUNE 30, 1996    JUNE 30, 1995
                                                ---------------  --------------
Shares sold                                      1,218,028,397     660,452,860
Shares issued on reinvestments of dividends          7,827,518       4,645,810
Shares redeemed                                 (1,072,128,562)   (650,666,440)
Net increase                                       153,727,353      14,432,230


NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each year.

                                                         YEAR ENDED JUNE 30,
                                         -----------------------------------------------------
                                             1996       1995       1994       1993       1992
                                         ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year          $1.00      $1.00      $1.00      $1.00      $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                        .028       .028       .018       .019       .034

LESS DISTRIBUTIONS
Dividends from net investment income        (.028)     (.028)     (.018)     (.019)     (.034)
Net asset value, end of year                $1.00      $1.00      $1.00      $1.00      $1.00

TOTAL RETURNS
Total investment return based on
  net asset value (a)                        2.87%      2.84%      1.77%      1.94%      3.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year(000's omitted)   $330,984   $177,254   $162,839   $100,529   $100,476
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                            .85%       .85%       .84%       .80%       .80%
  Expenses, before waivers and
    reimbursements                           1.03%      1.03%      1.08%      1.06%      1.12%
  Net investment income (b)                  2.82%      2.81%      1.77%      1.91%      3.35%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Net of expenses reimbursed or waived by the Adviser.


8



INDEPENDENT AUDITOR'S REPORT      ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO

We have audited the accompanying statement of net assets of the New York Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New York Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
July 26, 1996


9

STATEMENT OF NET ASSETS
JUNE 30, 1996                     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                             YIELD            VALUE
_______________________________________________________________________________

            MUNICIPAL BONDS-81.2%
            VIRGINIA-78.1%
            ALEXANDRIA REDEV. &
            HOUSING MFHR
            (Crystal City Apts. Proj.)
            Series '90A AMT VRDN*
$   3,500   12/15/18                               3.65%     $ 3,500,000
            AMELIA COUNTY IDA
            (Chambers Waste Systems,
            Inc.) AMT VRDN*
    4,000   7/01/07                                3.75        4,000,000
            AMHERST IDA SOLID
            WASTE
            (Nekoosa Packaging)
            AMT VRDN*
    2,750   7/01/11                                3.65        2,750,000
            ARLINGTON COUNTY
            (Ballston Public Parking
            Facility)
            Series '84 VRDN*
    1,500   8/01/17                                3.35        1,500,000
            BOTETOURT COUNTY IDA
            (Emkay Holdings L.L.C.)
            Series '95 AMT VRDN*
    3,500   10/01/05                               3.40        3,500,000
            CAMPBELL COUNTY PCR
            (Georgia Pacific Power)
            AMT VRDN*
    3,000   12/01/19                               3.65        3,000,000
            CHARLES CITY IDA
            (Chambers Dev. of VA,
            Inc.)
            Series '96 AMT VRDN*
    1,500   4/01/16                                3.75        1,500,000
            FAIRFAX COUNTY IDA
            HOSPITAL REVENUE
            (Fairfax Hospital)
            Series '88B VRDN*
    1,200   10/01/25                               3.60        1,200,000
            FAIRFAX COUNTY IDA
            HOSPITAL REVENUE
            (INova Health Services)
            Series '88C VRDN*
    1,400   10/01/25                               3.60        1,400,000
            FAIRFAX COUNTY REDEV.
            HOUSING AUTHORITY
            (Chase Commons Project)
            Series '84A VRDN*
    3,000   12/01/06                               3.43        3,000,000
            FLUVANNA COUNTY IDA
            (Edgecomb Metals Co.)
            VRDN*
$   3,800   12/01/09                               3.30%     $ 3,800,000
            HAMPTON COUNTY REDEV.
            HOUSING AUTHORITY
            (Chase Hampton Project)
            Series '84A VRDN*
    2,500   12/01/06                               4.08        2,500,000
            HAMPTON ROADS JAIL
            AUTHORITY
            Series '96B VRDN*
    4,000   7/01/16                                3.50        4,000,000
            JAMES CITY COUNTY BOND
            FGIC
      960   12/15/96                               3.70          971,495
            LOUDOWN COUNTY IDA
            (Kinder-Care Learning
            Centers)
            Series A VRDN*
      394   6/01/02                                3.70          394,000
            METRO DC AIRPORTS
            AUTHORITY
            Series A MBIA AMT
      200   10/01/96                               3.90          200,644
            NORFOLK BOND
            Pre-Refunded
    1,900   6/01/97                                3.62        1,981,375
            NORFOLK GO EAGLE TRUST
            Series 944601 VRDN*
    3,900   6/01/06                                3.44        3,900,000
            NORFOLK WATER REVENUE
            BOND
            MBIA
      480   11/01/96                               3.45          482,427
            PRINCE WILLIAM COUNTY
            COP
            MBIA
    2,540   12/01/96                               3.45        2,545,634
            RICHMOND
            REDEVELOPMENT
            MFHR AMT
            (Tobacco Row)
            Series '89B-8 VRDN*
    3,555   10/01/24                               3.70        3,555,000


1


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                             YIELD            VALUE
_______________________________________________________________________________

            VIRGINIA BEACH
            DEVELOPMENT
            AUTHORITY
            (Kinder-Care Learning
            Centers)
            Series D VRDN*
$     866   10/01/00                               3.70%      $  866,000
            VIRGINIA GO BOND
            Series A
    1,400   12/01/96                               3.50        1,409,950
            VIRGINIA GO EAGLE TRUST
            Series 954601 VRDN*
    3,000   6/01/21                                3.44        3,000,000
            VIRGINIA HOUSING
            AUTHORITY SFMR
            Series D PPB*
    6,000   7/16/96                                3.35        6,000,000
            VIRGINIA HOUSING
            DEVELOPMENT AUTHORITY
            (AHC Service Corp.-
            Lee Gardens)
            Series '87A VRDN*
    3,500   9/01/17                                3.50        3,500,000
            VIRGINIA HOUSING
            DEVELOPMENT AUTHORITY
            Series I AMT
    1,075   5/01/97                                3.90        1,075,423
            VIRGINIA HOUSING
            DEVELOPMENT
            AUTHORITY MFHR
            Series L AMT
      445   11/01/96                               4.25          444,632
            VIRGINIA PUBLIC
            SCHOOL AUTHORITY
            Pre-Refunded
    2,325   1/01/97                                3.25        2,415,696
            VIRGINIA PUBLIC
            SCHOOL AUTHORITY
            Series A Pre-Refunded
    1,500   1/01/97                                3.65        1,552,908
                                                              69,945,184
            PUERTO RICO-3.1%
            PUERTO RICO HIGHWAY &
            TRANSPORTATION AUTHORITY
            Series X VRDN*
      400   7/01/99                                3.00          400,000
            PUERTO RICO INDUSTRIAL,
            MEDICAL &
            ENVIRONMENTAL PCR
            (Key Pharmaceuticals)
            PPB*
$   2,400   12/01/96                               3.60%     $ 2,401,946
                                                               2,801,946
            Total Municipal Bonds
            (amortized
            cost $72,746,385)                                 72,747,130
            COMMERCIAL PAPER-17.4%
            VIRGINIA-10.7%
            CHESAPEAKE IDA
            (Virginia Electric &
            Power Co.)
            Series '85
    2,000   8/20/96                                3.70        2,000,000
            CHESTERFIELD COUNTY
            PCR
            (Virginia Electric &
            Power Co.)
            Series '87
    1,585   8/08/96                                3.65        1,585,000
            CHESTERFIELD COUNTY
            PCR
            (Virginia Electric &
            Power Co.)
            Series '87B
    1,000   8/15/96                                3.65        1,000,000
            FAIRFAX COUNTY IDA
            HOSPITAL REVENUE
            (INova Health Services)
            Series '93B
    1,000   7/29/96                                3.65        1,000,000
            LOUISA PCR
            (Virginia Electric &
            Power Co.)
            Series '87
      500   8/12/96                                3.70          500,000
            PENINSULA PORT AUTHORITY
            (Chessie & Ohio Project)
            Series '92
    2,000   7/12/96                                3.50        2,000,001
            PENINSULA PORT AUTHORITY
            (Chessie & Ohio Project)
            Series '92
    1,500   8/15/96                                3.65        1,500,000
                                                               9,585,001


2


                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                             YIELD            VALUE
_______________________________________________________________________________

            PUERTO RICO-6.7%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
$   3,000   7/16/96                                3.50%     $ 3,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    1,000   7/26/96                                3.55        1,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    2,000   8/21/96                                3.70        2,000,000
                                                               6,000,000
            Total Commercial Paper
            (amortized cost $15,585,001)                      15,585,001

                                                                   VALUE
            TOTAL INVESTMENTS-98.6%
            (amortized cost $88,331,386)                     $88,332,131
            Other assets less liabilities-1.4%                 1,224,711
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            89,564,122 shares
            outstanding)                                     $89,556,842

+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMT    Alternative Minimum Tax
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Company
GO     Virginia Obligation
IDA    Industrial Development Authority
MBIA   Municipal Bond Investors Assurance
MFHR   Multi-Family Housing Revenue
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
SFMR   Single Family Mortgage Revenue
VRDN   Variable Rate Demand Note

See notes to financial statements.


3


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1996          ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________
INVESTMENT INCOME
  Interest                                                          $3,082,007

EXPENSES
  Advisory fee (Note B)                               $ 417,867
  Distribution assistance and administrative
    service (Note C)                                    367,236
  Custodian fees                                         64,227
  Transfer agency (Note B)                               44,100
  Printing                                               25,454
  Registration fees                                      20,000
  Audit and legal fees                                   10,316
  Trustees' fees                                          3,364
  Amortization of organization expense                    1,705
  Miscellaneous                                           9,711
  Total expenses                                        963,980
  Less: expense reimbursement and fee waiver           (314,158)
                                                                       649,822
  Net investment income                                              2,432,185

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                        (128)
  Net change in unrealized appreciation of investments                     745
  Net gain on investments                                                  617

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,432,802

See notes to financial statements.


4


STATEMENTS OF CHANGES
IN NET ASSETS                     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________
                                                                      OCT. 25,
                                                                       1994(A)
                                                    YEAR ENDED        THROUGH
                                                  JUNE 30, 1996   JUNE 30, 1995
                                                  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                              $2,432,185     $1,265,221
  Net realized loss on investments                         (128)        (7,897)
  Net change in unrealized appreciation of
    investments                                             745             -0-
  Net increase in net assets from operations          2,432,802      1,257,324

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (2,432,185)    (1,265,221)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              22,635,119     66,928,803
  Total increase                                     22,635,736     66,920,906

NET ASSETS
  Beginning of period                                66,921,106            200
  End of period                                     $89,556,842    $66,921,106

(a)  Commencement of operations.

See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________
NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio") and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through October, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for all expenses from July 1, 1995 to July 9, 1995 for expenses exceeding .60 of 1% of its average daily net assets, from July 10, 1995 to September 17, 1995 for expenses exceeding .70 of 1% of its average daily net assets and from September 18, 1995 to June 30, 1996 for expenses exceeding .80 of 1% of its average daily net assets. For the year ended June 30, 1996, the reimbursement amounted to $230,585. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $27,198 for the year ended June 30, 1996.


6


                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1996, the distribution fee amounted to $208,933 of which $83,573 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1996, such payments by the Portfolio amounted to $158,303 of which $92,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in the year 2003 and $128 expires in the year 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $89,564,122. Transactions, all at $1.00 per share, were as follows:

                                                                     OCT. 25,
                                                    YEAR ENDED       1994(A)
                                                      JUNE 30,      THROUGH
                                                       1996      JUNE 30, 1995
                                                   -----------   -------------
Shares sold                                        251,119,609     187,540,379
Shares issued on reinvestments of dividends          2,432,185       1,265,221
Shares redeemed                                   (230,916,675)   (121,876,797)
Net increase                                        22,635,119      66,928,803

(a)  Commencement of operations.


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                       ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________
NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                                           OCTOBER 25,
                                             YEAR ENDED      1994(A)
                                             JUNE 30,       THROUGH
                                                1996      JUNE 30, 1995
                                             ----------   -------------
Net asset value, beginning of period           $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .029           .023

LESS DISTRIBUTIONS
Dividends from net investment income           (.029)         (.023)
Net asset value, end of period                 $1.00          $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                               2.97%          3.48%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $89,557        $66,921
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .78%           .44%(c)
  Expenses, before waivers and
    reimbursements                              1.15%          1.30%(c)
  Net investment income (d)                     2.91%          3.48%(c)

(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


8


INDEPENDENT AUDITOR'S REPORT      ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
We have audited the accompanying statement of net assets of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
July 26, 1996


9

                             PART C
                        OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits for Each Portfolio of the Fund.

         (a)  Financial Highlights

              Included in the Prospectuses:

              Financial Information

              Included in the Statements of Additional
              Information

              Statement of Net Assets, June 30, 1996
              Statement of Operations, June 30, 1996 and July 28,
                 1995 (commencement of operations) to June 30, 1996 for the Florida Portfolio
              Statement of Changes in Net Assets for the years
                 ended June 30, 1995 and June 30, 1996 and for the period October 25, 1994 (commencement of operations) to June 30, 1995 and for the year ended June 30, 1996 for the Virginia Portfolio and for the period July 28, 1995 (commencement of operations) to June 30, 1996 for the Florida Portfolio
              Notes to Financial Statements June 30, 1996
              Report of Independent Auditors

              Included in Part C of the Registration Statement

              All other schedules are omitted as the required information is inapplicable

         (b)  Exhibits

              (1)(a) Declaration of Trust - Incorporated
                        by reference to Exhibit No. 1 to
                        Post-Effective Amendment No. 4 of
                        Registration Statement on Form N-1A (File
                        No. 2-79807) (the "Registrant's Form
                        N-1A"), filed April 29, 1985.

              (1)(b) Certificate of Amendment - Incorporated by
                        reference to Exhibit No. 1(b) to Post-
                        Effective Amendment No. 28 of
                        Registration Statement on Form N-1A,
                        filed September 28, 1994.

              (2)       By-Laws - Incorporated by reference to
                        Exhibit No. 2 to Post-Effective Amendment
                        No. 4 of the Registrant's Form N-1A,
                        filed April 29, 1985.

              (3)       Not applicable.

              (4) Specimen Forms of Certificate for Shares of Beneficial Interest of the General and New York Portfolio - Incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 7 of the Registrant's Form N-1A, filed July 10, 1986; for the California Portfolio - Incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 10 of the Registrant's Form N-1A,filed March 9, 1988; for the Connecticut Portfolio - Incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 17 of the Registrant's Form N-1A, filed
                        October 24, 1989.

              (4)(b) Specimen Form of Certificate for Shares of Beneficial Interest of the New Jersey Portfolio - Incorporated by reference to Exhibit No 4(b) to Post-Effective Amendment No. 25 of the Registrant's Form N-1A, filed November 30, 1993.

              (4)(c) Specimen Form of Certificate for Shares of Beneficial Interest of the Virginia Portfolio - Incorporated by reference to Exhibit No. 4(c) to Post-Effective Amendment No. 26 of the Registrant's Form N-1A, filed July 18, 1994.

              (5)       Copy of Advisory Agreement between the
                        Registrant and Alliance Capital
                        Management L.P. - Incorporated by
                        reference to Exhibit 5 to Post-Effective
                        Amendment No. 22 of the Registrant's Form
                        N-1A, filed October 13, 1992.

              (6) Copy of Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 22 of the Registrant's Form N-1A, filed October 13, 1992.

              (7)       Not applicable.

              (8) Copy of Custodian Contract between the Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit No. 8 to Post-Effective Amendment No. 4 of the Registrant's Form N-1A, filed April 29, 1985.

              (9) Copy of Transfer Agency Agreement between the Registrant and Alliance Fund
                        Services, Inc. - Incorporated by
                        reference to Exhibit No. 9 to Post-
                        Effective Amendment No. 14 filed February
                        15, 1989.

              (10)(a) Opinion of Seward & Kissel - Incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1 (Pre-Effective Amendment No. 1).

              (b)       Opinion of Venable, Baetjer and Howard -
                        Incorporated by reference to Exhibit No.
                        10(b) to Pre-Effective Amendment No. 1.

              (11)      Consent of Independent Auditors - Filed
                        herewith.

              (12)      Not applicable.

              (13)      Not applicable.

              (14)      Not applicable.

              (15)      Rule 12b-1 Plan - See Exhibit 6 hereto.

              (16) Schedule of Computation of Performance Quotation Provided in Response to Item 22
                        - Incorporated by reference to Exhibit
                        No. 16 to Post-Effective Amendment No. 22 of the Registrant's Statement on Form N-1A, filed October 13, 1992.

              (27)      Financial Data Schedule - Filed herewith.

                   Other Exhibits:

                   Powers of Attorney of:  John D. Carifa,
                   Charles H. P. Duell, William H. Foulk, Jr.,
                   Elizabeth J. McCormack, David K. Storrs, Dave

                   H. Williams, John Winthrop - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 14 of the Registrant's Statement on Form N-1A, filed on February 15, 1989.

                   Powers of Attorney of:  Sam Y. Cross and
                   Shelby White - Incorporated by reference to
                   Other Exhibits to Post-Effective Amendment No. 22 of the Registrant's Statement on Form N-1A, filed October 13, 1992.

                   Powers of Attorney of:  John D. Carifa, Sam Y.
                   Cross,  Charles H. P. Duell, William H. Foulk,
                   Jr., Elizabeth J. McCormack, David K. Storrs,
                   Shelby White, Dave H. Williams - Filed
                   herewith.

ITEM 25.      Persons Controlled by or Under Common Control with
              Registrant.

              None.

ITEM 26.      Number of Holders of Securities.

              Registrant had, as of October 16, 1996 the
              following record holders of shares of Beneficial
              Interest:
                 General Portfolio          22,815
                 New York Portfolio         15,833
                 California Portfolio        6,901
                 Connecticut Portfolio       2,214
                 New Jersey Portfolio          338
                 Virginia Portfolio            326
                 Florida                       805

ITEM 27. Indemnification.

              It is the Registrant's policy to indemnify its trustees and officers, employees and other agents as set forth in Article V of Registrant's Agreement and Declaration of Trust, filed as Exhibit 1 in response to Item 24 and Section 7 of the Distribution Agreement filed as Exhibit 6 in response to Item 24, all as set forth below. The liability of the Registrant's trustees and officers is also dealt with in Article V of Registrant's Agreement and Declaration of Trust. The Adviser's liability for loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit 5 in response to Item 24, as set forth below.

              Article V of Registrant's Agreement and Declaration of Trust reads as follows:

              Section 5.1 - No Personal Liability of
              Shareholders, Trustees, etc.

              No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property, including the property of any series of the Trust, or the acts, obligations or affairs of the Trust or any series thereof. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or applicable series thereof or its Shareholders, in connection with Trust Property or the property of any series thereof or the affairs of the Trust or any series thereof, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property or the property of the appropriate series of the Trust for satisfaction of claims of any nature arising in connection with the affairs of the Trust or any series thereof. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability, provided that any such expenses shall be paid solely out of the funds and property of the series of the Trust with respect to which such Shareholder's Shares are issued. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

              Section 5.2 - Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

              Section 5.3 - Indemnification.
              (a) The Trustees shall provide for indemnification by the Trust (or by the appropriate series thereof) of every person who is, or has been, a Trustee or officer of the Trust against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof, in such manner as the Trustees may provide from time to time in the By-Laws.

              (b)  The words "claim," "action," "suit," or
              "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

              Section 5.4 - No Bond Required of Trustees.  No
              Trustee shall be obligated to give any bond or other security for performance of any of his duties hereunder.

              Section 5.5 - No Duty of Investigation; Notice in Trust Instruments, Insurance. No purchaser, lender, transfer agent or other Person dealing with the Trustees or any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacity as Trustees under the Declaration or in their capacity as officers, employees or agents of the Trust. Every written obligation, contract, instrument, certificate, Share, other security of the Trust or undertaking made or issued by the Trustees shall recite that the same is executed or made by them not individually, but as Trustees under the Declaration, and that the obligations of any such instrument are not binding upon any of the Trustees or Shareholders, individually, but bind only the Trust Property or the property of the appropriate series of the Trust, and may contain any further recital which they or he may deem appropriate, but the omission of such recital shall not operate to bind the Trustees or Shareholders individually.
              The Trustees shall at all times maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable.

              Section 5.6 - Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of his duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel or upon reports made to the Trust by any of its officers or employees or by the Investment Adviser, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

              The Advisory Agreement between Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreement for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

              The Distribution Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement or Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in or necessary to make the statements in either thereof not misleading; provided, however that nothing therein shall be so construed as to protect Alliance Fund Distributors, Inc. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

              The foregoing summaries are qualified by the entire text of Registrant's Agreement and Declaration of Trust, the Advisory Agreement between Registrant and Alliance Capital Management L.P. and the Distribution Agreement between Registrant and Alliance Fund Distributors, Inc.

              Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

              In accordance with Release No. IC-11330
              (September 2, 1980) the Registrant will indemnify its directors, officers, investment manager and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion.
              The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

              The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors would be covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company.

ITEM 28. Business and Other Connections of Investment Adviser.

              The descriptions of Alliance Capital Management L.P. under the caption "The Adviser" in the Prospectus and "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

              The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 29. Principal Underwriters.

         (a)  Alliance Fund Distributors, Inc., the Registrant's
              Principal Underwriter in connection with the sale of shares of the Registrant, also acts as Principal
              Underwriter or Distributor for the following investment companies:

                 ACM Institutional Reserves, Inc.
                 AFD Exchange Reserves
                 Alliance All-Asia Investment Fund, Inc.
                 Alliance Balanced Shares, Inc.
                 Alliance Bond Fund, Inc.
                 Alliance Capital Reserves
                 Alliance Developing Markets Fund, Inc.
                 Alliance Global Dollar Government Fund, Inc.
                 Alliance Global Small Cap Fund, Inc.
                 Alliance Global Strategic Income Trust, Inc.
                 Alliance Government Reserves
                 Alliance Growth and Income Fund, Inc.
                 Alliance Income Builder Fund, Inc.

                 Alliance International Fund
                 Alliance Limited Maturity Government Fund, Inc. Alliance Money Market Fund
                 Alliance Mortgage Securities Income Fund, Inc. Alliance Multi-Market Strategy Trust, Inc. Alliance Municipal Income Fund II
                 Alliance Municipal Income Fund, Inc.
                 Alliance Municipal Trust
                 Alliance New Europe Fund, Inc.
                 Alliance North American Government Income Trust,
                 Inc.
                 Alliance Premier Growth Fund, Inc.
                 Alliance Quasar Fund, Inc.
                 Alliance Real Estate Investment Fund, Inc.
                 Alliance/Regent Sector Opportunity Fund, Inc. Alliance Short-Term Multi-Market Trust, Inc. Alliance Technology Fund, Inc.
                 Alliance Utility Income Fund, Inc.
                 Alliance Variable Products Series Fund, Inc.
                 Alliance World Income Trust, Inc.
                 Alliance Worldwide Privatization Fund, Inc.
                 Fiduciary Management Associates
                 The Alliance Fund, Inc.
                 The Alliance Portfolios

         (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

Name                     Positions and        Positions and
                         Offices With         Offices With
                         Underwriter          Registrant

Michael J. Laughlin      Chairman

Robert L. Errico         President

Edmund P. Bergan, Jr.    Senior Vice President, Secretary
                           General Counsel
                           and Secretary

Daniel J. Dart           Senior Vice President

Richard A. Davies        Senior Vice President,
                           Managing Director

Byron M. Davis           Senior Vice President

Kimberly A. Gardner      Senior Vice President

Geoffrey L. Hyde         Senior Vice President

Richard E. Khaleel       Senior Vice President

Barbara J. Krumsiek      Senior Vice President

Stephen R. Laut          Senior Vice President

Daniel D. McGinley       Senior Vice President

Dusty W. Paschall        Senior Vice President

Antonios G. Poleondakis  Senior Vice President

Gregory K. Shannahan     Senior Vice President

Joseph F. Sumanski       Senior Vice President

Peter J. Szabo           Senior Vice President

Nicholas K. Willett      Senior Vice President

Richard A. Winge         Senior Vice President

Jamie A. Atkinson        Vice President

Benji A. Baer            Vice President

Warren W. Babcock III    Vice President

Kenneth F. Barkoff       Vice President

William P. Beanblossom   Vice President

Jack C. Bixler           Vice President

Casimir F. Bolanowski    Vice President

Kevin T. Cannon          Vice President

William W. Collins, Jr.  Vice President

Leo H. Cook              Vice President

Richard W. Dabney        Vice President

John F. Dolan            Vice President

Mark J. Dunbar           Vice President

Sohaila S. Farsheed      Vice President

Linda A. Finnerty        Vice President

William C. Fisher        Vice President

Robert M. Frank          Vice President

Gerard J. Friscia        Vice President &
                           Controller

Andrew L. Gangolf        Vice President and   Assistant Secretary
                           Assistant General
                           Counsel

Mark D. Gersten          Vice President       Treasurer and Chief
                                              Financial Officer

Joseph W. Gibson         Vice President

Troy L. Glawe            Vice President

Herbert H. Goldman       Vice President

James E. Gunter          Vice President

Alan Halfenger           Vice President

Daniel M. Hazard         Vice President

George R. Hrabovsky      Vice President

Valerie J. Hugo          Vice President

Thomas K. Intoccia       Vice President

Robert H. Joseph, Jr.    Vice President
                           and Treasurer

Richard D. Keppler       Vice President

Sheila F. Lamb           Vice President

Donna M. Lamback         Vice President

Thomas Leavitt, III      Vice President

James M. Liptrot         Vice President

James P. Luisi           Vice President

Shawn P. McClain         Vice President

Christopher J. MacDonald Vice President

Michael F. Mahoney       Vice President

Maura A. McGrath         Vice President

Matthew P. Mintzer       Vice President

Joanna D. Murray         Vice President

Nicole Nolan-Koester     Vice President

Daniel J. Phillips       Vice President

Robert T. Pigozzi        Vice President

James J. Posch           Vice President

Robert E. Powers         Vice President

Domenick Pugliese        Vice President and   Assistant Secretary
                           Associate General
                           Counsel

Bruce W. Reitz           Vice President

Dennis A. Sanford        Vice President

Raymond S. Sclafani      Vice President

Richard J. Sidell        Vice President

J. William Strott, Jr.   Vice President

Richard E. Tambourine    Vice President

Joseph T. Tocyloski      Vice President

Neil S. Wood             Vice President

Emilie D. Wrapp          Vice President and   Assistant Secretary
                           Special Counsel

Maria L. Carreras        Assistant Vice President

John W. Cronin           Assistant Vice President

Leon M. Fern             Assistant Vice President

William B. Hanigan       Assistant Vice President

John C. Hershock         Assistant Vice President

James J. Hill            Assistant Vice President

Kalen H. Holliday        Assistant Vice President

Edward W. Kelly          Assistant Vice President

Nicholas J. Lapi         Assistant Vice President

Patrick Look             Assistant Vice President
                           & Assistant Treasurer

Thomas F. Monnerat       Assistant Vice President

Jeanette M. Nardella     Assistant Vice President

Carol H. Rappa           Assistant Vice President

Lisa Robinson-Cronin     Assistant Vice President

Robert M. Smith          Assistant Vice President

Wesley S. Williams       Assistant Vice President

Mark R. Manley           Assistant Secretary

         c)   Not applicable.

ITEM 30. Location of Accounts and Records.

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc. 500 Plaza Drive, Secaucus, New Jersey 07094 and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 31. Management Services.

              Not applicable.

ITEM 32. Undertakings.

         The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

         The Registrant undertakes to provide assistance to shareholders in communications concerning the removal of any Trustee of the Fund in accordance with Section 16 of the Investment Company Act of 1940.










































00250185.AG1

                            SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of October 1996.

                                       ALLIANCE MUNICIPAL TRUST

                                       by/s/ Ronald M. Whitehill
                                        Ronald M. Whitehill
                                           President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature                 Title                Date

1)   Principal
     Executive Officer

     /s/ Ronald M. Whitehill   President        October  29, 1996
     Ronald M. Whitehill

2)   Principal Financial and
     Accounting Officer
     /s/ Mark D. Gersten       Treasurer and    October 29, 1996
     Mark D. Gersten           Chief Financial
                               Officer

3)   All of the Trustees
     John D. Carifa            Elizabeth J. McCormack
     Sam Y. Cross              David K. Storrs
     Charles H.P. Duell        Shelby White
     William H. Foulk, Jr.     Dave H. Williams

     by/s/ Edmund P. Bergan, Jr.                October 29, 1996
        (Attorney-in-fact)
        Edmund P. Bergan, Jr.

                        Index to Exhibits

                                                Page

(11) Consent of Independent Auditors

(27) Financial Data Schedule


     Other Exhibits
     Power of Attorney for
     John D. Carifa
     Sam Y. Cross
     Charles H.P. Duell
     William J. Foulk, Jr.
     Elizabeth J. McCormack
     David K. Storrs
     Shelby White
     Dave H. Williams


































00250185.AG1